As filed with the Securities and Exchange Commission on April 14, 2006

                                       Securities Act Registration No. 333-47162
                                       Investment Act Registration No. 811-05192
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [ ]

                      Pre-Effective Amendment No. ____              [ ]

                         Post Effective Amendment No. 8             [X]

          REGISTRATION STATEMENT UNDER THE INVESTMENT ACT OF 1940

                              Amendment No. 124                     [X]

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                                   Registrant

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                    Depositor
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                                  402-467-1122
                            ------------------------

                                 ROBERT G. LANGE
                  Vice President, Secretary and General Counsel
                    Ameritas Variable Life Insurance Company
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                                  402-325-4249


Title of Securities Being Registered: SECURITIES OF UNIT INVESTMENT TRUST

Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

        It is proposed that this filing will become effective:

                [ ] immediately upon filing pursuant to paragraph b
                [ ] on ___________ pursuant to paragraph a of Rule 485
                [X] on MAY 1, 2006 pursuant to paragraph b of Rule 485
                If appropriate, check the following box:
                [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

    Title of Securities Being Registered: SECURITIES OF UNIT INVESTMENT TRUST

                                OVERTURE MEDLEY!
                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

PART A
FORM N-4     ITEM                             HEADING IN PROSPECTUS
--------     ----                             ---------------------

Item 1.      Cover Page.......................Cover Page
Item 2.      Definitions......................Definitions
Item 3.      Synopsis or Highlights...........Policy Overview; Charges
Item 4.      Condensed Financial Information..Financial Information
Item 5.      General Description of Registrant,
             Depositor and Portfolio Companies
             a) Depositor.....................Miscellaneous: About Our Company
             b) Registrant....................Investment Options
             c) Portfolio Company.............Investment Options
             d) Prospectus....................Investment Options
             e) Voting........................Miscellaneous: Voting Rights
             f) Administrator.................N/A
Item 6.      Deductions and Expenses
             a) Deductions....................Charges; Charges Explained
             b) Sales Load....................Charges; Charges Explained
             c) Special purchase plans........Charges; Charges Explained
             d) Commissions...................Miscellaneous: Distribution of the
                                              Policies
             e) Portfolio company deductions
                and expenses..................Charges
             f) Registrant's expenses.........N/A
Item 7.      General Description of Variable
             Annuity Contracts
             a) Rights........................Important Policy Provisions;
             Miscellaneous: Voting Rights
             b) Provisions and limitations....Important Policy Provisions
             c) Changes in contracts or
                operations....................Important Policy Provisions
             d) Contract owner inquiries......Cover Page; Last Page
Item 8.      Annuity Period
             a) Level of benefits.............Policy Distributions
             b) Annuity commencement date.....Important Policy Provisions
             c) Annuity payments..............Policy Distributions
             d) Assumed investment return.....N/A
             e) Minimums......................Important Policy Provisions
             f) Rights to change options or
             transfer investment base.........Investment Options
Item 9.      Death Benefit
             a) Death benefit calculation.....Policy Distributions
             b) Forms of benefits.............Important Policy Provisions
Item 10.     Purchases and Contract Values
             a) Procedures for purchases......Cover Page; Important Policy
                                              Provisions
             b) Accumulation unit value.......Policy Distributions
             c) Calculation of accumulation
                unit value....................Policy Distributions
             d) Principal underwriter.........Miscellaneous: Distribution of the
                                              Policies
Item 11.     Redemptions
             a) Redemption procedures.........Policy Distributions
             b) Texas Optional Retirement
                Program.......................N/A
             c) Delay.........................Policy Distributions
             d) Lapse.........................Policy Distributions
             e) Revocation of rights..........Important Policy Provisions

Item 12.     Taxes
             a) Tax consequences..............Tax Matters
             b) Qualified plans...............Tax Matters
             c) Impact of taxes...............Tax Matters
Item 13.     Legal Proceedings................Miscellaneous: Legal Proceedings
Item 14.     Table of Contents for Statement
             of Additional Information........Last Page

PART B                                        HEADING IN STATEMENT OF
FORM N-4     ITEM                             ADDITIONAL INFORMATION
--------     ----                             -------------------------

Item 15.     Cover Page.......................Cover Page
Item 16.     Table of Contents................Table of Contents
Item 17.     General Information and History
             a) Name change/Suspended Sales...N/A
             b) Attribution of Assets.........N/A
             c) Control of Depositor..........General Information and History
Item 18.     Services
             a) Fees, expenses and costs......N/A
             b) Management-related services...Services
             c) Custodian and independent
                public accountant.............Services
             d) Other custodianship...........N/A
             e) Administrative servicing
                agent.........................N/A
             f) Depositor as principal
                underwriter...................N/A
Item 19.     Purchase of Securities Being Offered
             a) Manner of Offering............N/A
             b) Sales load....................N/A
Item 20.     Underwriters
             a) Depositor or affiliate as principal
             underwriter......................Underwriters
             b) Continuous offering...........Underwriters
             c) Underwriting commissions......Underwriters
             d) Payments of underwriter.......N/A
Item 21.     Calculation of Performance Data..Calculation of Performance
Item 22.     Annuity Payments.................N/A
Item 23.     Financial Statements
             a) Registrant....................Financial Statements
             b) Depositor.....................Financial Statements

--------------------------------------------------------------------------------
PROSPECTUS:  May 1, 2006
                                                                AMERITAS
OVERTURE MEDLEY!                                        VARIABLE LIFE INSURANCE
                                                                 COMPANY
Flexible Premium                                             A UNIFI COMPANY
Deferred Variable Annuity Policy

                                                Ameritas Variable Life Insurance
                                                 Company Separate Account VA-2
--------------------------------------------------------------------------------

        This prospectus describes the Policy, especially its Separate Account. The Policy is designed to help you, the Policy Owner, invest on a tax-deferred basis and meet long-term financial goals. It provides a menu of optional features for you to select from to meet your particular needs; ask your sales representative or us which of these are available in your state. As an annuity, it also provides you with several ways to receive regular income from your investment. An initial minimum payment is required. Further investment is optional.

        You may allocate all or part of your investment among variable investment options (where you have the investment risk, including possible loss of principal) with allocated indirect interests in these non-publicly traded portfolios:

AIM FUNDS                          CALVERT PORTFOLIOS                   MFS
o  AIM V.I. Dynamics - Series I    o  CVS Income                        o  New Discovery - Initial Class
ALGER - Class O                    o  CVS Social Balanced               o  Strategic Income - Initial Class
o  Alger American Balanced         o  CVS Social Equity                 o  Utilities - Initial Class
AMERICAN CENTURY(R)                o  CVS Social International Equity   SUMMIT  (12)
o  VP Income & Growth              o  CVS Social Mid Cap Growth         o  Nasdaq-100 Index
AMERITAS PORTFOLIOS (3),(4)        o  CVS Social Small Cap Growth       o  Russell 2000 Small Cap Index
o  Ameritas Core Strategies        DREYFUS                              o  S&P MidCap 400 Index
o  Ameritas Income & Growth        o  MidCap Stock - Service Shares     THIRD AVENUE
o  Ameritas Index 500 **           FIDELITY  (Service Class 2)          o  Third Avenue Value
o  Ameritas MidCap Growth          o  VIP Asset Manager SM              VAN KAMPEN
o  Ameritas Money Market           o  VIP Asset Manager: Growth         o  Emerging Markets Equity - Class I (14)
o  Ameritas Focused MidCap Value   o  VIP Contrafund                    o  Global Value Equity - Class I
o  Ameritas Small Capitalization   o  VIP Equity-Income                 o  International Magnum - Class I (14)
o  Ameritas Small Company Equity   o  VIP Growth                        o  U.S. Real Estate -Class I
                                   o  VIP High Income
                                   o  VIP Investment Grade Bond
                                   o  VIP Overseas

or you may allocate part of your investment to a Fixed Account fixed interest rate option (where we have the investment risk and guarantee a certain return on your investment).

    Optional features of the Policy include the Value+ Option. AVLIC will credit a bonus to your Policy value on all premium payments you make during the first nine Policy Years. Policy expenses are higher if optional features are selected. Expenses for the Value+ Option may exceed the credit you receive.

    A Statement of Additional Information and other information about us and the Policy, with the same date as this prospectus, is on file with the Securities and Exchange Commission ("SEC") and is incorporated into this prospectus by reference. For a free copy, access it on the SEC's Web site (WWW.SEC.GOV, select "SEARCH FOR COMPANY FILINGS," THEN "COMPANIES," THEN TYPE file number 333-47162), or write or call us. The Table of Contents for the Statement of Additional Information is on the last page of this prospectus.

--------------------------------------------------------------------------------
PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.
It provides information you should consider before investing in a Policy. Prospectuses for the portfolios underlying the Subaccount variable investment options are available without charge from your sales representative or from our Service Center.
--------------------------------------------------------------------------------

 THE SEC DOES NOT PASS UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS, AND HAS
        NOT APPROVED OR DISAPPROVED THE POLICY. ANY REPRESENTATION TO THE
                        CONTRARY IS A CRIMINAL OFFENSE.


           NOT FDIC INSURED     MAY LOSE VALUE     NO BANK GUARANTEE

--------------------------------------------------------------------------------
             AMERITAS VARIABLE LIFE INSURANCE COMPANY (WE, US, OUR)
    SERVICE CENTER, P.O. BOX 82550, LINCOLN, NEBRASKA 68501. 1-800-745-1112.
                              VARIABLE.AMERITAS.COM
--------------------------------------------------------------------------------

TABLE OF CONTENTS                                 BEGIN ON PAGE
-----------------------------------------------------------------
    DEFINED TERMS.............................................3
    POLICY OVERVIEW...........................................4
    CHARGES...................................................5
    FINANCIAL INFORMATION.....................................9
    CHARGES EXPLAINED.........................................9
        Withdrawal Charge
        Mortality and Expense Risk Charge
        Administrative Charges
           Administrative Expense Fee, Annual Policy Fee
        Transfer Fee
        Tax Charges
        403(b) Tax Sheltered Annuity Charges
        Fees Charged by the Portfolios
        Other Optional Feature Charges
    INVESTMENT OPTIONS.......................................11
        Separate Account Variable Investment Options
        Fixed Account Fixed Interest Rate Option
        Transfers
        Third Party Services
        Disruptive Trading Procedures
        Systematic Transfer Programs:
            Dollar Cost Averaging, Portfolio Rebalancing,
        Earnings Sweep
        Model Asset Allocation Program
        Value+ Option
    IMPORTANT POLICY PROVISIONS..............................19
        Your Policy Value
        Telephone Transactions
        Death of Annuitant
        Delay of Payments
        Beneficiary
        Minor Owner or Beneficiary
        Policy Changes
        Policy Termination
        Optional Features
    POLICY DISTRIBUTIONS.....................................23
        Withdrawals
        Loans
        Death Benefits
        Annuity Income Benefits
    FEDERAL INCOME TAX MATTERS...............................31
    MISCELLANEOUS............................................33
        About Our Company
        Distribution of the Policies
        Voting Rights
        Legal Proceedings
    APPENDIX A:  Accumulation Unit Values...................A:1
    APPENDIX B:  Tax-Qualified Plan Disclosures.............B:1
    Thank You.  If You Have Questions,......................Last Page
    Statement of Additional Information Table of Contents...Last Page

--------------------------------------------------------------------------------
CONTACTING US. To answer your questions or to send additional premium, contact your sales representative or write or call us at:

                             Ameritas Variable Life
                               Insurance Company,
                                 Service Center
                                 P.O. Box 82550
                             Lincoln, Nebraska 68501
                                       Or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-745-1112
                               Fax: 1-402-467-6153
                              VARIABLE.AMERITAS.COM

Express mail packages should be sent to our street address, not our P.O. Box address.

REMEMBER, THE CORRECT FORM OF WRITTEN NOTICE "IN GOOD ORDER" is important for us to accurately process your Policy elections and changes. Many forms can be found on the on-line services section of our Web site. Or, call us at our toll-free number and we will send you the form you need and tell you the information we require.

FACSIMILE WRITTEN NOTICE. To provide you with timely service, we accept some Written Notice by facsimile. However, by not requiring your original signature, there is a greater risk unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge. We are entitled to act upon facsimile signatures that reasonably appear to us to be genuine.

MAKE CHECKS PAYABLE TO:
"Ameritas Variable Life Insurance Company"
--------------------------------------------------------------------------------

OVERTURE MEDLEY!                   -2-

DEFINED TERMS
--------------------------------------------------------------------------------

ACCUMULATION UNITS are an accounting unit of measure used to calculate the Policy value allocated to Subaccounts of the Separate Account. It is similar to a share of a mutual fund. The Policy describes how Accumulation Units are calculated.

ANNUITY DATE is the date annuity income payments are scheduled to begin. This date is identified on the Policy Schedule page of your Policy. You may change this date, as permitted by the Policy and described in this prospectus.

BUSINESS DAY is each day that the New York Stock Exchange is open for trading.

CASH SURRENDER VALUE is the Policy value less applicable withdrawal charge, Policy fee, outstanding loans, and any premium tax charge not previously deducted.

OWNER, YOU, YOUR is you -- the person(s) or legal entity who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy. POLICY YEAR/MONTH/ANNIVERSARY are measured from respective anniversary dates of the date of issue of this Policy.

SUBACCOUNT is a division within the Separate Account for which Accumulation Units are separately maintained. Each Subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund.

WE, US, OUR, AMERITAS, AVLIC -- Ameritas Variable Life Insurance Company.

WRITTEN NOTICE OR REQUEST -- Written notice, signed by you, on a form approved by or acceptable to us, that gives us the information we require and is received at AVLIC, Service Center, P.O. Box 82550, Lincoln, NE 68501 (or 5900 "O" Street, Lincoln, NE 68510), fax 1-402-467-6153. Call us if you have questions about what form or information is required.
--------------------------------------------------------------------------------


    THIS PROSPECTUS MAY ONLY BE USED TO OFFER THE POLICY WHERE THE POLICY MAY
      LAWFULLY BE SOLD. THE POLICY, AND CERTAIN FEATURES DESCRIBED IN THIS
                 PROSPECTUS, MAY NOT BE AVAILABLE IN ALL STATES.

 IF YOUR POLICY IS ISSUED AS PART OF A QUALIFIED PLAN UNDER THE INTERNAL REVENUE
   CODE, REFER TO ANY PLAN DOCUMENTS AND DISCLOSURES FOR INFORMATION ABOUT HOW
         SOME OF THE BENEFITS AND RIGHTS OF THE POLICY MAY BE AFFECTED.

OVERTURE MEDLEY!                   -3-

POLICY OVERVIEW
--------------------------------------------------------------------------------

        THE FOLLOWING IS INTENDED AS A SUMMARY. PLEASE READ EACH SECTION OF THIS PROSPECTUS FOR ADDITIONAL DETAIL.

The OVERTURE MEDLEY! Policy is a           A significant advantage of the Policy
variable annuity savings vehicle           is that it provides the ability to
offering a variety of investment options   accumulate capital on a tax-deferred
to help meet long-term financial goals.    basis. The purchase of a Policy to
The Policy includes a menu of feature      fund a tax-qualified retirement
options for you to select from to meet     account does not provide any
your particular needs; not all will be     additional tax deferred treatment
available in all states. Associated        beyond the treatment provided by the
charges are discussed in this              tax-qualified retirement plan itself.
prospectus' CHARGES and CHARGES            However, the Policy does provide
EXPLAINED sections. You can allocate       benefits such as lifetime income
your premiums among a wide spectrum of     payments, family protection through
investment options. In the Separate        death benefits and guaranteed fees.
Account variable investment options you
may gain or lose money on your
investment. In the Fixed Account option, we guarantee you will earn a fixed rate of interest. The investment options are described on this prospectus' cover and the INVESTMENT OPTIONS section.

        The Policy is a deferred annuity: it has an accumulation (or deferral) period and an annuity income period.

        ACCUMULATION PERIOD. During the accumulation period, any earnings that you leave in the Policy are not taxed. During this period you can invest additional money into the Policy, transfer amounts among the investment options, and withdraw some or all of the value of your Policy. Some restrictions may apply to transfers (especially to transfers into and out of the Fixed Account). Withdrawals may be subject to a withdrawal charge, income tax and a penalty tax.

        ANNUITY INCOME PERIOD. The accumulation period ends and the annuity income period begins on a date you select or the later of the fifth Policy Anniversary or Anniversary nearest the annuitant's 85th birthday. During the annuity income period, we will make periodic payments to the annuitant, unless you specify otherwise. You can select payments that are guaranteed to last for the annuitant's entire life or for some other period. Some or all of each payment will be taxable.

[ ]     POLICY OPERATION & FEATURES

PREMIUMS.
o  Minimum initial premium: $25,000.
o Minimum additional premium: $1,000, or $50 per month if through a regularly billed program.
o Additional premiums will not be accepted, without our approval, on or after the later of (i) the Policy anniversary following your or the annuitant's 85th birthday or (ii) the Annuity Date.

INVESTMENT OPTIONS.
o Variable investment option allocations are invested in Subaccounts of the Separate Account, which in turn invest in corresponding underlying portfolios. Fixed Account allocations are invested in our general account and we guarantee a fixed rate of interest.
o You may transfer among investments, subject to limits. Dollar cost averaging, portfolio rebalancing and earnings sweep systematic investment programs are available.

DEDUCTIONS FROM ASSETS.
(SEE CHARGES ON NEXT PAGES.)

WITHDRAWALS.
o Withdrawal charges apply to withdrawals under the base Policy. Two optional "free withdrawal" features are available, for a charge. After a premium is received, withdrawal charges apply for 9 years or, for a charge, 7 years or 5 years.
o  Each withdrawal must be at least $250.

ANNUITY INCOME.
o  Several fixed annuity income options are available.

DEATH BENEFIT.
o A standard death benefit is paid upon the death of the Owner unless the guaranteed minimum death benefit is payable.

OPTIONAL FEATURES.
o Optional features available are listed in the prospectus' IMPORTANT POLICY PROVISIONS section. Most can only be elected at Policy issue and only if you are then not older than age 70.

o  TAX-QUALIFIED PLANS

The Policy can be used to fund a tax-qualified plan such as an IRA or Roth IRA (including for rollovers from tax-sheltered annuities), SEP, or SIMPLE IRA, Tax-Sheltered Annuities, etc. This Prospectus generally addresses the terms that affect a non-tax-qualified annuity. If your Policy funds a tax-qualified plan, read the Qualified Plan Disclosures in this prospectus' APPENDIX B to see how they might change your Policy rights and requirements. Contact us if you have questions about the use of the Policy in these or other tax-qualified plans.

OVERTURE MEDLEY!                   -4-

CHARGES                      (> = BASE POLICY;  X = OPTIONAL FEATURE FEE)
--------------------------------------------------------------------------------

        The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy, or transfer Policy value between investment options. State premium taxes may also be deducted. (Schedules will differ when required by state law.)

-----------------------------------------------------------------------------------------------
TRANSACTION FEES
-----------------------------------------------------------------------------------------------
                                                   CURRENT FEES AND GUARANTEED MAXIMUM FEES
---------------------------------------------- ------------------------------------------------
PREMIUM WITHDRAWAL CHARGES
(DEDUCTED AS A % OF EACH PREMIUM WITHDRAWN)            Years since receipt of premium:
---------------------------------------------- ------------------------------------------------
                                                1    2    3    4   5    6    7    8    9   10+
---------------------------------------------- ---- ---- ---- ---- --- ---- ---- ---- ---- ----
 >  9-Year Base Policy Withdrawal Charge        8%   8%   8%   7%   7%  6%   5%   4%   2%   0%
---------------------------------------------- ---- ---- ---- ---- --- ---- ---- ---- ---- ----
 X  7 Year Withdrawal Feature Charge            7%   6%   5%   4%   3%  2%   1%   0%    -    -
---------------------------------------------- ---- ---- ---- ---- --- ---- ---- ---- ---- ----
 X  5 Year Withdrawal Feature Charge            7%   7%   6%   4%   2%  0%    -    -    -    -
---------------------------------------------- ---- ---- ---- ---- --- ---- ---- ---- ---- ----
 X  403(b) TSA Endorsement 7 Year
    Withdrawal Charge                           8%   8%   8%   7%   6%  5%   3%   0%    -    -
---------------------------------------------- ---- ---- ---- ---- --- ---- ---- ---- ---- ----
                                                                                   GUARANTEED
                                                                                    MAXIMUM
                                                                     CURRENT FEES     FEES
------------------------------------------------------------------- ------------- -------------
TRANSFER FEE (PER TRANSFER)
>   First 15 transfers per Policy Year                                  NONE          NONE
>   Over 15 transfers in one Policy Year, we may charge ...             $10           $10
------------------------------------------------------------------- ------------- -------------
LOAN ORIGINATION FEE
>   on Policies issued after 1/1/02 with the 403(b) Tax Sheltered
    Annuity Endorsement                                                 $25           $40
    (not applicable to Policies issued prior to 1/1/02 or in
    states where fee not approved).
    Waived if loan repayment is established on an automatic basis.
-----------------------------------------------------------------------------------------------


        The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, to equal the annualized charges shown, not including Subaccount portfolio operating fees and expenses.

-----------------------------------------------------------------------------------------------
ANNUAL FEES AND EXPENSES
-----------------------------------------------------------------------------------------------
                                                                                   GUARANTEED
                                                                                    MAXIMUM
                                                                     CURRENT FEES     FEES
-----------------------------------------------------------------------------------------------
ANNUAL POLICY FEES
WAIVED IF POLICY VALUE IS AT LEAST $50,000 ON A POLICY ANNIVERSARY.
------------------------------------------------------------------- ------------- -------------
>   ANNUAL POLICY FEE                                                    NONE          $40
  X   OPTIONAL MINIMUM INITIAL PREMIUM FEATURE ANNUAL POLICY FEE         $36           $40
   Waived for 403(b) Policies issued with the 403(b) Minimum Initial
   Premium Rider in Policy Years when total annual net premium
   (premiums less withdrawals) is $2,000 or greater.
-----------------------------------------------------------------------------------------------
ANNUAL WITHDRAWAL FEES
        DEDUCTED MONTHLY TO EQUAL THE ANNUAL % SHOWN.
------------------------------------------------------------------- ------------- -------------
>   BASE POLICY WITHDRAWAL CHARGE:                                       NONE          NONE
X   ANNUAL FEES FOR OPTIONAL WITHDRAWAL CHARGE FEATURES:
X   7 YEAR WITHDRAWAL CHARGE FEATURE                                    0.30%         0.40%
X   5 YEAR WITHDRAWAL CHARGE FEATURE                                    0.45%         0.60%
X   403(B) TAX SHELTERED ANNUITY ENDORSEMENT                            0.20%         0.40%
    REQUIRED FOR 403(B) POLICIES ISSUED AFTER 1/1/02.
    403(B) TSA ENDORSEMENT 7-YEAR PREMIUM WITHDRAWAL CHARGE SCHEDULE
    APPLIES IN ALL STATES EXCEPT TX, SC AND WA; IN THOSE STATES THE
    BASE POLICY 9-YEAR PREMIUM WITHDRAWAL CHARGE SCHEDULE APPLIES.
-----------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES
        DEDUCTED DAILY FROM ASSETS ALLOCATED TO THE SEPARATE ACCOUNT
        TO EQUAL THE ANNUAL % SHOWN.
------------------------------------------------------------------ -------------- -------------
>   MORTALITY & EXPENSE RISK CHARGE                                     0.60%         0.75%
>   ADMINISTRATIVE EXPENSE FEE                                          0.20%         0.25%
-----------------------------------------------------------------------------------------------

OVERTURE MEDLEY!                   -5-

-----------------------------------------------------------------------------------------------
MORE OPTIONAL RIDER/ENDORSEMENT FEATURE FEES
        DEDUCTED MONTHLY FROM POLICY VALUE TO EQUAL THE ANNUAL % SHOWN.
------------------------------------------------------------------ -------------- -------------
                                                                                   GUARANTEED
                                                                                    MAXIMUM
                                                                     CURRENT FEES     FEES
------------------------------------------------------------------ -------------- -------------
X   MINIMUM INITIAL PREMIUM FEATURE                                     0.25%         0.55%
    (WAIVED IF POLICY VALUE IS AT LEAST $50,000)
-----------------------------------------------------------------------------------------------
X  FREE WITHDRAWAL PRIVILEGE FEATURES
                                                                   -------------- -------------
    X   10% "Free" Withdrawal Feature                                   0.05%         0.15%
    X   Expanded "Free" Withdrawal Feature                              0.20%         0.40%
------------------------------------------------------------------ -------------- -------------
X   GUARANTEED MINIMUM DEATH BENEFIT FEATURES
                                                                   -------------- -------------
    X   1- Year "Periodic Step-Up" Guaranteed Minimum Death Benefit     0.25%         0.55%
    X   "5% Roll-Up" Guaranteed Minimum Death Benefit                   0.35%         0.75%
    X   "Greater Of" Guaranteed Minimum Death Benefit                   0.37%         0.80%
------------------------------------------------------------------ -------------- -------------
X   ESTATE PROTECTION BENEFIT  ("EPB")                             -------------- -------------
       ISSUE AGES 0-70                                                 0.20%         0.40%
       ISSUE AGES 71-80                                                0.60%         0.80%
X   EXPANDED ESTATE PROTECTION BENEFIT ("EEPB")                    -------------- -------------
       ISSUE AGES 0-70                                                 0.25%         0.45%
       ISSUE AGES 71-80                                                0.80%         1.00%
------------------------------------------------------------------ -------------- -------------
X   403(B) TAX SHELTERED ANNUITY ENDORSEMENT
       REQUIRED FOR 403(B) POLICIES ISSUED AFTER 1/1/02. 403(B) TSA ENDORSEMENT
       7-YEAR PREMIUM WITHDRAWAL CHARGE SCHEDULE IN ALL STATES EXCEPT TX, SC AND
       WA; IN THOSE STATES THE BASE POLICY 9-YEAR PREMIUM WITHDRAWAL CHARGE
       SCHEDULE APPLIES. ALSO INCLUDES LOAN FEATURE, AND WAIVER OF WITHDRAWAL
       CHARGE UPON DISABILITY OR SEPARATION FROM SERVICE AFTER THE NINTH POLICY
       YEAR ANNIVERSARY.
-----------------------------------------------------------------------------------------------
X   TSA MINIMUM INITIAL PREMIUM RIDER                                  0.35%         0.60%
       WAIVED ONCE POLICY VALUE IS AT LEAST $50,000 ON A POLICY
       YEAR ANNIVERSARY.
------------------------------------------------------------------ -------------- -------------
X   403(B) HARDSHIP WAIVER RIDER                                       0.15%         0.25%
------------------------------------------------------------------ -------------- -------------
X   TSA NO WITHDRAWAL CHARGE RIDERS                                -------------- -------------
      LARGE CASE (INITIAL PREMIUM IS $25,000 OR GREATER.)              0.25%         0.45%
      SMALL CASE (INITIAL PREMIUM IS LESS THAN $25,000.)
         WHEN POLICY VALUE IS $50,000 OR LESS ...                      0.30%         0.55%
         ONCE POLICY VALUE EXCEEDS $50,000 ...                         0.25%         0.45%
------------------------------------------------------------------ -------------- -------------
X       VALUE+ OPTION                                                  0.42%        0.55%
-----------------------------------------------------------------------------------------------

        The next table shows the minimum and maximum total operating expenses charged by the portfolio companies, before any waivers or reductions, that you may pay periodically during the time that you own the contract, followed by a table showing additional information for each portfolio company. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

----------------------------------------------------------------- --------------- --------------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES
    Expenses that are deducted from portfolio company assets,
    including management fees, distribution and/or service
    (12b-1) fees, and other expenses                                  MINIMUM         MAXIMUM
----------------------------------------------------------------- --------------- --------------
Before any Waivers and Reductions                                       0.37% (1)       2.18% (2)
----------------------------------------------------------------- --------------- --------------
After any Waivers and Reductions (EXPLAINED IN THE FOOTNOTES TO
THE PORTFOLIO EXPENSES TABLE AT THE END OF THIS SECTION)                0.36% (1)       2.18% (2)
----------------------------------------------------------------- --------------- --------------
    (1) Ameritas Money Market Portfolio.
    (2) Calvert CVS Social International Equity Portfolio.

[ ]    EXAMPLES OF EXPENSES

        The Examples below are intended to help you compare the cost of investing in the Policy with the cost of investing in other variable annuity policies. These costs include Policy owner transaction expenses, contract fees, separate account annual expenses, and Subaccount underlying portfolio fees and expenses.

        The Examples assume that you invest $10,000 in the Policy for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the underlying portfolio and Policy fees and expenses indicated. THE EXAMPLE AMOUNTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN IN THE CHART. Please note that although the examples assume $10,000 premium to aid comparisons, our minimum premium for this Policy is $25,000.

OVERTURE MEDLEY!                   -6-

                             -----------------------------------------------------------------------------------
                                Surrender Policy at           Annuitize Policy at          Policy is neither
                                the end of the time            the end of the time          surrendered nor
                                      period. ($)                 period. ($)               annuitized. ($)
                             -----------------------------------------------------------------------------------
                               1 Yr   3 Yr   5 Yr   10 Yr   1 Yr   3 Yr   5 Yr  10 Yr  1 Yr  3 Yr  5 Yr   10 Yr
                             -----------------------------------------------------------------------------------
 MAXIMUM POLICY EXPENSES (1)  $1,437 $2,685 $3,800 $5,998 $1,437 $1,885 $3,100 $5,998 $637 $1,885 $3,100 $5,998
 --------------------------- ---------------------------- --------------------------- --------------------------
 MINIMUM POLICY EXPENSES (2)  $918   $1,168 $1,338 $1,409   $918  $368   $638  $1,409 $118   $368  $638  $1,409
 --------------------------- ---------------------------- --------------------------- --------------------------

(1) MAXIMUM POLICY EXPENSE FEES. This example assumes maximum charges of 1.00% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee (although our current base Policy fee is $0), 2.80% of other Policy value annual expenses for the most expensive of optional feature (the Minimum Initial Premium, expanded free withdrawal, 5-year withdrawal charge, Expanded Estate Protection Benefit, and "greater of" guaranteed minimum death benefit optional features), plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (2.18%).
(2) MINIMUM POLICY EXPENSE FEES. This example assumes current charges of 0.80% for Separate Account annual expenses, plus the minimum fees and expenses after any waivers or reductions of any of the portfolio companies (0.36%).

[ ]    EACH PORTFOLIO'S OPERATING EXPENSES (AS OF DECEMBER 31, 2005)

----------------------------------------------------------------------------------------------------
                                                                                      Total Expenses
                                                                                      after Waivers
    o Subaccount's underlying                                      Total    Waivers        and
       Portfolio Name                 Management  12b-1    Other  Portfolio   and      Reductions,
                                          Fees     Fees*   Fees     Fees   ReductionS     if any
----------------------------------------------------------------------------------------------------
AIM FUNDS
o        AIM V.I. Dynamics - Series I     0.75%    -       0.42%  1.17%      -         1.17% (1) (2)
ALGER - Class O
o        Alger American Balanced          0.75%    -       0.06%  0.81%      -         0.81%
AMERICAN CENTURY (R)
o        VP Income & Growth               0.70%    -       -     0.70%       -         0.70%

AMERITAS PORTFOLIOS  (3), (4)
o        Ameritas Core Strategies         0.83%    -       0.14%   0.97%     0.02%     0.95%(5)
o        Ameritas Income & Growth         0.71%    -       0.17%   0.88%     0.10%     0.78%
o        Ameritas Index 500 **            0.29%    -       0.20%   0.49%     0.11%     0.38%
o        Ameritas MidCap Growth           0.87%    -       0.19%   1.06%     0.12%     0.94%
o        Ameritas Money Market            0.26%    -       0.15%   0.41%     0.05%     0.36%
o        Ameritas Focused MidCap Value    1.04%    -       0.16%   1.20%     -         1.20%(5)
o        Ameritas Small Capitalization    0.99%    -       0.23%   1.22%     0.22%     1.00%
o        Ameritas Small Company Equity    1.31%    -       0.30%   1.61%     0.28%     1.33%

CALVERT PORTFOLIOS
o        CVS Income                       0.70%    -       0.30%   1.00%     0.02%     0.98% (5) (6)
o        CVS Social Balanced              0.70%    -       0.22%   0.92%     -         0.92%
o        CVS Social Equity                0.70%    -       0.64%   1.34%     0.26%     1.08% (6)
o        CVS Social International Equity  1.10%    -       1.11%   2.21%     -         2.21% (5)
o        CVS Social Mid Cap Growth        0.90%    -       0.30%   1.20%     -         1.20% (5)
o        CVS Social Small Cap Growth      1.00%    -       0.56%   1.56%     -         1.56% (5)
DREYFUS
o        MidCap Stock - Service Shares    0.75%  0.25%     0.04%   1.04%     -         1.04% (7)

FIDELITY (R) - Service Class 2
o        VIP Asset Manager SM             0.52%  0.25%     0.13%   0.90%     -         0.90% (8)
o        VIP Asset Manager: Growth (R)    0.57%  0.25%     0.21%   1.03%     -         1.03% (8)
o        VIP Contrafund (R)               0.57%  0.25%     0.09%   0.91%     -         0.91% (8)
o        VIP Equity-Income                0.47%  0.25%     0.09%   0.81%     -         0.81% (9)
o        VIP Growth                       0.57%  0.25%     0.10%   0.92%     -         0.92% (8)
o        VIP High Income                  0.57%  0.25%     0.13%   0.95%     -         0.95%
o        VIP Investment Grade Bond        0.36%  0.25%     0.12%   0.73%     -         0.73%
o        VIP Overseas                     0.72%  0.25%     0.17%   1.14%     -         1.14% (8)
MFS
o        New Discovery - Initial Class    0.90%    -       0.16%   1.06%     -         1.06% (10)
o        Strategic Income - Initial Class 0.75%    -       0.50%   1.25%     0.35%(11) 0.90%
o        Utilities - Initial Class        0.75%    -       0.15%   0.90%     -         0.90% (10)
SUMMIT  (12)
o        Nasdaq-100 Index                 0.35%    -       0.30%   0.65%     -         0.65%(13)
o        Russell 2000 Small Cap Index     0.35%    -       0.34%   0.69%     -         0.69%
o        S&P MidCap 400 Index             0.30%    -       0.24%   0.54%     -         0.54%
THIRD AVENUE
o        Third Avenue Value               0.90%    -       0.29%   1.19%     -         1.19%
VAN KAMPEN
o        Emerging Markets Equity -        1.25%    -       0.41%   1.66%     -         1.66%
         Class I (14)
o        Global Value Equity - Class I    0.67%    -       0.35%   1.02%     -         1.02%
o        International Magnum -           0.80%    -       0.38%   1.18%     -         1.18%
         Class I (14)
o        U.S. Real Estate - Class I       0.75%    -       0.28%   1.03%     -         1.03%

------------------------------------------------------------------------------------------------

(1) AIM Funds has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and /or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and
(vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent

OVERTURE MEDLEY!                   -7-
has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The Fee Waiver has been restated to reflect this agreement. The expense limitation agreement is in effect through April 30, 2007.

(2) Effective January 1, 2005 through June 30, 2006, the advisor has contractually agreed to waive 0.01% in fees

(3) The portfolio Advisor (AIC) has contractually agreed to limit annual portfolio operating expenses through April 30, 2007, as reflected above, except for Ameritas Focused MidCap Value, which has a cap of 1.50%. Under the terms of the contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. Each Portfolio has an expense offset arrangement with the custodian bank whereby the custodian and transfer agent fees may be paid indirectly by credits on the Portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. Under those circumstances where the Advisor has provided to the Portfolio a contractual expense limitation, and to the extent any expense offset credits are earned, the Advisor benefits from the expense offset arrangement and the Advisor's obligation under the contractual limitation is reduced by the credits earned.

(4) Management fees for the Ameritas Portfolios include both the investment advisory fee and administrative service fee. The administrative service fee is 0.05% of the portfolio's average daily net assets with a minimum of $50,000.

(5) "Total Fees" reflect an indirect fee and fees before waivers. Indirect fees result from the Portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. Net operating expenses after reductions for fees paid indirectly and fee waivers would be as follows:
                      Ameritas Core Strategies              0.91%
                      Ameritas Focused MidCap Value         1.15%
                      CVS Income                            0.97%
                      CVS Social International Equity       2.03%
                      CVS Social Mid Cap Growth             1.17%
                      CVS Social Small Cap Growth           1.44%

(6) The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2007 to 0.98% for CVS Income Portfolio and 1.08% for CVS Social Equity Portfolio. Under the terms of the contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. Each Portfolio has an expense offset arrangement with the custodian bank whereby the custodian and transfer agent fees may be paid indirectly by credits on the Portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. Under those circumstances where the Advisor has provided to the Portfolio a contractual expense limitation, and to the extent any expense offset credits are earned, the Advisor may benefit from the expense offset arrangement and the Advisor's obligation under the contractual limitation may be reduced by credits earned.

(7) The Dreyfus Corporation has agreed, until July 31, 2006, to waive receipt of its fees and/or assume the expenses of the portfolio so that the expenses (excluding taxes, brokerage commissions, extraordinary expenses, interest expenses and commitment fees on borrowings) do not exceed .90 of 1%.

(8) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. These offsets may be discontinued at any time. Including these reductions, the total operating expenses would have been:
                  VIP Asset Manager - Service Class 2          0.89%
                  VIP Asset Manager: Growth - Service Class   21.02%
                  VIP Contrafund - Service Class 2             0.89%
                  VIP Equity-Income - Service Class 2          0.80%
                  VIP Growth - Service Class 2                 0.88%
                  VIP Overseas - Service Class 2               1.07%

(9) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 0.55%. These offsets may be discontinued at any time.

(10) Each MFS series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent, and may have entered into brokerage arrangements that reduced or recaptured series' expenses. Any such fee reductions are not reflected in the table. Had these fee reductions been taken into account, "Net Expenses" would be lower.

(11) MFS has agreed in writing to bear the series' expenses such that "Other Expenses" do not exceed 0.15% annually. This expense limitation arrangement excludes management fees, taxes, extraordinary expenses, brokerage and transaction costs and expenses associated with the series' investing activities. This written fee arrangement will continue until at least April 30, 2007.

(12) Figures are based on the actual expenses incurred by the Portfolio for the year ended December 31, 2005. Actual Portfolio expenses may vary.

(13) The fund does not bear any expenses above the amount disclosed; any additional expenses are borne by the adviser according to the terms of the advisory agreement.

(14) The fees disclosed reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The adviser has voluntarily agreed to waive a portion or all of its management fee and/or reimburse expenses to the extent necessary so that total annual operating expenses, excluding certain investment related expenses such as foreign country tax expense and interest expense on borrowing, do not exceed the "Operating Expense Limitation" in the below table. The adviser may terminate these voluntary waivers at any time at its sole discretion. After such reductions, the "Management Fee", "Other Expenses" and "Total Annual Expenses", would be as follows:
                                     OPERATING                           TOTAL
                                      EXPENSE    MANAGEMENT   OTHER      ANNUAL
          VAN KAMPEN                LIMITATION      FEES     EXPENSES   EXPENSES
          ----------                ----------      ----     --------   --------

  Emerging Markets Equity Class I     1.65%        1.24%      0.41%      1.65%
  International Magnum Class I        1.15%        0.77%      0.38%      1.15%

* Portfolios pay 12b-1 fees to us pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows investment companies to pay fees out of portfolio assets to those who sell and distribute portfolio shares. Some portfolios may also pay 0.05 to 0.25 percent of annual portfolio assets for our providing shareholder support and marketing services.

** "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P as set forth in the Licensing Agreement between us and S&P.

OVERTURE MEDLEY!                   -8-

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

        We provide Accumulation Unit value history for each of the Separate Account variable investment options. Financial statements of the Subaccounts of the Separate Account and our company are included in the Statement of Additional Information. To learn how to get a copy, see the front or back page of this prospectus.


CHARGES EXPLAINED               (> = BASE POLICY FEE;  X = OPTIONAL FEATURE FEE)
--------------------------------------------------------------------------------

        The following adds to information provided in the CHARGES section. Please review both prospectus sections for information on charges.

[ ]     WITHDRAWAL CHARGE

        We will deduct a withdrawal charge from Policy value upon a full surrender or partial withdrawal. We may also deduct a withdrawal charge from Policy value on the date annuity income payments begin from amounts applied to provide annuity payments. We do not assess a withdrawal charge on premiums after the second year since receipt that are then applied to the Life or Joint and Last Survivor annuity income options. This charge partially covers our distribution costs, including commissions and other promotional costs. Any deficiency is met from our general account, including amounts derived from the mortality and expense risk charge. If your Policy is issued as a 403(b) TSA Policy, any withdrawal charges will be waived after our receipt of satisfactory Written Notice on withdrawals:

       (a) upon your separation of service after 9 years from the Policy Date;
       (b) due to your disability within the meaning of Code Section 72(m)(7) prior to your age 65.

        The amount of a partial withdrawal you request plus any withdrawal charge is deducted from the Policy value on the date we receive your withdrawal request. Partial withdrawals (including any charge) are deducted from the Subaccounts and the Fixed Account on a pro rata basis, unless you instruct us otherwise. The oldest premium is considered to be withdrawn first, the next oldest premium is considered to be withdrawn next, and so on (a "first-in, first-out" basis). All premiums are deemed to be withdrawn before any earnings.

        X  OPTIONAL WITHDRAWAL CHARGE FEATURES
        The optional withdrawal charge features are deducted monthly from Policy value. These fees continue as long as the Policy is in force. Your election of one of the optional withdrawal charge features must be made at issue of the Policy.

        X  OPTIONAL FREE WITHDRAWAL FEATURES
        The base Policy does NOT have any free withdrawal features (allowing withdrawals not subject to a withdrawal charge). Two optional free withdrawal features are available: See the prospectus' POLICY DISTRIBUTIONS: WITHDRAWALS section of this prospectus for details about these features. These optional features have current fees which are deducted monthly from Policy value. These fees continue as long as the Policy is in force.

        The TSA No Withdrawal Charge Rider and Hardship Waiver Rider fees are deducted monthly from Policy value. Withdrawal charge fee rates are less for Large Policies (initial premium $25,000 or more) than for Small Policies. The withdrawal charge fee rate is also reduced when the Policy value exceeds $50,000 on a Policy Year anniversary. These optional feature fees continue as long as the Policy is in force.

[ ]     MORTALITY AND EXPENSE RISK CHARGE

        > We impose a daily fee to compensate us for the mortality and expense risks we have under the Policy. This fee is reflected in the Accumulation Unit values for each Subaccount.

        Our MORTALITY RISK arises from our obligation to make annuity payments and to pay death benefits prior to the Annuity Date. The mortality risk we assume is that annuitants will live longer than we project, so our cost in making annuity payments will be higher than projected. However, an annuitant's own longevity, or improvement in

OVERTURE MEDLEY!                   -9-
general life expectancy, will not affect the periodic annuity payments we pay under your Policy. Another mortality risk we assume is that at your death the death benefit we pay will be greater than the Policy value.

        Our EXPENSE RISK is that our costs to administer your Policy will exceed the amount we collect through administrative charges.

        If the mortality and expense risk charge does not cover our costs, we bear the loss, not you. If the charge exceeds our costs, the excess is our profit. If the withdrawal charge does not cover our Policy distribution costs, the deficiency is met from our general account assets, which may include amounts, if any, derived from this mortality and expense risk charge.

[ ]     ADMINISTRATIVE CHARGES

        Administrative fees help us cover our cost to administer your Policy.

        ADMINISTRATIVE EXPENSE FEE
        > This annual fee is reflected in the Accumulation Unit values for each Subaccount.

        ANNUAL POLICY FEE
        >   We reserve the right to charge an annual Policy fee.
        >   The optional Minimum Initial Premium feature has a current annual
            Policy fee.

        Any Policy fee is deducted from your Policy value on the last Business Day of each Policy Year and upon a complete surrender. This fee is levied by canceling Accumulation Units and making a deduction from the Fixed Account. It is deducted from each Subaccount and the Fixed Account in the same proportion that the value in each Subaccount and the Fixed Account bears to the total Policy value. For the optional Minimum Initial Premium feature for TSA Policies, we will also waive the annual Policy fee for Policy Years when total net premium (premium less withdrawals) is $2,000 or greater. We currently waive any Policy fee if the Policy value is at least $50,000 on a Policy Anniversary.

[ ]     TRANSFER FEE

        The first 15 transfers per Policy Year from Subaccounts or the Fixed Account are free. A transfer fee may be imposed for any transfer in excess of 15 per Policy Year. The transfer fee is deducted pro rata from each Subaccount (and, if applicable, the Fixed Account) in which the Owner is invested.

[ ]     TAX CHARGES

        Some states and municipalities levy a tax on annuities, currently ranging from 0% to 3.5% of your premiums. These tax rates, and the timing of the tax, vary and may change. Presently, we deduct the charge for the tax in those states with a tax either (a) from premiums as they are received, or (b) upon applying proceeds to an annuity income option.

        No charges are currently made for taxes other than premium taxes. We reserve the right to levy charges in the future for taxes or other economic burdens resulting from taxes that we determine are properly attributable to the Separate Account.

[ ]     403(B) TAX SHELTERED ANNUITY CHARGES

        403(b) Tax Sheltered Annuity endorsements issued after 1/1/02 include a 403(b) TSA Endorsement 7-Year Withdrawal Charge schedule in all states except TX, SC and WA; in those states the base Policy 9-Year Withdrawal Charge schedule applies. The 403(b) TSA Endorsement also includes a loan feature, and waiver of withdrawal charge upon disability or separation from service after the ninth Policy Year anniversary.

[ ]     FEES CHARGED BY THE PORTFOLIOS

         > Each Subaccount's underlying portfolio has investment advisory fees and expenses. They are set forth in this prospectus' CHARGES section and described in more detail in each fund's prospectus. A portfolio's fees and expenses are not deducted from your Policy value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These fees and expenses help to pay the portfolio's investment advisory and operating expenses.

OVERTURE MEDLEY!                   -10-

[ ]     VALUE+ OPTION CHARGE

        If you elect the Value+ Option, your current Separate Account annual expenses will total 1.22% of the average net asset value for the first nine Policy Years, assuming no charges for other riders. If you do not elect the Value+ Option, your current Separate Account annual expenses will be 0.80% for all Policy Years, again assuming no charges for other riders. The decision to elect or decline the Value+ Option depends on whether you believe it is to your advantage to have the Credit and incur the charges or not to have the Credit and avoid the charges.

[ ]     OTHER OPTIONAL FEATURE CHARGES

        X Charges for each of the other optional features are shown in this prospectus' CHARGES section.

---------
[ ]     WAIVER OF CERTAIN CHARGES

        When the Policy is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Policy (excluding fees charged by the portfolios). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee and withdrawal charges. In an exchange of another policy we or an affiliated company issued and where the withdrawal charge has been waived, the withdrawal charge for this Policy may be determined based on the dates premiums were received in the prior policy. Any fee waiver will not be discriminatory and will be done according to our rules in effect at the time the Policy is issued. We reserve the right to change these rules. The right to waive any charges may be subject to state approval.


INVESTMENT OPTIONS
--------------------------------------------------------------------------------

We recognize you have very personal        THE VALUE OF YOUR POLICY WILL
goals and investment strategies. The        GO UP () OR DOWN () BASED ON THE
Policy allows you to choose from a wide    INVESTMENT PERFORMANCE OF THE
array of investment options - each         VARIABLE INVESTMENT OPTIONS YOU
chosen for its potential to meet           CHOOSE. The investment results of
specific investment objectives.            each variable investment option are
                                           likely to differ significantly, and
You may allocate all or a part of your     vary over time. They do not earn a
premiums among the Separate Account        fixed interest rate.  Please consider
variable investment options or the Fixed   carefully, and on a continuing basis,
Account fixed interest rate option.        which investment options best suit
Allocations must be in whole percentages   your long-term  investment objectives
and total 100%. The variable investment    and risk tolerance.
options, which invest in underlying
portfolios, are listed and described in
this section of this prospectus.

[ ]     SEPARATE ACCOUNT VARIABLE INVESTMENT OPTIONS

        The Separate Account provides you with variable investment options in the form of underlying portfolio investments. Each underlying portfolio is an open-end investment management company. When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. The Policy value of your Policy depends directly on the investment performance of the portfolios that you select.

THE UNDERLYING PORTFOLIOS IN THE SEPARATE ACCOUNT ARE NOT PUBLICLY TRADED MUTUAL FUNDS, AND ARE NOT THE SAME AS PUBLICLY TRADED MUTUAL FUNDS WITH VERY SIMILAR NAMES. They are only available as separate account investment options in life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans.

Even if the investment options and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds.

You should read the prospectuses for the underlying portfolios together with this prospectus for more information.

OVERTURE MEDLEY!                   -11-

        The Separate Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account or AVLIC. The Separate Account was established as a separate investment account of AVLIC under Nebraska law on May 28, 1987. Under Nebraska law, we own the Separate Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain of business unrelated to the Separate Account. Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the variable investment options' underlying portfolios. We do not make any representations about their future performance.

   YOU BEAR THE RISK THAT THE VARIABLE INVESTMENT OPTIONS YOU SELECT MAY FAIL
           TO MEET THEIR OBJECTIVES, THAT THEY COULD GO DOWN IN VALUE,
                       AND THAT YOU COULD LOSE PRINCIPAL.
       -------------------------------------------------------------------

        Each Subaccount's underlying portfolio operates as a separate investment fund, and the income or losses of one generally has no effect on the investment performance of any other. Complete descriptions of each variable investment option's investment objectives and restrictions and other material information related to an investment in the variable investment option are contained in the prospectuses for each of the series funds which accompany this prospectus.

        The Separate Account Subaccount underlying portfolios listed below are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are NOT publicly traded mutual funds available for direct purchase by you. THERE IS NO ASSURANCE THE INVESTMENT OBJECTIVES WILL BE MET.

This information is just a summary for each underlying portfolio. You should read the series fund prospectus for an underlying portfolio accompanying this prospectus for more information about that portfolio, including detailed information about the portfolio's fees and expenses, investment strategy and investment objective. To get a copy of any portfolio prospectus, contact your representative or us as shown on the Table of Contents page or the last page of this prospectus.

 ---------------------------------- ------------------------------------------------------------
           SEPARATE ACCOUNT                   SUMMARY OF INVESTMENT STRATEGY / FUND TYPE
            PORTFOLIO
 ---------------------------------- ------------------------------------------------------------
             AIM FUNDS                     Offered through AIM VARIABLE INSURANCE FUNDS
                                                  ADVISED BY AIM Advisors, Inc.
 ---------------------------------- ------------------------------------------------------------
 AIM V.I. Dynamics - Series I       Investment objective is long-term capital growth.
 ---------------------------------- ------------------------------------------------------------
         ALGER (CLASS O)                     OFFERED THROUGH The Alger American Fund
                                              ADVISED BY Fred Alger Management, Inc.
 ---------------------------------- ------------------------------------------------------------
 Alger American Balanced            Seeks current income and long-term capital appreciation.
---------------------------------- ------------------------------------------------------------
        AMERICAN CENTURY (R)          OFFERED THROUGH American Century Variable Portfolios, Inc.
                                     ADVISED BY American Century Investment Management, Inc.
 ---------------------------------- ------------------------------------------------------------
 VP Income & Growth                 Growth and Income.
 ---------------------------------- ------------------------------------------------------------
                                          OFFERED THROUGH Calvert Variable Series, Inc.
       AMERITAS PORTFOLIOS                            Ameritas Portfolios
           - SUBADVISOR                       ADVISED BY Ameritas Investment Corp. *
 ---------------------------------- ------------------------------------------------------------
 Ameritas Core Strategies -
 THORNBURG INVESTMENT MANAGEMENT,   Growth, and secondarily, income.
 INC. (THORNBURG)
 ---------------------------------- ------------------------------------------------------------
 Ameritas Income & Growth - FRED    Income and Growth.
 ALGER MANAGEMENT, INC.(FRED ALGER)
  ---------------------------------- ------------------------------------------------------------
 Ameritas Index 500 - SSGA FUNDS    Common stocks of U.S. companies on the S&P 500 Index.
 MANAGEMENT, INC. (SSGA)
 ---------------------------------- ------------------------------------------------------------
 Ameritas MidCap Growth - FRED      Growth
 ALGER
 ---------------------------------- ------------------------------------------------------------
 Ameritas Money Market - CALVERT
 ASSET MANAGEMENT COMPANY, INC.     Money Market
 (CALVERT)
 ---------------------------------- ------------------------------------------------------------
 Ameritas Focused MidCap Value -    Growth.
 HARRIS ASSOCIATES, L.P.
 (HARRIS/OAKMARK)
 ---------------------------------- ------------------------------------------------------------
 Ameritas Small Company Equity -    Growth.
 OFI INSTITUTIONAL ASSET
 MANAGEMENT INC. (OFII)
 ---------------------------------- ------------------------------------------------------------
 Ameritas Small Capitalization -
 EAGLE ASSET MANAGEMENT, INC.       Growth.
 (EAGLE)
------------------------------------------------------------------------------------------------

OVERTURE MEDLEY!                   -12-

 ---------------------------------- ------------------------------------------------------------
           SEPARATE ACCOUNT                   SUMMARY OF INVESTMENT STRATEGY / FUND TYPE
            PORTFOLIO
 ---------------------------------- ------------------------------------------------------------
        CALVERT PORTFOLIOS                OFFERED THROUGH Calvert Variable Series, Inc.
            - SUBADVISOR                              Calvert Portfolios
                                        ADVISED BY Calvert Asset Management Company, Inc. *
 ---------------------------------- ------------------------------------------------------------
 CVS Income - NO SUBADVISOR         Income.
 ---------------------------------- ------------------------------------------------------------
 CVS Social Balanced - EQUITY       Income and Growth.
 PORTION: NEW AMSTERDAM PARTNERS
 LLC (NEW AMSTERDAM) AND SSGA;
 FIXED INCOME PORTION: NO
 SUBADVISOR
 ---------------------------------- ------------------------------------------------------------
 CVS Social Equity - ATLANTA        Growth.
 CAPITAL MANAGEMENT COMPANY,
 L.L.C.
 ---------------------------------- ------------------------------------------------------------
 CVS Social International Equity    Growth.
 - ACADIAN ASSET MANAGEMENT, INC.
 ---------------------------------- ------------------------------------------------------------
 CVS Social Mid Cap Growth - NEW    Growth.
 AMSTERDAM
 ---------------------------------- ------------------------------------------------------------
 CVS Social Small Cap Growth -      Growth.
 RENAISSANCE INVESTMENT MANAGEMENT
 ---------------------------------- ------------------------------------------------------------
            DREYFUS                      OFFERED THROUGH Dreyfus Investment Portfolios
                                                ADVISED BY The Dreyfus Corporation
 ---------------------------------- ------------------------------------------------------------
 MidCap Stock - Service Shares      Seeks returns greater than the total  return performance of publicly traded common stocks of medium-sized domestic in the aggregate, as represented by the  Standard and Poor's MidCap
                                    400 Index.
 ---------------------------------- ------------------------------------------------------------
   FIDELITY (R) - SERVICE CLASS 2            OFFERED THROUGH Variable Insurance Products
                                        ADVISED BY Fidelity Management & Research Company
 ---------------------------------- ------------------------------------------------------------
 VIP Asset Manager SM-              Seeks high total return with reduced risk over the long term by allocating assets among stocks, bonds and short-term instruments.
 ---------------------------------- ------------------------------------------------------------
                                    Seeks to maximize total return by allocating assets among
 VIP Asset Manager: Growth (R)      stocks, bonds and short-term instruments and other
                                    investments.
 ---------------------------------- ------------------------------------------------------------
 VIP Contrafund (R)                 Seeks long-term capital appreciation.
 ---------------------------------- ------------------------------------------------------------
 VIP                                Equity-Income Seeks reasonable income, to
                                    achieve yield which exceeds the composite
                                    yield on the securities comprising the S&P 500.
 ---------------------------------- ------------------------------------------------------------
 VIP Growth                         Seeks capital appreciation.
 ---------------------------------- ------------------------------------------------------------
 VIP High Income                    Income and Growth.
 ---------------------------------- ------------------------------------------------------------
 VIP Investment Grade Bond          Bond.
 ---------------------------------- ------------------------------------------------------------
 VIP Overseas                       Seeks long-term growth.
 ---------------------------------- ------------------------------------------------------------
        MFS (INITIAL CLASS)                OFFERED THROUGH MFS Variable Insurance Trust
                                       ADVISED BY Massachusetts Financial Services Company
 ---------------------------------- ------------------------------------------------------------
 New Discovery                      Common stocks of smaller cap emerging growth companies that are early in their life cycles. Investment objective is
                                    capital growth.
 ---------------------------------- ------------------------------------------------------------
 Strategic Income                   Seeks high current income by investing in fixed income
                                    securities. Its secondary objective is to provide
                                    significant capital appreciation.
 ---------------------------------- ------------------------------------------------------------
 Utilities                          Seeks capital growth and current income
                                    (income above that available from a
                                    portfolio invested entirely in equity
                                    securities).
 ---------------------------------- ------------------------------------------------------------
              SUMMIT                 OFFERED THROUGH Summit Mutual Funds Inc. Summit Pinnacle
                                                              Series
                                            ADVISED BY Summit Investment Partners, Inc. *
 ---------------------------------- ------------------------------------------------------------
 Nasdaq-100 Index                   Growth.
 ---------------------------------- ------------------------------------------------------------
 Russell 2000 Small Cap Index       Growth.
 ---------------------------------- ------------------------------------------------------------
 S&P MidCap 400 Index               Growth.
 ---------------------------------- ------------------------------------------------------------
           THIRD AVENUE                 OFFERED THROUGH Third Avenue Variable Series Trust
                                              ADVISED BY Third Avenue Management LLC
 ---------------------------------- ------------------------------------------------------------
  Third Avenue Value                 Long-term capital appreciation.
 ---------------------------------- ------------------------------------------------------------
                                     OFFERED THROUGH The Universal Institutional Funds, Inc.
            VAN KAMPEN                ADVISED BY Morgan Stanley Investment Management, Inc.
                                                         dba "Van Kampen"
 ---------------------------------- ------------------------------------------------------------
                                    Long-term capital appreciation by investing primarily in
 Emerging Markets Equity - Class I  growth-oriented equity securities of issuers in emerging markets countries.
 ---------------------------------- ------------------------------------------------------------
                                    Long-term capital appreciation by investing primarily in
 Global Value Equity - Class I      equity securities of issuers throughout the world,
                                    including U.S. issuers.
 ---------------------------------- ------------------------------------------------------------
                                    Long-term capital appreciation by investing primarily in
 International Magnum - Class I     equity securities of non-U.S. issuers domiciled in EAFE
                                    countries.
 ---------------------------------- ------------------------------------------------------------
  U.S. Real Estate - Class I        Above average current income and long-term capital
                                    appreciation by investing primarily in equity securities of companies in the U.S. real estate industry,  including real estate investment trusts.
 ---------------------------------- ------------------------------------------------------------
* Each of these companies is part of the UNIFI Mutual Holding Company, the ultimate parent of AVLIC.


OVERTURE MEDLEY!                   -13-

        ADDING, DELETING, OR SUBSTITUTING VARIABLE INVESTMENT OPTIONS
        We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available. We retain the right to change the investments of the Separate Account, and to eliminate the shares of any Subaccount's underlying portfolio and substitute shares of another series fund portfolio. If the shares of the underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account, we will first notify you and receive any necessary SEC and state approval before making such a change.

        New Separate Account underlying portfolios may be added, or existing funds eliminated, when, in our sole discretion, conditions warrant a change. If a portfolio is eliminated, we will ask you to reallocate any amount in the eliminated portfolio. If you do not reallocate these amounts, we will automatically reinvest them in the Ameritas Money Market Subaccount.

        If we make a portfolio substitution or change, we may change the Policy to reflect the substitution or change. Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts.

[ ]     FIXED ACCOUNT FIXED INTEREST RATE OPTION

      There is one fixed interest rate       ALL AMOUNTS ALLOCATED TO THE FIXED
option ("Fixed Account"), where we bear the  ACCOUNT BECOME ASSETS OF OUR
investment risk. We guarantee that you       GENERAL ACCOUNT. INTEREST IN THE
will earn a minimum interest rate that       GENERAL ACCOUNT HAS NOT BEEN
will yield at least 3% per year,             REGISTERED WITH THE SEC AND IS NOT
compounded annually. We may declare a        SUBJECT TO SEC REGULATION, NOR IS
higher current interest rate. However,       THE GENERAL ACCOUNT REGISTERED AS
you bear the risk that we will not           AN INVESTMENT COMPANY WITH THE SEC.
credit more interest than will yield the     THEREFORE, SEC STAFF HAVE NOT
minimum guaranteed rate per year for the     REVIEWED THE FIXED ACCOUNT
life of the Policy. We have sole             DISCLOSURES IN THIS PROSPECTUS.
discretion over how assets allocated to
the Fixed Account are invested, and we
bear the risk that those assets will
perform better or worse than the amount
of interest we have declared. The focus
of this prospectus is to disclose the
Separate Account aspects of the Policy.
Refer to the Policy for additional
details regarding the Fixed Account.

        We reserve the right to credit a bonus interest to premium payments made to the Fixed Account for Policy Owners who participate in the Enhanced Dollar Cost Averaging ("EDCA") program. The EDCA will be available for new premium only, not transfers from other Subaccounts or the Fixed Account. New premium includes any money noted on an application. Each premium allocated to the EDCA must be at least $1,500. We will transfer premiums allocated to the EDCA monthly over a period of six months, beginning one month after the date of premium receipt. In the event you withdraw or transfer monies allocated to the EDCA, we will stop crediting interest under the EDCA program and transfer any remaining balance to the Ameritas Money Market Subaccount. We reserve the right to discontinue offering the EDCA program at any time.

[ ]     TRANSFERS

        The Policy is designed for long-term investment, not for use with professional "market timing" services or use with programmed, large or frequent transfers. Excessive transfers could harm other policy owners, annuitants and beneficiaries by having a detrimental effect on investment portfolio management. In addition to the right of the Portfolio to impose redemption fees on short-term trading, WE RESERVE THE RIGHT TO REJECT ANY SPECIFIC PREMIUM ALLOCATION OR TRANSFER REQUEST, IF IN THE JUDGMENT OF A SUBACCOUNT PORTFOLIO FUND ADVISOR, A SUBACCOUNT PORTFOLIO WOULD BE UNABLE TO INVEST EFFECTIVELY IN ACCORDANCE WITH ITS INVESTMENT OBJECTIVES AND POLICIES, OR IF POLICY OWNERS WOULD OTHERWISE POTENTIALLY BE ADVERSELY AFFECTED.

        Transferring money out of a Subaccount within 60 days of a purchase may be considered market timing. However, any portfolio fund advisor may establish their own standards, and each transaction may be evaluated on its own. Ultimately the portfolio fund advisor has the authority to make this determination.

        Subject to restrictions during the "right to examine period" and prior to the Annuity Date, you may transfer Policy value from one Subaccount to another, from the Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount, subject to these rules:

        TRANSFER RULES:
        o A transfer is considered any single request to move assets from one or more Subaccounts or the Fixed Account to one or more of the other Subaccounts or the Fixed Account.
        o We must receive notice of the transfer - either Written Notice, an authorized telephone transaction, or by Internet when available. Transfer requests by facsimile, telephone, or Internet must be sent to us by 3:00 p.m. Central Time for same-day processing. Requests received later are processed on the next trading

OVERTURE MEDLEY!                   -14-
          day. Fax requests must be sent to us at 402-467-7923. If requests are faxed elsewhere, we will process them as of the day they are received by our trading unit.
        o The transferred amount must be at least $250, or the entire Subaccount or Fixed Account value if it is less. (If the value remaining after a transfer will be less than $250 in a Subaccount or $100 in the Fixed Account, we will include that amount as part of the transfer.)
          - If the Dollar Cost Averaging systematic transfer program is used, then the minimum transfer amount out of a Subaccount or the Fixed Account is the lesser of $100 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the value of the Fixed Account at the time the Dollar Cost Averaging program is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited.
          - The Portfolio Rebalancing and Earnings Sweep systematic transfer programs have no minimum transfer limits.
        o The first 15 transfers each Policy Year are free. Thereafter, transfers may result in a $10 charge for each transfer. This fee is deducted on a pro-rata basis from balances in all Subaccounts and the Fixed Account; it is not subtracted from the amount of the transfer. Transfers under any systematic transfer program DO count toward the 15 free transfer limit.
        o A transfer from the Fixed Account (except made pursuant to a systematic transfer program):
          - may be made only once each Policy Year;
          - may be delayed up to six months;
          - is limited during any Policy Year to the greater of:
          - 25% of the Fixed account value on the date of the transfer during that Policy Year;
          - the greatest amount of any similar transfer out of the Fixed Account during the previous 13 months; or
          - $1,000.
        o We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time.
        o If the Policy value in any Subaccount falls below $250, we may transfer the remaining balance, without charge, to the Ameritas Money Market Subaccount.
        o In the event you authorize telephone or Internet transfers, we are not liable for telephone or Internet instructions that we in good faith believe you authorized. We will employ reasonable procedures to confirm that instructions are genuine.

[ ]     THIRD-PARTY SERVICES

        Where permitted and subject to our rules, we may accept your authorization to have a third party (such as your sales representative or someone else you name) exercise transfers or investment allocations on your behalf. THIRD-PARTY TRANSFERS AND ALLOCATIONS ARE SUBJECT TO THE SAME RULES AS ALL OTHER TRANSFERS AND ALLOCATIONS. You can make this election on the application or by sending us Written Notice. Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service, does so independently from any agency relationship they may have with us for the sale of the Policies. THEY ARE ACCOUNTABLE TO YOU ALONE FOR SUCH TRANSFERS OR ALLOCATIONS. We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services. You should be aware that fees charged by such third parties for their service are separate from and in addition to fees paid under the Policy.

[ ]     DISRUPTIVE TRADING PROCEDURES

     The Policy is not designed to serve       Organizations or individuals that
as a vehicle for frequent trading in            use market timing investment
response to short-term fluctuations in the     strategies and make frequent or
market. Such frequent trading,                 other disruptive transfers should
programmed transfers, or transfers that        not purchase the Policy.
are large in relation to the total
assets of a Subaccount's underlying
portfolio can disrupt management of a
Subaccount's underlying portfolio and
raise expenses. This in turn can hurt
performance of an affected Subaccount
and therefore hurt your Policy's
performance.

        We reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. We further reserve the right to impose restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy Owners. Restrictions may include changing, suspending or terminating telephone, on-line and facsimile transfer privileges. We will also enforce any Subaccount underlying portfolio manager's own restrictions imposed upon transfers considered by the manager to be disruptive. Our disruptive trading procedures may vary from Subaccount to Subaccount, and may also vary due to differences in operational systems and contract provisions. Any Subaccount restrictions will be uniformly applied.

OVERTURE MEDLEY!                   -15-

        There is no assurance that the measures we take will be effective in preventing market timing or other excessive transfer activity. Our ability to detect and deter disruptive trading and to consistently apply our disruptive trading procedures may be limited by operational systems and technological limitations. The discretionary nature of our disruptive trading procedures may result in some Policy owners being able to market time while other Policy owners bear the harm associated with timing. Also, because other insurance companies and retirement plans may invest in Subaccount underlying portfolios, we cannot guarantee that Subaccount underlying portfolios will not suffer harm from disruptive trading within contracts issued by them.

        EXCESSIVE TRANSFERS
        We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we will consider, among other things:
        o  the total dollar amount being transferred;
        o  the number of transfers you make over a period of time;
        o whether your transfers follow a pattern designed to take advantage of short term market fluctuations, particularly within certain Subaccount underlying portfolios;
        o whether your transfers are part of a group of transfers made by a third party on behalf of individual Policy Owners in the group; and
        o the investment objectives and/or size of the Subaccount underlying portfolio.

        THIRD PARTY TRADERS
        We reserve the right to restrict transfers by any firm or any other third party authorized to initiate transfers on behalf of multiple Policy Owners if we determine such third party trader is engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we may, among other things:
        o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or
        o reject the transfer or exchange instructions of individual Policy Owners who have executed transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

We will notify affected Policy Owners before we limit transfers, modify transfer procedures or refuse to complete a transfer. Transfers made pursuant to participation in a dollar cost averaging, portfolio rebalancing, earnings sweep or asset allocation program are not subject to these disruptive trading procedures. See the sections of the Prospectus describing those programs for the rules of each program.

[ ]     SYSTEMATIC TRANSFER PROGRAMS

        We offer several systematic transfer programs. We reserve the right to alter or terminate these programs upon thirty days written notice.

o       DOLLAR COST AVERAGING
        The Dollar Cost Averaging program allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the Ameritas Money Market Subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Dollar Cost Averaging is intended to limit loss by resulting in the purchase of more Accumulation Units when a portfolio's value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Policy value, protect against a loss, or otherwise achieve your investment goals.

        As discussed at "Fixed Account Fixed Interest Rate Option," we also reserve the right to credit bonus interest on purchase payments allocated to the Fixed Account for Policy Owners who participate in the Enhanced Dollar Cost Averaging program. We refer to this bonus interest as EDCA. The Dollar Cost Averaging program and/or the EDCA program may not be available in all states and in all markets or through all broker-dealers who sell the Policies.

        DOLLAR COST AVERAGING PROGRAM RULES:
        o  There is no additional charge for the Dollar Cost Averaging program.
        o  We must receive  notice of your election and any changed  instruction
           - either Written
           Notice, by telephone transaction instruction, or by Internet when available.
        o  Automatic transfers can only occur monthly.
        o The minimum transfer amount out of the Ameritas Money Market Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the Fixed Account value at the time Dollar Cost Averaging is established. While a Dollar Cost Averaging

OVERTURE MEDLEY!                   -16-
           program is in effect, elective transfers out of the Fixed Account are prohibited. There is no maximum transfer amount limitation applicable to any of the Subaccounts.

        o Dollar Cost Averaging program transfers cannot begin before the end of a Policy's "right to examine" period.
        o You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy Month anniversary following the date the Policy's "right to examine" period ends.
        o You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the Ameritas Money Market Subaccount or the Fixed Account is less than $100.
        o Dollar Cost Averaging is not available when the Portfolio Rebalancing Program is elected.

o      PORTFOLIO REBALANCING
       The Portfolio Rebalancing program allows you to rebalance your Policy value among designated Subaccounts only as you instruct. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

        PORTFOLIO REBALANCING PROGRAM RULES:
        o  There is no additional charge for the Portfolio Rebalancing program.
        o  The Fixed Account is excluded from this program.
        o You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by Internet when available.
        o  You may have rebalancing occur quarterly, semi-annually or annually.

o       EARNINGS SWEEP
        The Earnings Sweep program allows you to sweep earnings from your Subaccounts to be rebalanced among designated investment options (Subaccounts or the Fixed Account), either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs.

        EARNINGS SWEEP PROGRAM RULES:
        o  There is no additional charge for the Earnings Sweep program.
        o  The Fixed Account is included in this program.
        o You must request the Earnings Sweep program, give us your allocation instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by Internet when available.
        o You may have your earnings sweep quarterly, semi-annually or annually.

[ ]     MODEL ASSET ALLOCATION PROGRAM

        We may offer a model asset allocation program. However, you always have the ability to construct your own asset allocation plan from among the investment options available in your Policy. Model asset allocation programs are intended to match model risk tolerance and investment objectives with the investment options available in your Policy.

        To assist you in your selection of an asset allocation model, our Model Asset Allocation program uses the Morningstar Asset Allocator. This tool was developed by Morningstar Associates, LLC ("Morningstar") and is offered to you through a license agreement between Morningstar and our affiliate Ameritas Investment Corp. ("AIC"). The Model Asset Allocation program consists of five models, ranging from aggressive to conservative. Morningstar provides AIC with ongoing recommendations and monitoring of the portfolios that comprise the models.

        To participate in the asset allocation program:
        o AIC will serve as your investment adviser fiduciary or the program solely for purposes of development of the models and periodic updates to the models. You must give AIC your written consent and discretionary authority for AIC to give us instructions to allocate your premiums (or, for an existing Policy, Policy value) pursuant to the allocations of the model you select. AIC will also periodically instruct us to change your allocations consistent with any changes to the model made by AIC as recommended by Morningstar. AIC has no discretionary authority to execute any other transfers for your policy.
        o  You must complete the Morningstar Asset Allocator Questionnaire.
        o You must allocate all of your Policy value to one asset allocation model. We must receive notice of your asset allocation model election either by written notice or Internet (when available) before we can begin a program for you. Only you can select which model is best for you. The Asset Allocator Questionnaire can be an aid, but neither it nor AIC will make this decision for you. You may wish to

OVERTURE MEDLEY!                   -17-
           consult with your own financial professional to determine whether participation in the program is best for you, and if so, which model is most suitable.
        o Each calendar quarter we will automatically rebalance the Subaccount values to be consistent with the allocation percentages for the program model that you elected. Such rebalancing will be disclosed in quarterly statements to you. Performance of each model is updated daily on our website and is available upon request.
        o Annually, AIC will re-evaluate and may make changes to each investment level model based upon Morningstar's recommendations. When AIC updates the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be automatically reallocated pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Model Asset Allocation program.
        o If you are currently participating in a Model Asset Allocation model and you make changes to your allocations outside the model, you will not receive future notifications of model changes. You will then be considered as having withdrawn from the Model Asset Allocation program and as having cancelled your relationship with AIC for purposes of implementing the program with your Policy.
        o AIC is compensated by us as principal underwriter for the Policies and also receives an advisory fee as adviser to the Ameritas Portfolios available as investment options within the Policies. We and AIC may also receive revenue sharing from other portfolios in the models. This additional compensation and related responsibilities may create conflicts of interest as AIC determines what portfolios should be in the models. However, we believe this risk is reduced or eliminated by contracting with Morningstar to independently evaluate and recommend the selection, allocation weighting, and periodic updates regarding portfolios in the models.

      There is no additional charge for selecting the Model Asset Allocation program. Although asset allocation programs are intended to mitigate investment risk, there is still a risk that investing pursuant to a model will still lose value. For information about risks of participating in the Model Asset Allocation program and more detail about the program, including more information about conflicts of interest, ask for a copy of this prospectus' Statement of Additional Information. More information about AIC's role as investment advisor for the program is available on AIC's Form ADV Part II which is delivered to you at the time you subscribe to the program. We may modify or discontinue the model asset allocation program at any time.

[ ]     VALUE+ OPTION

        If you elect the Value+ Option, we   The Value+ Option is subject to
will credit a bonus (the "Credit") to your   administrative availability. It
Policy value. The Credit will be 4% on       must be elected when you apply for
all premium payments you make during the     your Policy. It is available only
first twelve months of the Policy. The       with a nine-year surrender charge
Credit will be funded from our general       period (not with optional seven- or
account and will be credited                 five-year surrender charge
proportionately among the investment         periods). Once the Value+ Option is
options you select for premiums. For         elected, it cannot be revoked.
premium payments received in Policy
Years two through nine, we will credit
lesser amounts equal to 4% times the
decreasing ratios in the following
schedule:

                      YEAR               FORMULA          REDUCED CREDIT
                      ----               -------          --------------
                        2               4% x 8/9               3.56%
                        3               4% x 7/9               3.11%
                        4               4% x 6/9               2.67%
                        5               4% x 5/9               2.22%
                        6               4% x 4/9               1.78%
                        7               4% x 3/9               1.33%
                        8               4% x 2/9               0.89%
                        9               4% x 1/9               0.44%

        Value+ Option Credits are treated as "earnings" for purposes of determining withdrawal charges and free withdrawal amounts on surrenders and partial withdrawals. Similarly, Credits are not treated as an "investment in the contract" for tax purposes. (See discussion of Withdrawals and Value+ Option Recapture, below.)

        VALUE+ OPTION CHARGE
        The annualized charge for the Value+ Option is currently 0.42% of the Policy value, which will be deducted each monthly activity date for the first nine Policy Years. We expect to make a profit on this option. If you expect to surrender the Policy in the first nine Policy Years, you should not elect the Value+ Option because the benefit from the Credit would be less than the charges paid for it. An Owner who holds a Policy for at least nine years will benefit from electing the Value+ Option. After nine Policy Years, both the Policy value and the Cash Surrender Value received upon full surrender of the Policy will be greater if the Value+ Option is elected, than if it had not been elected.

OVERTURE MEDLEY!                   -18-

        "RIGHT TO EXAMINE" AND VALUE+ OPTION
        The "right to examine" period allows an Owner to return the Policy and receive a refund. "Right to examine" refunds are governed by state law and may be equal to (a) Policy value, (b) premiums received, or the greater of (a) or
(b). The Value+ Option amount, including increases for earnings or reductions for investment losses on the Credit, (the "Credit Value") is NOT part of any "right to examine" refund. When state law requires refund of full premium, the refund amount is the full premium unaffected by any Credits or investment performance.

        WITHDRAWALS AND VALUE+ OPTION RECAPTURE
        If the Value+ Option has been elected, all withdrawals and annuitizations during the first seven Policy Years will be subject to recapture of a portion of the Credit Value. The amount of the Credit Value assumed to be withdrawn is equal to the total withdrawal from the Policy value times the ratio of the Credit Value to the Policy value. In the first Policy Year, the Credit Value recaptured by AVLIC withdrawn is one hundred percent (100%) of the Credit Value withdrawn. In Policy Years two through seven, we will reduce the recapture ratio one-ninth each year according to the following schedule:
                             YEAR      PERCENTAGE
                             ----      ----------
                                2          89%
                                3          78%
                                4          67%
                                5          56%
                                6          44%
                                7          33%

        EXAMPLE: IF YOU PAY $100 IN PREMIUM IN THE FIRST POLICY YEAR, WE WILL CREDIT $4 UNDER THIS OPTION. IF AT THE END OF FIVE YEARS THIS INITIAL $4 CREDIT NOW HAS A VALUE EQUAL TO $5 (CREDIT VALUE), WE WOULD RECAPTURE $2.80 (0.56 X $5), IN THE EVENT YOU SURRENDER YOUR POLICY.

        No recapture will occur after the seventh Policy Year, and the Credit Value will be vested, subject to future increases or decreases for investment gains or losses. If you elected one of the optional free withdrawal charge riders, we will not recapture Credit Value on free withdrawal amounts. For purposes of calculating the withdrawal charge, withdrawals are considered to come from the oldest premium payment first, then the next oldest and so forth. Credit Value recaptured will be proportionate from your investment option allocations at the time of the withdrawal.

        No recapture of the Credit Value will take place:
        o if the Policy is annuitized and applied to a life contingent income option (assuming no premiums paid for two years prior to annuitization),
        o  if a death benefit becomes payable, or
        o if distributions are required in order to meet minimum distributions requirements under the Internal Revenue Code.

        In no event will the total dollar amount of the surrender charge plus recapture of the Credit Value exceed that percentage of premium stated below during the first seven years after a premium payment:
                        AGE (IN YEARS) OF      MAXIMUM PERCENTAGE OF
                         PREMIUM PAYMENT              PREMIUM
                         ---------------              -------
                                1                      12.5%
                                2                      11.1%
                                3                      10.2%
                                4                      10.0%
                                5                       9.0%
                                6                       8.0%
                                7                       7.0%


IMPORTANT POLICY PROVISIONS                 (X = OPTIONAL FEATURE)
--------------------------------------------------------------------------------

        The OVERTURE MEDLEY! Policy is a flexible premium deferred variable annuity policy. The Policy allows you to save and invest your assets on a tax-deferred basis. A feature of the Policy distinguishing it from non-annuity investments is its ability to guarantee annuity payments to you for as long as the annuitant lives or for some other period you select. In addition, if you die before those payments begin, the Policy will pay a death benefit to your beneficiary. Many key rights and benefits under the Policy are summarized in this prospectus; however, you must refer to the Policy itself for the actual terms of the Policy. You may obtain a copy of the Policy from us. The Policy can be purchased as a tax-qualified or nonqualified annuity. The Policy remains in force until surrendered for its Cash Surrender Value, or until all proceeds have been paid under an annuity income option or as a death benefit.

OVERTURE MEDLEY!                   -19-

[ ]     POLICY APPLICATION AND ISSUANCE

Replacing an existing annuity                  To purchase a Policy, you must
policy is not always your best          submit an application and a minimum
choice. Evaluate any replacement        initial premium. A Policy usually
carefully.                              will be issued only if you and the
                                        annuitant are age 0 through 85,
                                        rounded to the nearest birthday. We
                                        reserve the right to reject any
                                        application or premium for any
                                        reason.

        If your application is in good order upon receipt, we will credit your initial net premium to the Policy value in accordance with the "right to examine" rules in your state within two Business Days after the later of the date we receive your application or the date we receive your premium. If the application is incomplete or otherwise not in good order, we will contact you within five Business Days to explain the delay; at that time we will refund your initial premium unless you consent to our retaining it to apply it to your Policy once all Policy issuance requirements are met.

        The Policy Date is the date two Business Days after we receive your application and initial premium. It is the date used to determine Policy Anniversaries and Policy Years. No Policy will be dated on or after the 29th day of a month. (This does not affect how premium is credited; see the paragraph above.)

        You can purchase a tax-qualified Policy as part of Section 401(a) pension or profit-sharing plans, or IRA, Roth IRA, SIMPLE IRA, SEP, 403(b)
(TSAs), and Section 457 deferred compensation plans, subject to certain limitations. See this prospectus' FEDERAL INCOME TAX MATTERS section for details. Call us to see if the Policy may be issued as part of other kinds of plans or arrangements.

o       APPLICATION IN GOOD ORDER
        All application questions must be answered, but particularly note these requirements:
        o The Owner's and the annuitant's full name, Social Security number, and date of birth must be included.
        o Your premium allocations must be completed in whole percentages, and total 100%.
        o  Initial premium must meet minimum premium requirements.
        o  Your signature and your agent's signature must be on the application.
        o Identify the type of plan, whether it is nonqualified or, if it is qualified, state the type of qualified plan.
        o  City, state and date application was signed must be completed.
        o If you have one, please give us your e-mail address to facilitate receiving updated Policy information by electronic delivery.
        o There may be forms in addition to the application required by law or regulation, especially when a qualified plan or replacement is involved.
        o  Your agent must be both properly licensed and appointed with us.

o       PREMIUM REQUIREMENTS
        Your premium checks should be made payable to "Ameritas Variable Life Insurance Company." We may postpone crediting any payment made by check to your Policy until the check has been honored by your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources. Total premiums for all annuities held with us for the same annuitant or Owner may not exceed $1 million without our consent.

        INITIAL PREMIUM
        o  The only premium required.  All others are optional.
        o Must be at least $25,000. If you purchase the optional Minimum Initial Premium feature, it must be at least $2,000 for all plans, except 403(b) tax-sheltered annuities. The initial premium for a 403(b) policy may be as low as $0 so long as the annualized planned premium is at least $600 and the minimum modal premium is at least $50. We have the right to change these premium requirements.

        ADDITIONAL PREMIUMS
        o Must be at least $1,000; $50 if payments are established as part of a regularly billed program (electronic funds transfer, payroll deduction, etc.) or a tax-qualified plan. We have the right to change these premium requirements.
        o  Will not be accepted, without our approval, on or after the later of
           (i) the Policy Anniversary following your or the annuitant's 85th birthday or (ii) the Annuity Date.

o       ALLOCATING YOUR PREMIUMS
        You may allocate your premiums among the variable investment options and the Fixed Account fixed interest rate option. Initial allocations in your Policy application will be used for additional premiums until you change your allocation.

        o  Allocations must be in whole percentages, and total 100%.
        o You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to premiums received on or after the date we receive your Written Notice or authorized telephone transaction.

OVERTURE MEDLEY!                   -20-

        o All premiums will be allocated pursuant to your instructions on record with us, except your initial premium and any additional premiums received during your Policy's "right to examine" period may be subject to special requirements.

        "RIGHT TO EXAMINE" PERIOD ALLOCATIONS
        Return of Value State. In states that permit us to refund your Policy value upon your cancellation of the Policy during the "right to examine" period, we will allocate your initial premium to your selected variable investment options on the date of issue of the Policy.

        Return of Premium States. In states that require us to refund at least your full premium upon your cancellation of the Policy during the "right to examine" period and for all IRA plan Policies, we will hold your initial premium in the Ameritas Money Market Subaccount for 13 days. Then, we will invest your initial premium in the investment options pursuant to your application instruction. (Any additional premiums we receive during the "right to examine" period plus 3 days will be allocated in the same manner.) If, at the end of the "right to examine" period, you decide to cancel your Policy, we will refund the greater of the Policy value or premiums paid.

        VALUE+ OPTION AND "RIGHT TO EXAMINE" PERIOD. The Value+ Option amount, including increases for earnings or reductions for investment losses on the Credit, (the "Credit Value") is not part of any "right to examine" refund. When state law requires refund of full premium, the refund amount is the full premium unaffected by any Credits or investment performance.

[ ]     YOUR POLICY VALUE

        On your Policy's date of issue, the Policy value equals the initial premium less any charge for applicable premium taxes. On any Business Day thereafter, the Policy value equals the sum of the values in the Separate Account variable investment options and the Fixed Account. The Policy value is expected to change from day to day, reflecting the expenses and investment experience of the selected variable investment options (and interest earned in the Fixed Account options) as well as the deductions for charges under the Policy.

o       SEPARATE ACCOUNT VALUE
        Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Policy value held in the Separate Account Subaccounts on any Business Day is determined by multiplying each Subaccount's Accumulation Unit value by the number of Subaccount units allocated to the Policy. Each Subaccount's Accumulation Unit value is calculated at the end of each Business Day as follows:
        (a) the per share net asset value of the Subaccount's underlying portfolio as of the end of the current Business Day plus any dividend or capital gain distribution declared and unpaid by the underlying portfolio during that Business Day, times the number of shares held by the Subaccount, before the purchase or redemption of any shares on that date; minus
        (b) the daily administrative expense fee; minus
        (c) the daily mortality and expense risk charge; and this result divided by
        (d) the total number of Accumulation Units held in the Subaccount on the Business Day before the purchase or redemption of any Accumulation Units on that day.

        When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on the Business Day the transaction is made.

        An investment in money market funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

o       FIXED ACCOUNT VALUE
        The Policy value of the Fixed Account on any Business Day equals:
        (a) the Policy value of the Fixed Account at the end of the preceding Policy Month; plus
        (b) any net premiums credited since the end of the previous Policy Month; plus
        (c) any transfers from the Subaccounts credited to the Fixed Account since the end of the previous Policy Month; minus
        (d) any transfers and transfer fee from the Fixed Account to the Subaccounts since the end of the previous Policy Month; minus
        (e) any partial withdrawal and withdrawal charge taken from the Fixed Account since the end of the previous Policy Month; minus
        (f) the Fixed Account's share of the annual Policy fee on the Policy Anniversary; minus
        (g) the Fixed Account's share of charges for any optional features; plus
        (h) interest credited on the Fixed Account balance.

OVERTURE MEDLEY!                   -21-

[ ]     TELEPHONE TRANSACTIONS

TELEPHONE TRANSACTIONS PERMITTED
        o  Transfers among investment options.
        o  Establish systematic transfer programs.
        o  Change of premium allocations.

HOW TO AUTHORIZE TELEPHONE TRANSACTIONS
        o Upon your authorization on the Policy application or in Written Notice to us, you, your registered representative or a third person named by you may do telephone transactions on your behalf. You bear the risk of the accuracy of any designated person's instructions to us.

TELEPHONE TRANSACTION RULES
        o Must be received by close of the New York Stock Exchange ("NYSE") (usually 3 p.m. Central Time); if later, the transaction will be processed the next day the NYSE is open.
        o  Will be recorded for your protection.
        o For security, you or your authorized designee must provide your Social Security number and/or other identification information.
        o  May be discontinued at any time as to some or all Owners.

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

[ ]     DEATH OF ANNUITANT

        Upon the annuitant's death prior to 30 days before the Annuity Date, you may generally name a new annuitant. If any Owner is the annuitant, then upon that Owner's death, the Policy's applicable death benefit becomes payable to the named beneficiary(ies). However, if the beneficiary is the deceased Owner's spouse, then upon that Owner's death the spouse may be permitted under federal tax law to become the new Owner of the Policy and to name an annuitant and different beneficiaries.

[ ]     DELAY OF PAYMENTS

        We will usually pay any amounts requested as a full surrender or partial withdrawal from the Separate Account within 7 days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if:
(i) the NYSE is closed for other than customary weekend and holiday closings;
(ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Separate Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

        We may defer payments of a full surrender or partial withdrawals from the Fixed Account for up to 6 months from the date we receive your Written Notice.

[ ]     BENEFICIARY

        You may change your beneficiary by sending Written Notice to us, unless the named beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named beneficiary is irrevocable you may change the named beneficiary only by Written Notice signed by both you and the beneficiary. If more than one named beneficiary is designated, and you fail to specify their interest, they will share equally.

        If there are joint Owners, the surviving joint Owner will be deemed the beneficiary, and the beneficiary named in the Policy application or subsequently changed will be deemed the contingent beneficiary. If both joint Owners die simultaneously, the death benefit will be paid to the contingent beneficiary.

        If the beneficiary is your surviving spouse, the spouse may elect either to receive the death benefit, in which case the Policy will terminate, or to continue the Policy in force with the spouse as Owner.

        If the named beneficiary dies before you, then your estate is the beneficiary until you name a new beneficiary.

[ ]     MINOR OWNER OR BENEFICIARY

        A minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy beneficiary. Contrary to common belief, in most states parental status does NOT automatically give parents the power to provide an adequate release to us to make beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named beneficiary, we are able to pay the minor's beneficiary payments to the minor's trustee or guardian. Some states allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to

OVERTURE MEDLEY!                   -22-
determine the process to be appointed as the minor's guardian; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

[ ]     POLICY CHANGES

        Any change to your Policy is only effective if on a form acceptable to us, and then only once it is received at our Service Office and recorded on our records. Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this Prospectus' first two pages and last page.

[ ]     POLICY TERMINATION

        We may treat any partial withdrawal that leaves a Cash Surrender Value of less than $1,000 as a complete surrender of the Policy. See this prospectus' POLICY DISTRIBUTIONS: WITHDRAWALS section for more information.

        If you have paid no premiums during the previous 36-month period, we have the right to pay you the total value of your Policy in a lump sum and cancel the Policy if (i) the Cash Surrender Value is less than $1,000 (does not apply to IRAs), or (ii) the paid-up life-time income annuity benefit at maturity, based on an accumulation of the Policy value to maturity, would be less than $20 per month. We will not impose a withdrawal charge on involuntary terminations.

[ ]     X OPTIONAL FEATURES

        This Policy allows you the opportunity to select, and pay for, only those variable annuity policy features you want by "unbundling" features that are often incorporated into a base variable annuity policy. Check with your sales representative or us before selecting an optional feature, as some may not be available in your state on the effective date of this Prospectus. These optional features are currently only available at Policy issue, and most are only available if you are then not older than age 70. For features not available in your state on the date of your purchase, we may make them available to existing Owners for a limited time after the feature becomes available. Each of the optional features is principally described in the prospectus sections noted below:

OPTIONAL FEATURE                                   PROSPECTUS SECTION WHERE IT IS COVERED
----------------                                   --------------------------------------
X Minimum Initial Premium..........................IMPORTANT POLICY PROVISIONS:
                                                       Policy Application and Issuance
X Withdrawal Charge Period.........................CHARGES: Withdrawal Charge
X Free Withdrawal Privilege........................POLICY DISTRIBUTIONS: Withdrawals
X Guaranteed Minimum Death Benefit.................POLICY DISTRIBUTIONS: Death Benefits
X 403(b) Tax Sheltered Annuity Endorsement.........POLICY DISTRIBUTIONS: Withdrawals and
    (REQUIRED FOR 403(B) POLICIES)                    APPENDIX B: Tax Qualified Plan Disclosures
X Value+ Option....................................INVESTMENT OPTIONS: Value+ Option
X Estate Protection Benefit ("EPB") and
    Expanded Estate Protection Benefit ("EEPB")....POLICY DISTRIBUTIONS: Death Benefits

Charges for each of the optional features are shown in this prospectus' CHARGES section.


POLICY DISTRIBUTIONS         (X= OPTIONAL FEATURE)
--------------------------------------------------------------------------------
        There are several ways to take all or part of your investment out of your Policy, both before and after the Annuity Date. Tax penalties and withdrawal charges may apply to amounts taken out of your Policy before the Annuity Date. Your Policy also provides a death benefit (including, for an additional charge, an optional feature guaranteed minimum death benefit) that may be paid upon your death prior to the Annuity Date. All or part of a death benefit may be taxable.

[ ]     WITHDRAWALS

        You may withdraw, by Written Notice, all or part of your Policy's Cash Surrender Value prior to the Annuity Date. Amounts withdrawn (except for optional feature "free" partial withdrawals you may have elected, described below) are subject to a withdrawal charge. Following a full surrender of the Policy, or at any time the Policy value is zero, all your rights in the Policy end. Total surrender requires you to return your Policy to us.

OVERTURE MEDLEY!                   -23-

        For purposes of the withdrawal charge only, premiums are deemed to be withdrawn before any earnings; this means that there may be no withdrawal charge if the amount of the withdrawal is less than or equal to premiums received at least "x" years prior to the withdrawal and not considered having been previously withdrawn, where "x" is the number of years in the withdrawal charge period. Of premium considered withdrawn, the oldest premium is considered withdrawn first, the next oldest premium is considered withdrawn next, and so on (a "first-in, first-out" procedure). (This is different than taxation order, which generally considers the last premium withdrawn first - a "last-in, first-out" procedure.)

        WITHDRAWAL RULES
        o Withdrawals must be by Written Notice. A request for a systematic withdrawal plan must be on our form and must specify a date for the first payment, which must be the 1st through 28th day of the month.
        o  Minimum withdrawal is $250.
        o We may treat any partial withdrawal that leaves a Cash Surrender Value of less than $1,000 as a complete surrender of the Policy.
        o Withdrawal results in cancellation of Accumulation Units from each applicable Subaccount and deduction of Policy value from any Fixed Account option. If you do not specify which investment option(s) from which to take the withdrawal, it will be taken from each investment option in the proportion that the Policy value in each investment option bears to the total Policy value.
        o The total amount paid to you upon total surrender of the Policy (taking any prior partial withdrawals into account) may be less than the total premiums made, because we will deduct any charges owed but not yet paid (including withdrawal charges), a premium tax charge may apply to withdrawals, and because you bear the investment risk for all amounts you allocate to the Separate Account.
        o Unless you give us Written Notice not to withhold taxes from a withdrawal, we must withhold 10% of the taxable amount withdrawn to be paid as a federal tax, as well as any amounts required by state laws to be withheld for state income taxes.

        We will allow facsimile request forms and signatures to be used for the purpose of a "Written Notice" authorizing withdrawals from your Policy. You may complete and execute a withdrawal form and send it to our Service Center fax number, 402-467-6153. We offer this method of withdrawal as a service to meet your needs when turnaround time is critical. However, by not requiring an original signature there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.

o       SYSTEMATIC WITHDRAWAL PLAN
        The systematic withdrawal plan allows you to automatically withdraw payments of a pre-determined dollar amount or fixed percentage of Policy value from a specified investment option monthly, quarterly, semi-annually or annually. We can support and encourage your use of electronic fund transfer of systematic withdrawal plan payments to an account of yours that you specify to us. The fixed dollar amount of systematic withdrawals may be calculated in support of Internal Revenue Service minimum distribution requirements over the lifetime of the annuitant. No systematic withdrawal may be established after the 28th of each month. Although this plan mimics annuity payments, each distribution is a withdrawal that may be taxable and subject to the charges and expenses described above; you may wish to consult a tax advisor before requesting this plan.

o       X OPTIONAL "FREE" WITHDRAWAL FEATURES
        You may elect, for a charge, one of the following optional features allowing access to certain Policy value without being subject to withdrawal charges. For information about the charge for these features, see this prospectus' CHARGES and CHARGES EXPLAINED sections. Your election must be made at issue of the Policy.

        X OPTIONAL 10% "FREE" WITHDRAWAL FEATURE.
        This optional feature allows you to withdraw, each Policy Year, up to 10% of your Policy value without deduction of a withdrawal charge. Under this option, Policy value is considered withdrawn on the same basis as in the base Policy (first premiums on a first-in first-out basis, then earnings). The 10% amount is determined at the time the withdrawal is made and is reduced by all prior free withdrawals in that Policy Year. If you do not withdraw the 10% amount in a Policy Year, you may NOT carry forward the unused "free" withdrawal amount into the next Policy Year.

        X OPTIONAL EXPANDED "FREE" WITHDRAWAL FEATURE.
        This optional feature allows you to withdraw, without a withdrawal charge, each Policy Year, up to the greater of a stated percentage of your Policy value, minus prior "free" withdrawals taken since Policy issue, or any of your accumulated Policy earnings. (Accumulated Policy earnings are the excess of the Policy value over the net of premiums paid, plus any Value+ Credit amount, less any previous withdrawals of premium.) Under this option, for purposes of the withdrawal charge only, earnings are considered withdrawn before premium, and premium is considered withdrawn on a first-in first-out basis. (This is different than taxation order, which generally considers the last premium withdrawn first - a "last-in, first-out" procedure.) The stated percentage of Policy value available as a "free" withdrawal each Policy Year is 15% the first year, 30% the second year, and 45% the third and subsequent years. The percentage amount is determined at the time the withdrawal is made.

OVERTURE MEDLEY!                   -24-

        X OPTIONAL 403(B) TSA HARDSHIP WAIVER RIDER.
        This Rider, available only for Policies issued pursuant to a 403(b) tax sheltered annuity plan and which can only be attached to the Policy at issue, waives Withdrawal Charges for withdrawals of Policy value made while the Owner/annuitant is suffering a hardship as defined under applicable law and with satisfactory Written Notice to us.

        X OPTIONAL 403(B) TSA NO WITHDRAWAL CHARGE RIDERS.
          -----------------------------------------------
        These Riders, available only for Policies issued as 403(b) tax sheltered annuities and which can only be attached to the Policy at issue, allow the Policy to be issued without any withdrawal charges.

[ ]     LOANS (403(b) PLANS ONLY)

        Loans are only available if your Policy is a Tax Sheltered Annuity (sometimes called a "TSA" or "403(b) plan") under federal tax law and your Policy value is at least $5,000. The Owners can take loans from the Policy value beginning one year after the Policy is issued up to the Annuity Date, and cannot take out more than one loan each Policy Year. Loans are subject to the terms of the Policy, the plan, and federal tax law. We reserve the right to modify the terms of a loan to comply with changes in applicable law, or to reject any loan request if we believe it may violate the terms of the plan or applicable law. (We are not responsible for compliance of a loan request with plan requirements.) On Policies issued after 1/1/02 with the 403(b) Tax Sheltered Annuity Endorsement, we may charge a fee (currently $25; guaranteed maximum is $40) for each loan as loan origination expenses; however, this fee will be waived if loan repayment is established on an automatic basis. (This charge does not apply to Policies issued prior to 1/1/02 or to loans made in states where origination fees are not approved.)

        MINIMUM AND MAXIMUM LOAN AMOUNTS
        MINIMUM - $1,000. Each loan must individually satisfy this minimum amount.
        MAXIMUM - We will calculate the maximum nontaxable loan amount based upon information provided by the plan participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all your outstanding TSA loans must not exceed the lesser of (i) $50,000 reduced by the highest outstanding balance owned during the previous 12 months, or (ii) 50% of your Policy value.

        HOW LOANS ARE PROCESSED
        All loans are made from our general account. We transfer Policy value to our general account as security for the loan. The transfer is made in proportion to assets in and among the Subaccounts and in the Fixed Account, unless you give us different allocation instructions. No withdrawal charge is levied upon Policy value transfers related to loan processing. We are usually able to process a loan request within seven Business Days.

        LOAN INTEREST
        INTEREST RATE CHARGED ON LOAN BALANCE: guaranteed maximum rate is 8%; we may declare a lower current interest rate.
        INTEREST RATE CREDITED TO POLICY VALUE THAT IS COLLATERAL FOR THE LOAN: guaranteed minimum rate is 3%; we may declare a higher current interest rate.
        Specific loan terms are disclosed at the time of loan application or issuance.

        LOAN REPAYMENT
        Loans must be repaid within 5 years, or 20 years if the loan is used to purchase your principal residence. Loan repayments must be identified as such; if they are not, we will treat them as additional premium payments and they will not reduce the outstanding loan. Loan repayments must be substantially level and made at least quarterly. Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the Subaccounts and Fixed Account pursuant to your then current investment option allocation instructions. Any repayment due under the loan that is unpaid for 90 days will cause the loan balance to become immediately due without notice. The loan will then be treated as a deemed Policy distribution and reported as income to be taxed to the Owner.

        POLICY DISTRIBUTIONS, INCLUDING ANNUITY INCOME PAYMENTS
        While a loan is outstanding, any Policy distributions made, including annuity income payments, will be reduced by the amount of the outstanding loan plus accrued interest.

        TRANSFERRING THE POLICY
        We reserve the right to restrict any transfer of the Policy while a loan is outstanding.

[ ]     DEATH BENEFITS

        We will pay the death benefit after we receive Due Proof of Death of an Owner's death or as soon thereafter as we have sufficient information about the beneficiary to make the payment. Death benefits may be paid pursuant to an annuity income option to the extent allowed by applicable law and any settlement agreement in effect at your death. If the beneficiary does not make an annuity income option election within 60 days of our receipt of Due Proof of Death, we will issue a lump-sum payment to the beneficiary.

OVERTURE MEDLEY!                   -25-

        In most cases, when death benefit proceeds are paid in a lump sum, we will pay the death benefit proceeds by establishing an interest bearing account for the beneficiary, in the amount of the death benefit proceeds payable. The same interest rate schedule and other account terms will apply to all beneficiary accounts in place at any given time. We will send the beneficiary a checkbook within 7 days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds payable. The account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the general account.

        If an Owner of the Policy is a corporation, trust or other non-individual, we treat the primary annuitant as an Owner for purposes of the death benefit. The "primary annuitant" is that individual whose life affects the timing or the amount of the death benefit payout under the Policy. A change in the primary annuitant will be treated as the death of an Owner.

        If the annuitant is an Owner or joint Owner, the annuitant's death is treated as the Owner's death.

        If the annuitant is not an Owner and the annuitant dies before the Annuity Date, the Owner may name a new annuitant if such Owner(s) is not a corporation or other non-individual or if such Owner is the trustee of an Internal Revenue Code Section 401(a) retirement plan. If the Owner does not name a new annuitant, the Owner will become the annuitant.

        If your spouse is the Policy beneficiary, annuitant, or a joint Owner, special tax rules apply. See the IRS REQUIRED DISTRIBUTION UPON OWNER'S DEATH section below.

        We will deduct any applicable premium tax not previously deducted from the death benefit payable.

o       STANDARD DEATH BENEFIT
        Upon any Owner's death before the Annuity Date, the Policy will end, and we will pay a death benefit to your beneficiary. The death benefit equals the larger of:

       - your Policy value (without deduction of the withdrawal charge) on the later of the date we receive Due Proof of Death or an annuity payout option election less any charge for applicable premium taxes; or
       -   the sum of net premiums, less partial withdrawals.

        Upon any Owner's death on or after the Annuity Date and before all proceeds have been paid, no death benefit is payable, but any remaining proceeds will be paid to the designated annuity benefit payee based on the annuity income option in effect at the time of death.

o       IRS REQUIRED DISTRIBUTION UPON DEATH OF OWNER
        Federal law requires that if your Policy is tax non-qualified and you die before the Annuity Date, then the entire value of your Policy must be distributed within 5 years of your death. The 5-year rule does not apply to that portion of the proceeds which (a) is for the benefit of an individual beneficiary; and (b) will be paid over the lifetime or the life expectancy of that beneficiary as long as payments begin not later than one year after the date of your death. Special rules may apply to your surviving spouse. The Statement of Additional Information has a more detailed description of these rules. Other required distribution rules apply to tax-qualified Policies and are described in this prospectus' APPENDIX B.

o       TABLES ILLUSTRATING BENEFITS UPON DEATH
        The following tables illustrate benefits payable, if any, upon death of a party to the Policy for most, but not necessarily all, situations. The terms of any Policy rider or qualified plan funded by the Policy may change this information. Please consult your own legal and tax advisor for advice. You may contact us for more information.

                    IF DEATH OCCURS BEFORE THE ANNUITY DATE:
-----------------------------------------------------------------------------------------------
the deceased is   and ...         and ...             then the ...
-----------------------------------------------------------------------------------------------
any Policy Owner  - - -           - - -               Policy beneficiary receives the death
                                                      benefit.
-----------------------------------------------------------------------------------------------
any Policy Owner  the beneficiary - - -               the surviving spouse may elect to become the
                  is the Policy                       Policy Owner and continue the Policy, or
                  Owner's                             may have the Policy end and receive the
                  surviving spouse                    death benefit.
-----------------------------------------------------------------------------------------------
the annuitant    a Policy         there is no named   the Policy continues with the Policy
                 Owner is         contingent or joint Owner as the Policy annuitant unless
                 living           annuitant           the Owner names a new annuitant.
-----------------------------------------------------------------------------------------------
the annuitant    the Policy       - - -               the annuitant's death is treated as a
                 Owner is a                           Policy Owner's death.
                 non-person
-----------------------------------------------------------------------------------------------
an annuitant     a Policy         the contingent or   contingent annuitant becomes the
                 Owner is         joint annuitant is  annuitant, and the Policy continues.
                 living           living
-----------------------------------------------------------------------------------------------

OVERTURE MEDLEY!                    -26-

                  IF DEATH OCCURS ON OR AFTER THE ANNUITY DATE:
-----------------------------------------------------------------------------------------------
any Policy Owner There is a     surviving Policy Owner remains as Owner for purposes of
                 living joint   distributing any remaining Policy proceeds pursuant to the
                 Owner, and     annuity income option then in effect.  If the annuity benefit the annuitant  payee was the deceased Policy Owner, the surviving Owner
                 is living      receives the proceeds.  If the payee is other than the
                                deceased Owner, proceeds continue to be paid to the payee
                                until the payee's death, then are paid to the Policy
                                beneficiary.
-----------------------------------------------------------------------------------------------
any Policy Owner There is no    Policy beneficiary becomes the Policy Owner for purposes of
                 surviving      distributing any remaining Policy proceeds pursuant to the
                 joint Owner,   annuity income option then in effect.  If the annuity benefit
                 and            payee was the Owner, then the Policy beneficiary receives the the annuitant  proceeds.  If the payee is other than the Owner, proceeds
                 is living      continue to be paid to the payee until the payee's death,
                                then are paid to the Policy beneficiary.
-----------------------------------------------------------------------------------------------
any Policy       any Policy     Policy Owner (or other named payee) receives distribution of
annuitant        Owner is       any remaining Policy proceeds pursuant to the annuity income
                 living         option then in effect.
-----------------------------------------------------------------------------------------------
the annuitant    the annuitant  Policy beneficiary becomes the Policy Owner for purposes of
                 is also the    distributing any remaining Policy proceeds pursuant to the
                 Policy Owner   annuity income option then in effect.  If the annuity benefit payee was the Owner, then the Policy beneficiary receives the proceeds.  If the payee is other than the Owner, proceeds
                                continue to be paid to the payee until the payee's death,
                                then are paid to the Policy beneficiary.
-----------------------------------------------------------------------------------------------

o       X OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT FEATURES
        You may elect one of three optional Guaranteed Minimum Death Benefit features, for a charge. Your election must be made when the Policy is issued, and only if you and the annuitant are then not older than age 70. Your election cannot be changed or revoked. Each feature ends at your age 85. Under these features, if the Owner is not a natural person, you cannot change the annuitant after the guaranteed minimum death benefit feature is elected. Each of the options provides the opportunity to enhance the Policy's death benefit if Subaccount underlying portfolios should sharply decrease in value. See this prospectus' CHARGES and CHARGES EXPLAINED sections for information on the charge for these optional features.

        X OPTIONAL "PERIODIC STEP-UP" GUARANTEED MINIMUM DEATH BENEFIT
        This feature provides an amount greater than the standard death benefit under certain conditions. This greater amount is referred to as the GMDB. During the first policy year, the GMDB is zero. Until the termination of this feature, the GMDB is the step-up benefit, defined as (a) plus (b) minus (c) minus (d), where:
        (a) is the greater of:
            (i) the Policy value as of the most recent step-up date; or
            (ii) the step-up benefit immediately preceding the most recent step-up date
        (b) is any premiums paid since the most recent step-up date
        (c) is any partial withdrawals, including withdrawal charges, since the most recent step-up date
        (d) is a proportional adjustment for each partial withdrawal made since the most recent step-up date.
The proportional adjustment, which will never be less than zero, is described more fully in your Policy. It equals the step-up benefit minus the Policy value, times the ratio of the partial withdrawal amount divided by the Policy value. The step-up benefit and Policy value used to compute the proportional adjustment are prior to the partial withdrawal.

        The step-up interval is stated in your Policy's schedule page for this feature. The step-up benefit for your attained ages 80-84 is the step-up benefit on the Policy Anniversary nearest your 80th birthday adjusted by adding subsequent premiums paid and subtracting withdrawals made. The step-up benefit expires upon termination of this feature, which is the Policy Anniversary nearest your 85th birthday.

        X OPTIONAL 5% ROLL-UP GUARANTEED MINIMUM DEATH BENEFIT
        This feature provides an amount greater than the standard death benefit under certain conditions. This greater amount is referred to as the GMDB. Until the termination of this feature, the GMDB is the roll-up benefit, defined as the greater of (a) or (b), where:
        (a) is the current Policy value, and
        (b) is the total of premiums paid less withdrawals (net premiums) accumulated at 5% simple interest, not to exceed 200% of net premiums.
The roll-up benefit is reduced by a proportional adjustment for partial withdrawals. This adjustment, which will never be less than zero, is described more fully in your Policy. It equals the roll-up benefit minus the Policy value, times the ratio of the partial withdrawal amount divided by the Policy value. The roll up benefit and Policy value used to compute this adjustment are prior to the partial withdrawal.

        The accumulation of net premiums, as described in (b) above, stops on the anniversary nearest your 80th birthday. The roll-up benefit for your attained ages 80-84 is the roll-up benefit on the Policy Anniversary nearest your 80th birthday adjusted by subsequent premiums and withdrawals. The roll-up benefit expires upon termination of this feature, which is the Policy Anniversary nearest your 85th birthday.

X       OPTIONAL "GREATER OF" GUARANTEED MINIMUM DEATH BENEFIT
        This feature provides an amount greater than the standard death benefit under certain conditions. This greater amount is referred to as the GMDB. Until the termination of this feature, the GMDB is the greater of the step-up benefit GMDB or the roll-up benefit GMDB.

OVERTURE MEDLEY!                   -27-

o       X OPTIONAL ESTATE PROTECTION BENEFIT FEATURES
        X ESTATE PROTECTION BENEFIT
        For an additional charge you may purchase the Estate Protection Benefit ("EPB"). The EPB must be elected and purchased at the time you apply for your Policy, and cannot be canceled once elected. We will credit this benefit to the Policy value upon death of the Policy Owner, in addition to your standard death benefit and any optional guaranteed minimum death benefit that you elected. For joint Policy Owners, we will credit this benefit to the Policy value on the first death of a Policy Owner. On an annual basis, the charge for the EPB is determined by age of the Policy Owner at issue, as follows:
                                        CURRENT FEE     GUARANTEED MAXIMUM FEE
                                        -----------     ----------------------
               ISSUE AGES 0-70              0.20%                0.40%
               ISSUE AGES 71-80             0.60%                0.80%

This charge for the EPB is assessed monthly and applied to the Policy value for the life of the Policy Owner. This benefit must be elected prior to Policy issue and may not be revoked once elected.

        CALCULATION OF THE BENEFIT:
        The amount of the EPB will be equal to 40% of the difference between your Policy value and the net premium payments used for determining the benefit base, provided the difference does not exceed 100% of the net premiums. The EPB benefit is determined using the Policy value before the payment of any other optional Guaranteed Minimum Death Benefit. The EPB benefit is calculated as follows:

        40% X BENEFIT BASE; where:
        BENEFIT BASE = (PVD - NPBB) < BENEFIT CAP, such that:
           PVD = the Policy value on the date of the Policy Owner's death prior to any death benefit calculations; NPBB = net premiums used for the determination of the Benefit Base, which are premiums allocated to Policy value less a proportionate share of any withdrawal based on the value of net premiums in relation to the Policy value times the amount of the withdrawal at the time of withdrawal. On each Policy Anniversary, NPBB is reset to the lesser of net premiums (NP) or the Policy value as of that anniversary, where:
               NP = net premiums, which are premiums allocated to Policy value less a proportionate share of any withdrawal based on the value of net premiums in relation to the Policy value times the amount of the withdrawal at the time of withdrawal, and Benefit Cap = 100% of net premiums (NP) reduced by premiums received within a certain period of time prior to death. If death occurs in the first policy year, there is no reduction for premiums received prior to death. If death occurs in the second policy year, all premiums received in the second policy year reduce the net premium amount. If death occurs after the second policy year, only premiums received within the 12-month period prior to death reduce the net premium amount.

               EXAMPLE
                      Assume the following items:
                          (a) Death occurs in policy year 5
                          (b) Policy value at time of death is $90,000
                             (PVD = $90,000)
                          (c) Net premiums adjusted for withdrawals is $53,000
                             (NP = $53,000)
                          (d) Net premiums used for the determination of the
                              Benefit Base is $50,000 (NPBB = $50,000)
                          (e) Premium received within 12 months prior to death
                              = $14,000
                      From this information, the following is determined:
                          (a) Benefit Cap = $53,000 - $14,000 = $39,000
                          (b) Benefit Base = $90,000 - $50,000 = $40,000, which
                              is greater than the Benefit Cap, so the Benefit Base = $39,000
                          (c) EPB amount = 40% of $39,000 = $15,600

        With the reset of NPBB, a benefit may be available if the net premiums exceed the Policy value on the date of the Policy Owner's death.

        X EXPANDED ESTATE PROTECTION BENEFIT ("EEPB")
        For an additional charge, you may purchase the Expanded Estate Protection Benefit ("EEPB") option in lieu of the EPB if you intend to exchange your existing annuity for an OVERTURE MEDLEY! Policy. The exchange must qualify for tax-free exchange treatment under the Internal Revenue Code. You should consider purchasing this benefit if you have significant amounts of taxable gain in your existing annuity contract and you intend to exchange such contract. The EEPB is available only at Policy issue and once elected it may not be revoked.
        The EEPB may be purchased for an annual charge applied as a percentage of Policy value based upon the age of the Policy Owner at time of issue, as follows:
                                       CURRENT FEE     GUARANTEED MAXIMUM FEE
                                       -----------     ----------------------
               ISSUE AGES 0-70             0.25%                0.45%
               ISSUE AGES 71-80            0.80%                1.00%

OVERTURE MEDLEY!                   -28-

        CALCULATION OF THE BENEFIT:
        The amount of the EEPB will be equal to 40% of the sum of: (a) the difference between your Policy value and the net premium payments used for the determination the benefit base, and (b) a certain percentage of the premium exchanged into the Policy, provide the sum does not exceed 100% of the net premiums. The EEPB benefit is determined using the Policy value before the payment of any other optional Guaranteed Minimum Death Benefit. The EEPB benefit is calculated as follows:

        40% X BENEFIT BASE; where:
        BENEFIT BASE = [(PVD - NPBB) + (Z% X TRANSFER PREMIUM)] < BENEFIT CAP, such that: PVD, NPBB, NP, and Benefit Cap have the same meanings as stated above for the EPB benefit;
           Transfer Premiums = premiums received as a result of a tax-free exchange or transfer. This includes premiums that qualify for IRC
           Section 1035 exchange treatment, and premiums that are a result of transfer, rollover, conversion or recharacterization; and z = a percentage that varies by the number of years since receipt of appropriate Transfer Premiums as follows:
                             YEARS SINCE RECEIPT           %
                             -------------------          ---
                                    1                     10
                                    2                     20
                                    3                     30
                                    4                     40
                                    5+                    50

                   EXAMPLE
                   Assume the following items:
                          (a) Death occurs in policy year 3;
                          (b) Policy value at time of death is $110,000
                              (PVD = $110,000);
                          (c) Net premiums adjusted for withdrawals is $73,000
                              (NP = $73,000);
                          (d) Net premiums used for the determination of the
                              Benefit Base is $70,000 (NPBB = $70,000)
                          (e) Transfer Premiums, which were all paid in policy
                              year 1, are $10,000
                              (Transfer Premiums = $10,000);
                          (f) Premium received within 12 months prior to death =
                              $31,000.

                   From this information, the following is determined:
                          (a) Benefit Cap = $73,000 - $31,000 = $42,000;
                          (b) Benefit Base =[($110,000 - $70,000) + (30% x
                              $10,000)] = $43,000, which is greater than the Benefit Cap, so Benefit Base = $42,000; and
                          (c) EEPB amount = 40% of $42,000 = $16,800

        With the reset of NPBB, a benefit may be available if the net premiums exceed the Policy value on the date of the Policy Owner's death.

        With respect to IRAs, if you are purchasing the EPB or EEPB for your IRA, our understanding of current law is that the tax status of optional death benefits such as EPB and EEPB is unclear. To resolve any uncertainty, we will ask the Internal Revenue Service to approve the use of all optional death benefits in IRAs, including the Estate Protection Benefit and Expanded Estate Protection Benefit. We believe that use of the EPB and EEPB endorsements and other optional death benefits should not result in adverse tax treatment. We may in our sole discretion and in compliance with our adopted procedures, accept or reject IRA contributions to purchase a contract with optional benefits. However, WE CAN GIVE NO ASSURANCE THAT THE INTERNAL REVENUE SERVICE WILL APPROVE THE USE OF THE OPTIONAL DEATH BENEFITS IN IRAS. THEREFORE, THE POLICY OWNERS BEAR THE RISK OF ANY ADVERSE TAX TREATMENT.

[ ]     ANNUITY INCOME BENEFITS

     A primary function of an annuity      Annuity payments:
contract, like this Policy, is to          -  require investments to be
provide annuity payments to the               allocated to our general account,
payee(s) you name. You will receive           so are not variable.
the annuity benefits unless you            -  may be subject to a withdrawal
designate another payee(s). The               charge.
level of annuity payments is               -  may be taxable and, if premature,
determined by your Policy value,              subject to a tax penalty.
the annuitant's sex (except where
prohibited by law) and age, and the
annuity income option selected. All
or part of your Policy Cash
Surrender Value may be placed under
one or more annuity income options.

        Annuity payments may be subject to a withdrawal charge. A withdrawal charge is not applied on the Annuity Date for premiums applied after the second year since receipt to the Life or Joint and Last Survivor annuity income options. However, the withdrawal charge does apply to Policy value placed under other annuity income options.

OVERTURE MEDLEY!                   -29-

        Annuity payments must be made to individuals receiving payments on their own behalf, unless otherwise agreed to by us. Any annuity income option is only effective once we acknowledge it. We may require initial and ongoing proof of the Owner's or annuitant's age or survival. Unless you specify otherwise, the payee is the Owner.

        Payments under the annuity income options are FIXED ANNUITY PAYMENTS based on a fixed rate of interest at or higher than the minimum effective annual rate which is guaranteed to yield 3% on an annual basis. We have sole discretion whether or not to pay a higher interest rate for annuity income options 1, 2, or 3 (see below). Current immediate annuity rates for options 4 or 5 for the same class of annuities are used if higher than the guaranteed amounts (guaranteed amounts are based upon the tables contained in the Policy). The guaranteed amounts are based on the 1983 Table "a" Individual Annuity Table projected 17 years, and an interest rate which is guaranteed to yield 3% on an annual basis. Current interest rates, and further information, may be obtained from us. The amount of each fixed annuity payment is set and begins on the Annuity Date, and does not change.

o       WHEN ANNUITY INCOME PAYMENTS BEGIN
        You select the Annuity Date by completing an election form that you can request from us at any time. If you do not specify a date, the Annuity Date will be the later of the Policy Anniversary nearest the annuitant's 85th birthday or the fifth Policy Anniversary. Tax-qualified Policies may require an earlier Annuity Date. You may change this date by sending Written Notice for our receipt at least 30 days before the then current Annuity Date.

o       SELECTING AN ANNUITY INCOME OPTION
        You choose the annuity income option by completing an election form that you can request from us at any time. You may change your selection during your life by sending Written Notice for our receipt at least 30 days before the date annuity payments are scheduled to begin. If no selection is made by then, we will apply the Policy Cash Surrender Value to make annuity payments under annuity income option 4 providing lifetime income payments.

     If you die before the Annuity Date           The longer the guaranteed
(and the Policy is in force), your                or projected annuity income
beneficiary may elect to receive                  option period, the lower the
the death benefit under one of the                amount of each annuity
annuity income options (unless                    payment.
applicable law or a settlement
agreement dictate otherwise).

o       ANNUITY INCOME OPTIONS
        Once fixed annuity payments under an annuity income option begin, they cannot be changed. (We may allow the beneficiary to transfer amounts applied under options 1, 2 or 3 to option 4, 5 or 6 after the Annuity Date. However, we reserve the right to discontinue this practice.) When the Owner dies, we will pay any unpaid guaranteed payments to your beneficiary. Upon the last payee's death, we will pay any unpaid guaranteed payments to that payee's estate.

        NOTE: IF YOU ELECT AN ANNUITY INCOME OPTION BASED ON A LIFE CONTINGENCY (OPTION 4 OR 5), IT IS POSSIBLE THAT ONLY ONE ANNUITY PAYMENT WOULD BE MADE UNDER THE ANNUITY OPTION IF THE ANNUITANT DIES BEFORE THE DUE DATE OF THE SECOND ANNUITY PAYMENT, ONLY TWO ANNUITY PAYMENTS WOULD BE MADE IF THE ANNUITANT DIED BEFORE THE DUE DATE OF THE THIRD ANNUITY PAYMENT, ETC. THIS WOULD NOT HAPPEN IF YOU ELECT AN ANNUITY INCOME OPTIONS GUARANTEEING EITHER THE AMOUNT OR DURATION OF PAYMENTS, OR JUST PAYING INTEREST (OPTIONS 1, 2 OR 3).

        Part or all of any annuity payment may be taxable as ordinary income. If, at the time annuity payments begin, you have not given us Written Notice to not withhold federal income taxes, we must by law withhold such taxes from the taxable portion of each annuity payment and remit it to the Internal Revenue Service. (Withholding is mandatory for certain tax-qualified Policies.)

        We may pay your Policy proceeds to you in one sum if they are less than $1,000, or when the annuity income option chosen would result in periodic payments of less than $20. If any annuity payment would be or becomes less than $20, we also have the right to change the frequency of payments to an interval that will result in payments of at least $20. In no event will we make payments under an annuity option less frequently than annually.

        The annuity income options are:

i. INTEREST PAYMENT. While proceeds remain on deposit, we annually credit interest to the proceeds. The interest may be paid to the payee or added to the amount on deposit.
ii. DESIGNATED AMOUNT ANNUITY. Proceeds are paid in monthly installments of a specified amount over at least a 5-year period until proceeds, with interest, have been fully paid.
iii. DESIGNATED PERIOD ANNUITY. Proceeds are paid in monthly installments for the specified period chosen. Monthly incomes for each $1,000 of proceeds, which include interest, are illustrated by a table in the Policy.
iv. LIFETIME INCOME ANNUITY. Proceeds are paid as monthly income during the annuitant's life. Variations provide for guaranteed payments for a period of time.
v. JOINT AND LAST SURVIVOR LIFETIME INCOME ANNUITY. Proceeds are paid as monthly income during the joint annuitants' lives and until the last of them dies.

vi.   LUMP SUM. Proceeds are paid in one sum.

OVERTURE MEDLEY!                   -30-

FEDERAL INCOME TAX MATTERS
--------------------------------------------------------------------------------
        This discussion of how federal income tax laws may affect investment in your variable annuity is based on our understanding of current laws as interpreted by the Internal Revenue Service ("IRS"). It is NOT intended as tax advice. All information is subject to change without notice. We make no attempt to review any state or local laws, or to address estate or inheritance laws or other tax consequences of annuity ownership or receipt of distributions. YOU SHOULD CONSULT A COMPETENT TAX ADVISER TO LEARN HOW TAX LAWS APPLY TO YOUR ANNUITY INTERESTS.

        Section 72 of the Internal Revenue Code of 1986, as amended, (the "Code") governs taxation of annuities in general and Code Section 817 provides rules regarding the tax treatment of variable annuities. Other Code sections may also impact taxation of your variable annuity investment and/or earnings.

o       TAXATION OF ANNUITY PAYMENTS
        Earnings from a variable annuity are taxable only upon withdrawal and are treated as ordinary income. Generally, the Code provides for the return of your investment in an annuity policy in equal tax-free amounts over the annuity payout period. Fixed annuity payment amounts may be excluded from taxable income based on the ratio of the investment in the Policy to the total expected value of annuity payments. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Policy by the total number of expected payments. The balance of each payment is taxable income. After you recover your investment in the Policy, any payment you receive is fully taxable. (If a variable payment is less than the excludable amount you should contact your tax adviser to determine how to report any investment not recovered.) The taxable portion of any annuity payment is taxed at ordinary income tax rates.

o       TAXATION OF DEATH PROCEEDS
        A death benefit paid under the Policy is taxable to the beneficiary. The rules on taxation of an annuity apply. Estate taxes may also apply, even if all or a portion of the benefit is subject to federal income taxes. To be treated as an annuity, a Policy must provide that: (1) if an annuitant dies: (a) on or after the annuity starting date, and (b) before the entire interest in the Policy is distributed, the balance will be distributed at least as rapidly as under the method being used at the date of death, and (2) if the annuitant dies before the annuity starting date, the entire interest must be distributed within five years of death. If distributed in a lump sum, the death benefit amount is taxed in the same manner as a full withdrawal. If the beneficiary is the surviving spouse of the annuitant, then the surviving spouse is considered the annuitant, making it possible to continue deferring taxes on the accrued and future income of the Policy until payments are made to the surviving spouse.

o       TAXATION OF WITHDRAWALS
        Withdrawals that exceed aggregate premiums are treated as coming first from the earnings, then, only after the income portion is exhausted, as coming from principal. Withdrawn earnings are included in gross income.

PERIODIC WITHDRAWALS
        Periodic withdrawals are a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and the beneficiary. Although periodic withdrawals are subject to federal income taxation, they are not subject to the 10% federal tax penalty that applies to non-periodic withdrawals.

NON-PERIODIC WITHDRAWALS
        If you make a non-periodic withdrawal, not only is the income portion of such a distribution subject to federal income taxation, but a 10% penalty usually applies. However, the penalty does not apply to distributions:
        o  after the taxpayer reaches age 59 1/2;
        o  upon the death of the owner;
        o  if the taxpayer is defined as totally disabled;
        o  as a periodic withdrawal, as described above;
        o  under an immediate annuity; or
        o  under certain other limited circumstances.

OVERTURE MEDLEY!                   -31-

o       TAX TREATMENT OF ASSIGNMENTS AND TRANSFERS
        An assignment or pledge of a Policy may have tax consequences, and may also be prohibited by the Code (particularly for tax-qualified plans) and ERISA in some circumstances. Therefore, you should consult a competent tax adviser if you wish to assign or pledge your Policy. Policies issued for non-qualified plans generally use premiums as the cost basis, while contracts issued in connection with qualified plans may have no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

        Generally, Policies issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various withdrawal penalties, excise taxes and restrictions may apply to contributions or distributions made in violation of applicable limitations.

o       TAX BENEFITS DURING ACCUMULATION PERIOD
        An important feature of variable annuities is tax-deferred treatment of earnings during the accumulation phase. An individual owner is not taxed on increases in the value of a Policy until a distribution occurs, either in the form of a single sum payment or as annuity payments under the settlement option selected.

o       TAX TREATMENTS BY TYPE OF OWNER
        A Policy held by an entity other than a natural person, such as a corporation, estate or trust, usually is not treated as an annuity for federal income tax purposes. The income on such a Policy is taxable in the year received or accrued by the owner. However, this rule does not apply if the owner is acting as an agent for an individual or is an estate that acquired the Policy as a result of the death of the decedent. Nor does it apply if the Policy is held by certain qualified plans, is held pursuant to a qualified funding trust (structured settlement plan), or if an employer purchased the Policy under a terminated qualified plan. YOU SHOULD CONSULT YOUR TAX ADVISER BEFORE PURCHASING A POLICY TO BE OWNED BY A NON-NATURAL PERSON.

o       ANNUITY USED TO FUND QUALIFIED PLAN
        The Policy is designed for use with various qualified plans. The Policy will not provide additional tax deferral benefits if it is used to fund a tax-deferred qualified plan. However, Policy features and benefits other than tax deferral may make it an appropriate investment for a qualified plan. Tax rules for qualified plans are very complex and vary according to the type and terms of the plan, as well as individual facts and circumstances. EACH PURCHASER SHOULD OBTAIN COMPETENT TAX ADVICE PRIOR TO PURCHASING A POLICY ISSUED UNDER A QUALIFIED PLAN. OWNERS, ANNUITANTS AND BENEFICIARIES SHOULD SEEK COMPETENT FINANCIAL ADVICE ABOUT THE TAX CONSEQUENCES OF POLICY DISTRIBUTIONS.

        The income on tax sheltered annuity (TSA) and individual retirement annuity (IRA) investments is tax deferred; therefore, any income on variable annuities held by such plans does not receive an additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity as a TSA or IRA. Tax qualified annuities may be purchased as investments for:

        o  Tax Sheltered Annuities, Code Section 403(b);
        o  Individual Retirement Annuities (IRAs), Code Section 408(b);
        o  Simplified Employee Pension (SEP IRA), Code Section 408(k);
        o  Savings Incentive Match Plans for Employees (SIMPLE IRA), Code
           Section 408(p); and
        o  Roth IRAs, Code Section 408A.
The Company reserves the right to limit the availability of the Policy for use with any of the plans listed above or to modify the Policy to conform to tax requirements. Some retirement plans are subject to requirements that we have not incorporated into our administrative procedures. Unless we specifically consent, we are not bound by plan requirements to the extent that they conflict with the terms of the Policy.

o       TAX IMPACT ON ACCOUNT VALUE
        Certain Policy credits are treated as taxable "earnings" and not "investments" for tax purposes. Taxable earnings are considered paid out first, followed by the return of your premiums (investment amounts). In addition, taxation order generally considers the last premium withdrawn first ("last-in, first-out").

OVERTURE MEDLEY!                   -32-

MISCELLANEOUS
--------------------------------------------------------------------------------

[ ]     ABOUT OUR COMPANY

        Ameritas Variable Life Insurance Company issues the Policy described in this prospectus and is responsible for providing each Policy's insurance and annuity benefits. We are a stock life insurance company organized under the insurance laws of the State of Nebraska in 1983. We are engaged in the business of issuing life insurance and annuities throughout the United States (except New
York), with an emphasis on products with variable investment options in underlying portfolios. We are an indirect wholly owned subsidiary of UNIFI Mutual Holding Company. Our address is 5900 "O" Street, Lincoln, Nebraska, 68510. (See the TABLE OF CONTENTS page of this prospectus, or the cover page or last page for information on how to contact us.)


[ ]     DISTRIBUTION OF THE POLICIES

        Ameritas Investment Corp. ("AIC"), 5900 "O" Street, Lincoln, Nebraska 68510, an affiliate of ours, is the principal underwriter of the Policies. AIC is an indirect majority-owned subsidiary of UNIFI Mutual Holding Company. AIC enters into contracts with various broker-dealers ("Distributors") to distribute Policies. All persons selling the Policy will be registered representatives of the Distributors, and will also be licensed as insurance agents to sell variable insurance products. AIC is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Commissions paid to all distributors may be up to a total of 7.5% of premiums. We may also pay other distribution expenses, marketing support allowances, conference sponsorship fees and production incentive bonuses. The list of broker-dealers to whom we pay conference sponsorship fees (typically ranging from $10,000 to $25,000) and marketing support allowances may change from time to time, but in calendar year 2005 the list included the following firms: FFP Securities, Harbour Investments, Horace Mann Investors, InvestaCorp, Investors Capital Corp, Kovack Securities, SCF Securities, and Sigma Financial. These distribution expenses do not result in any additional charges under the Policy other than those described in this prospectus' CHARGES EXPLAINED section.


[ ]     VOTING RIGHTS

        As a Policy Owner, you may have voting rights in the portfolios whose shares underlie the Subaccounts you are invested in. You will receive proxy material, reports, and other materials relating to each underlying portfolio in which you have voting rights.

        If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Policy. If you do not send us written instructions, we will vote the shares attributable to your Policy in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. It is possible that a small number of Policy owners can determine the outcome of a voting proposal. The underlying portfolios may not hold routine annual shareholder meetings.

[ ]     LEGAL PROCEEDINGS

        As of the date of this Prospectus, there are no proceedings affecting the Separate Account, or that are material in relation to our total assets.


OVERTURE MEDLEY!                   -33-

APPENDIX A: ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------

        The following table shows Accumulation Unit values at the beginning and end of the periods indicated as well as the number of Accumulation Units outstanding for each Subaccount variable investment option portfolio as of the end of the periods indicated. The financial statements of the Subaccounts can be found in the Statement of Additional Information. (See the cover and back page to learn how to get a copy of the Statement of Additional Information.)

----------------------------------------- ------ ------------- ------------- -------------------
                                                               Value ($) at    Number (#) of
                                                  Value ($)    End of Year   Accumulation Units
      Subaccount (inception date)                     at       (December 31)     At End of Year
                                          Year    Inception                     (December 31)
---------------------------------------- ------ ------------- ------------- -------------------
AIM FUNDS
  AIM V.I. Dynamics - Series I            2001        16.60           12.646           87,960
  (01/01/2001)                            2002                         8.547          173,480
                                          2003                        11.688          255,901
                                          2004                        13.142          292,998
                                          2005                        14.435          259,477
----------------------------------------- ------ ------------- ------------- -------------------
ALGER - Class O
  Alger American Balanced (01/01/2001)    2001         13.56          13.410          207,825
                                          2002                        11.674          317,627
                                          2003                        13.788          463,258
                                          2004                        14.302          553,737
                                          2005                        15.384          481,743
----------------------------------------- ------ ------------- ------------- -------------------
AMERICAN CENTURY
  VP Income & Growth  (01/01/2001)        2001         6.93            6.471          433,115
                                          2002                         5.178          909,031
                                          2003                         6.646        1,642,598
                                          2004                         7.450        2,236,273
                                          2005                         7.733        2,660,008
----------------------------------------- ------ ------------- ------------- -------------------
AMERITAS PORTFOLIOS
  Ameritas Core Strategies  (10/31/2003)  2003        14.79           16.185          340,812
                                          2004                        17.355          480,203
                                          2005                        18.707          617,264
  Ameritas Income & Growth  (01/01/2001)  2001        16.10           13.999          116,359
                                          2002                         9.665          189,688
                                          2003                        12.470          288,623
                                          2004                        13.343          416,581
                                          2005                        13.864        1,777,100
  Ameritas Index 500  (01/01/2001)        2001       144.49          129.292           25,162
                                          2002                        99.715           45,106
                                          2003                       126.880           75,875
                                          2004                       139.088           95,080
                                          2005                       144.301           89,301
  Ameritas MidCap Growth  (01/01/2001)    2001        32.76           31.790           42,310
                                          2002                        22.117           89,019
                                          2003                        32.323          152,188
                                          2004                        36.362          217,959
                                          2005                        40.141          287,425
  Ameritas Money Market  (01/01/2001)     2001         1.00            1.030       13,882,321
                                          2002                         1.039       20,980,677
                                          2003                         1.041       16,549,336
                                          2004                         1.045       13,216,208
                                          2005                         1.068       12,454,164
  Ameritas Focused MidCap Value           2001        15.00           17.716          170,533
  (01/01/2001)                            2002                        15.116          401,478
                                          2003                        19.382          531,163
                                          2004                        20.993          668,687
                                          2005                        22.046          999,761
  Ameritas Small Capitalization           2001        36.90           29.194           11,599
  (01/01/2001)                            2002                        18.764           42,634
                                          2003                        25.854           88,031
                                          2004                        26.250          125,468
                                          2005                        26.725          158,213
  Ameritas Small Company Equity           2001        15.00           19.727          101,570
  (01/01/2001)                            2002                        18.148          224,687
                                          2003                        24.474          278,296
                                          2004                        27.966          349,258
                                          2005                        27.213          404,639
----------------------------------------- ------ ------------- ------------- -------------------

OVERTURE MEDLEY!                  - A: 1 -              ACCUMULATION UNIT VALUES


----------------------------------------- ------ ------------- ------------- -------------------
CALVERT PORTFOLIOS
  CVS Income  (05/01/2002)                2002        15.00           15.915          196,245
                                          2003                        17.798          475,748
                                          2004                        18.657          935,247
                                          2005                        19.196        1,487,915
  CVS Social Balanced  (01/01/2001)       2001        1.964            1.851          455,566
                                          2002                         1.614        1,232,673
                                          2003                         1.911        1,879,583
                                          2004                         2.052        2,131,849
                                          2005                         2.151        1,829,391
  CVS Social Equity  (05/01/2002)         2002        15.00           12.887           36,489
                                          2003                        15.622          144,402
                                          2004                        16.606          273,384
                                          2005                        17.223          285,289
  CVS Social International Equity         2001        19.30           14.486           15,726
  (01/01/2001)                            2002                        12.228           77,458
                                          2003                        15.976          168,181
                                          2004                        18.694          309,928
                                          2005                        20.389          296,955
  CVS Social Mid Cap Growth               2001        29.49           27.075           26,631
  (01/01/2001)                            2002                        19.288           59,271
                                          2003                        25.200          102,501
                                          2004                        27.332          150,162
                                          2005                        27.229          129,286
  CVS Social Small Cap Growth             2001        13.21           14.961           23,448
  (01/01/2001)                            2002                        11.501          112,475
                                          2003                        15.927          196,941
                                          2004                        17.452          268,452
                                          2005                        15.727          219,213
----------------------------------------- ------ ------------- ------------- -------------------
DREYFUS
  MidCap Stock - Service Shares           2002        12.17           12.033            3,790
(11/01/2002)                              2003                        15.699           85,176
                                          2004                        17.790          163,245
                                          2005                        19.226          161,486
----------------------------------------- ------ ------------- ------------- -------------------
FIDELITY  (Service Class 2)
  VIP Asset Manager  (01/01/2001)         2001        13.89           14.275          127,031
                                          2002                        12.889          181,645
                                          2003                        15.048          216,010
                                          2004                        15.701          276,775
                                          2005                        16.165          237,995
  VIP Asset Manager: Growth               2001        15.61           12.347           17,035
(01/01/2001)                              2002                        10.315           21,715
                                          2003                        12.592           50,389
                                          2004                        13.195           69,339
                                          2005                        13.557           65,253
  VIP Contrafund(R)  (01/01/2001)           2001        22.89         20.549           64,084
                                          2002                        18.438          206,580
                                          2003                        23.452          446,856
                                          2004                        26.792          767,894
                                          2005                        31.005        1,235,831
  VIP Equity-Income  (01/01/2001)         2001        25.11           22.436          143,316
                                          2002                        18.449          317,475
                                          2003                        23.802          596,628
                                          2004                        26.265          821,828
                                          2005                        27.509        1,202,755
  VIP Growth  (01/01/2001)                2001        41.63           33.115           81,472
                                          2002                        22.908          172,691
                                          2003                        30.127          293,933
                                          2004                        30.820          420,603
                                          2005                        32.258          518,529
  VIP High Income  (01/01/2001)           2001         8.12            6.318          175,675
                                          2002                         6.478          486,540
                                          2003                         8.147        1,059,483
                                          2004                         8.841        1,293,209
                                          2005                         8.973        1,476,568
  VIP Investment Grade Bond               2001        12.63           12.734          302,145
  (01/01/2001)                            2002                        13.916          925,800
                                          2003                        14.490        1,156,571
                                          2004                        14.977        1,413,321
                                          2005                        15.140        1,743,207
  VIP Overseas  (01/01/2001)              2001        19.81           13.719           33,056
                                          2002                        10.831           89,523
                                          2003                        15.372          213,241
                                          2004                        17.279          427,850
                                          2005                        20.362          852,293
----------------------------------------- ------ ------------- ------------- -------------------

OVERTURE MEDLEY!                  - A: 2 -              ACCUMULATION UNIT VALUES


----------------------------------------- ------ ------------- ------------- -------------------
MFS
  New Discovery - Initial Class           2001        15.64           15.665          110,102
  (01/01/2001)                            2002                        10.630          187,083
                                          2003                        14.103          251,217
                                          2004                        14.903          291,624
                                          2005                        15.560          240,329
  Strategic Income - Initial Class        2001        10.08           10.416           18,160
  (01/01/2001)                            2002                        11.208           95,693
                                          2003                        12.275          215,479
                                          2004                        13.118          377,445
                                          2005                        13.260          526,508
----------------------------------------- ------ ------------- ------------- -------------------
  Utilities  - Initial Class              2001         22.97          17.739          118,165
  (01/01/2001)                            2002                        13.600          127,935
                                          2003                        18.338          204,463
                                          2004                        23.685          331,367
                                          2005                        27.454          475,120
----------------------------------------- ------ ------------- ------------- -------------------
SUMMIT
  Nasdaq-100 Index (01/01/2001)           2001         6.06            4.432          177,238
                                          2002                         2.749          433,419
                                          2003                         4.054          844,345
                                          2004                         4.428          865,611
                                          2005                         4.450          756,282
  Russell 2000 Small Cap Index            2001         9.57            9.622           61,252
  (01/01/2001)                            2002                         7.539           98,539
                                          2003                        10.938          211,076
                                          2004                        12.771          327,689
                                          2005                        13.179          276,468
  S&P MidCap 400 Index (01/01/2001)       2001        11.40           11.683           70,378
                                          2002                         9.839          122,614
                                          2003                        13.155          231,485
                                          2004                        15.106          336,499
                                          2005                        16.777          394,840
----------------------------------------- ------ ------------- ------------- -------------------
THIRD AVENUE
  Third Avenue Value (01/01/2001)         2001        14.82           17.171          240,548
                                          2002                        15.216          474,992
                                          2003                        21.518          724,909
                                          2004                        25.594        1,026,292
                                          2005                        29.105        1,164,416
----------------------------------------- ------ ------------- ------------- -------------------
VAN KAMPEN
  Emerging Markets Equity - Class I       2001         7.02            6.586           14,050
  (01/01/2001)                            2002                         5.954           40,625
                                          2003                         8.842          115,632
                                          2004                        10.799          185,530
                                          2005                        14.341          539,504
  Global Value Equity - Class I           2001        13.12           12.176          109,697
  (01/01/2001)                            2002                        10.047          209,773
                                          2003                        12.856          325,982
                                          2004                        14.480          511,509
                                          2005                        15.203          524,612
  International Magnum - Class I          2001        11.77            9.448           33,989
  (01/01/2001)                            2002                         7.801           65,732
                                          2003                         9.862          107,888
                                          2004                        11.484          141,267
                                          2005                        12.655          179,984
  U.S. Real Estate - Class I              2001        11.44           12.555           55,666
  (01/01/2001)                            2002                        12.364          237,247
                                          2003                        16.870          294,834
                                          2004                        22.828          464,510
                                          2005                        26.509          508,529
------------------------------------------------------------------------------------------------

OVERTURE MEDLEY!                  - A: 3 -              ACCUMULATION UNIT VALUES

APPENDIX B: TAX-QUALIFIED PLAN DISCLOSURES

Disclosure Summary for IRA, SEP IRA, SIMPLE IRA, and Roth IRA plans....Page B: 1
Disclosure Summary for 403(b) Tax Sheltered Annuity plan...............Page B: 6

--------------------------------------------- ----------------------------------
DISCLOSURE SUMMARY                            For annuity policies issued as a:
                                                    [ ] REGULAR IRA
AMERITAS VARIABLE LIFE INSURANCE COMPANY            [ ] SEP IRA
                                                    [ ] SIMPLE IRA
                                                    [ ] ROTH IRA
--------------------------------------------- ----------------------------------

The Internal Revenue Service (IRS) requires us to provide you this disclosure statement. This Disclosure Statement explains the rules governing your Individual Retirement Account (IRA). The disclosure reflects our current understanding of the law, but for personal tax advice you should consult a lawyer or other licensed tax expert to learn how the applicable tax laws apply to your situation. This Disclosure Summary is NOT intended as, nor does it constitute, legal or tax advice. For further information about IRAs, contact any district office of the IRS, or consult IRS Publication 590: Individual Retirement Arrangements.

If you have any questions about your Policy, please contact us at the address and telephone number shown below.


YOUR RIGHT TO CANCEL

You may cancel your IRA within seven days after the date you receive this disclosure statement. To revoke your plan and receive a refund for the amount paid for your IRA, you must send a signed and dated written notice to cancel your Policy no later than the seventh day after issuance to us at:
                    Ameritas Variable Life Insurance Company
                   Service Center, Attn: Annuity Service Team
                                 P.O. Box 82550
                                Lincoln, NE 68501
                            Telephone 1-800-745-1112

Your revocation will be effective on the date of the postmark (or certification or registration, if applicable), if sent by United States mail, properly addressed and by first class postage prepaid. After seven days following receipt of this Disclosure Statement, you cannot cancel.

--------------------------------------------------------------------------------

PROVISIONS OF IRA LAW

This disclosure is applicable when our variable annuity policy is used for a Regular IRA, Spousal IRA, Rollover IRA, or a Roth IRA. Additionally, this disclosure provides basic information for when our variable annuity policy is used for a Simplified Employee Pension (SEP)-IRA, or Savings Incentive Match Plan for Employees (SIMPLE)-IRA. A SEPARATE POLICY MUST BE PURCHASED FOR EACH INDIVIDUAL UNDER EACH ARRANGEMENT/PLAN. While Internal Revenue Code ("IRC") provisions for IRAs are similar for all such arrangements/plans, certain differences are set forth below.


REGULAR IRA

ELIGIBILITY
You are eligible to establish a Regular IRA if you are younger than age 70 1/2 and if, at any time during the year, you are an employee or self-employed and receive compensation or earned income that is includible in your gross income. Your spouse may also establish a "spousal IRA" that you may contribute to out of your compensation or earned income for any year before the year in which your spouse reaches age 70 1/2. To contribute to a spousal IRA, you and your spouse must file a joint tax return for the taxable year.

Additionally, regardless of your age, you may transfer funds from another IRA or certain qualified plans to a "Rollover IRA", which is described below.


AMERITAS VARIABLE LIFE INSURANCE COMPANY  -B:1-    TAX QUALIFIED PLAN DISCLOSURE

ANNUAL CONTRIBUTION LIMITS
You may make annual contributions to a Regular IRA of up to the Annual Contribution Limit ($3,000 for 2004, $4,000 for 2005 through 2007, and $5,000 in 2008 and after), or 100% of your earned income or compensation, whichever is less. If you are age 50 or older, the Annual Contribution Limits are increased by $500 per year through 2005 and $1,000 per year thereafter, so long as your earned income or compensation is greater than the Annual Contribution Limit. Beginning in 2009, the Annual Contribution Limits will be increased by the IRS to reflect inflation.

If you and your spouse both work and have compensation that is includible in your gross income, each of you can annually contribute to a separate Regular IRA up to the lesser of the Annual Contribution Limit or 100% of your compensation or earned income. However, if one spouse earns less than the Annual Contribution limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal IRA. The total contributions to both IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

The combined limit on contributions to both Regular and Roth IRAs for a single calendar year for you may not exceed the Annual Contribution Limit (or twice the Annual Contribution Limit for a couple filing jointly).

Distributions from another IRA or certain other qualified plans may be "rolled over" into a Regular IRA and such rollover contributions are not limited by this annual maximum.

Contributions must be made by the due date, not including extensions, for filing your tax return. A CONTRIBUTION MADE BETWEEN JANUARY 1 AND THE FILING DUE DATE FOR YOUR RETURN MUST BE SUBMITTED WITH WRITTEN DIRECTION THAT IT IS BEING MADE FOR THE PRIOR TAX YEAR OR IT WILL BE TREATED AS MADE FOR THE CURRENT TAX YEAR.

The amount of permissible contributions may or may not be tax-deductible depending on whether you are an active participant in an employer sponsored retirement plan and whether your adjusted gross income ("AGI") is above the phase-out level.

DEDUCTIBILITY OF CONTRIBUTIONS
Contributions made for the tax year are fully deductible if neither you nor your spouse (if married) is an active participant in an employer-sponsored retirement plan (including qualified pension, profit sharing, stock bonus, 401(k), or 403(b) plans, SEP plans, SIMPLE IRA, SIMPLE 401(k) plans, and certain governmental plans for any part of such year.

If you are an active participant in an employer sponsored requirement plan you may make deductible contributions if your Adjusted Gross Income (AGI) is below a threshold level of income. For single taxpayers and married taxpayers (who are filing jointly and are both active participants) the available deduction is reduced proportionately over a phaseout range. If you are married and an active participant in an employer retirement plan, but file a separate tax return from your spouse, your deduction is phased out between $0 and $10,000 of AGI.

Active participants with income above the phaseout range are not entitled to an IRA deduction. The phaseout limits are scheduled to increase as follows:

        MARRIED FILING JOINTLY      SINGLE/HEAD OF HOUSEHOLD
------------------------------      ------------------------
YEAR            AGI                         AGI

2004    $65,000 - $  75,000         $45,000 - $55,000
2005    $70,000 - $  80,000         $50,000 - $60,000
2006    $75,000 - $  85,000         $50,000 - $60,000
2007+   $80,000 - $ 100,000         $50,000 - $60,000

If you are not an active participant in an employer sponsored plan, but your spouse is an active participant, you may take a full deduction for your IRA contribution (other than to a Roth IRA) if your AGI is below $150,000; if you are not an active participant but your spouse is, the maximum deductible contribution for you is phased out at AGIs between $150,000 and $160,000.

Even if you will not be able to deduct the full amount of your Regular IRA contribution, you can still contribute up to the Annual Contribution Limit with all or part of the contribution being non-deductible. The combined total must not exceed your Annual Contribution Limit. Any earnings on all your Regular IRA contributions accumulate tax-free until you withdraw them.

EXCESS CONTRIBUTIONS
If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Regular IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:

    You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution tax.

    If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

DISTRIBUTIONS FROM YOUR REGULAR IRA DURING YOUR LIFE
You may take distributions from your Regular IRA at any time. However, there is a 10% premature distribution tax on the amount includible in your gross income distributed prior to you attaining age 59 1/2, unless: (1) the distributions made to a beneficiary on or after the owner's death; (2) distribution is made because of your death or permanent disability; (3) the distribution is part of a series of substantially equal periodic payments (made at least annually) that do not exceed your life expectant or the life expectancy of you and your designated beneficiary; (4) the distribution is made for medical expenses which exceed 7.5% of your adjusted gross income; (5) the distribution is made to purchase health insurance for the individual and/or his or her spouse and dependents if he or she: (a) has received unemployment compensation for 12

AMERITAS VARIABLE LIFE INSURANCE COMPANY -B:2- TAX QUALIFIED PLAN DISCLOSURE consecutive weeks or more; (b) the distributions are made during the tax year that the unemployment compensation is paid or the following tax year; and (c) the individual has not been re-employed for 60 days or more; (6) the distribution is made for certain qualified higher education expenses of the taxpayer, the taxpayer's spouse, or any child or grandchild of the taxpayer or the taxpayer's spouse; (7) the distribution is made for the qualified first-time home buyer expenses (up to a lifetime maximum of $10,000) incurred by you or your spouse or a child, grandchild, parent or grandparent of you or your spouse; or (8) distributions to satisfy a levy issued by the IRS. Generally, the part of a distribution attributable to non-deductible contributions is not includable in income and is not subject to the 10% penalty.

When you reach age 70 1/2 you must elect to receive Required Minimum Distributions no later than April 1 following the year in which you reach age 70 1/2 whether or not you have retired (Required Distribution Date). (Note: IRA owners working beyond age 70 1/2 are not permitted to delay distributions until after retirement.) You may satisfy the Required Minimum Distribution requirements by electing to receive either systematic payments or one lump sum of all the funds. If you elect systematic payments, there is a minimum amount which you must withdraw by the Required Distribution Date and by each December 31 thereafter. You should consult with your own tax or financial advisor with regard to the calculation of the amount of your minimum distribution each year to make sure this requirement is met.

DISTRIBUTIONS FROM YOUR REGULAR IRA AFTER YOUR DEATH
If you die before all the funds in your Regular IRA have been distributed, the remaining funds will be distributed to your designated beneficiary as required below and as selected by such beneficiary.

If you die before the Required Distribution Date, your designated beneficiary must withdraw the funds remaining as follows: 1) distributed no later than December 31 of the calendar year in which the fifth anniversary of your death occurs; or 2) distributed over the life or life expectancy of the named beneficiary and must begin on or before December 31 of the calendar year following the year of your death. However, if the named beneficiary is your spouse; payments must begin before December 31 of the calendar year in which you would have reached age 70 1/2. If you did not designate a proper beneficiary, the funds remaining shall be distributed within five years after your death.

If you die after Required Minimum Distribution payments have begun, the remaining amount of your Regular IRA, your designated beneficiary must select to have the funds distributed over the longer of 1) the beneficiary's life expectancy or 2) your remaining life expectancy beginning no later than December 31 of the calendar year following the year of your death. If you do not designate a proper beneficiary, your interest is distributed over your remaining life expectancy.

Your surviving spouse, if the sole beneficiary, may elect to treat your Regular IRA as his or her own Regular IRA.

TAX CONSEQUENCES
Amounts paid to you or your beneficiary from your Regular IRA are taxable as ordinary income, except that you recover your nondeductible Regular IRA contributions tax-free. If a minimum distribution is not made from your IRA for a tax year in which it is required, the excess of the amount that should have been distributed over the amount that was actually distributed is subject to an excise tax of 50%.

TAX-FREE ROLLOVERS
Under certain circumstances, you, your spouse, or your former spouse (pursuant to a qualified domestic relations order) may roll over all or a portion of your distribution from another Regular IRA, a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, governmental 457plan, or SIMPLE plan into a Regular IRA. Such an event is called a Tax-Free Rollover and is a method for accomplishing continued tax deferral on otherwise taxable distributions from said plans. Rollover contributions are not subject to the contribution limits on Regular IRA contributions, but also are not tax deductible.

There are two ways to make a Tax-Free Rollover to your IRA: 1. PARTICIPANT ROLLOVERS are accomplished by contributing part or all of the eligible distribution (which includes amounts withheld for federal income tax purposes) to your new IRA within 60 days following receipt of the distribution. Participant Rollover amounts are subject to a mandatory 20% federal income tax withholding except Participant Rollovers from another Regular IRA. Regular IRA to Regular IRA Rollovers are limited to one per distributing plan per 12 month period. However, you may transfer Regular IRA assets to another Regular IRA (where you do not directly receive a distribution) and such transfers are not subject to this limitation. Distributions from a SIMPLE IRA may not be rolled over or transferred to an IRA (which isn't a SIMPLE IRA) during the 2-year period following the date you first participate in any SIMPLE Plan maintained by your employer.
2. DIRECT ROLLOVERS are made by instructing the plan trustee, custodian, or issuer to pay the eligible portion of your distribution directly to the trustee, custodian or issuer of the receiving IRA. Direct Rollover amounts are not subject to mandatory federal income tax withholding.

Certain distributions are NOT considered to be eligible for Rollover and include:
  a. distributions which are part of a series of substantially equal periodic payments (made at least annually) for 10 years or more;
  b. required minimum distributions made during or after the year you reach age 70 1/2;
  c.  any hardship distributions made under the terms of the plan; and
  d. amounts in excess of the cash (except for certain loan offset amounts) or in excess of the proceeds from the sale of property distributed.

Under certain circumstances, you may roll over all or a portion of your eligible distribution from your Regular IRA to a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, or governmental 457 (No Regular IRA Rollovers to Simple IRAs are allowed). However, you may not roll after-tax contributions from your Regular IRA to a 401(a), 401(k) plan, 403(b) plan, or governmental 457 plan.

FOR RULES APPLICABLE TO ROLLOVERS OR TRANSFERS TO ROTH IRAS, SEE THE PARAGRAPHS ON ROTH IRA, NEXT PAGE.

AMERITAS VARIABLE LIFE INSURANCE COMPANY  -B:3-    TAX QUALIFIED PLAN DISCLOSURE

SEP IRA

A SEP Plan allows self-employed people and small business owners to establish SEP IRAs for the business owner and eligible employees, if any. SEP IRAs have specific eligibility and contribution limits (as described in IRS form 5305-SEP); otherwise SEP IRAs follow the same rules as Regular IRAs.


SIMPLE IRA

SIMPLE IRAs operate in connection with a SIMPLE Plan maintained by an eligible employer. Each participating employee has a SIMPLE IRA to receive under the plan. SIMPLE IRAs have specific eligibility, contribution, and tax-withdrawal penalties (as described in IRS form 5304-SIMPLE); otherwise, SIMPLE IRAs follow the same rules as Regular IRAs. plan.


ROTH IRA

ELIGIBILITY
You are eligible to make annual contributions to a Roth IRA if you receive compensation from employment, earnings from self-employment, or alimony, and your (and your spouse's) AGI is within the limits described below. Also, you may contribute to a different Roth IRA, established by your spouse (spousal Roth
IRA), out of your compensation or earned income for any year. Unlike Regular IRAs, if eligible, you may contribute to a Roth IRA even after age 70 1/2.

LIMIT ON ANNUAL CONTRIBUTIONS
You can make annual contributions to a Roth IRA of up to the Annual Contribution Limit or 100% of your compensation or earned income, whichever is less, subject to the limitations below. The Annual Contribution Limit is $3,000 for 2004, $4,000 for 2005 through 2007, and $5,000 thereafter. If you are age 50 or older, the Annual Contribution Limits are increased by $500 per year through 2005 and $1,000 per year thereafter, so long as your earned income or compensation is greater than the Annual Contribution Limit. Beginning in 2009, the Annual Contribution Limits will be increased by the IRS to reflect inflation.

If each spouse earns at least the Annual Contribution Limit, each may make the maximum contribution to his or her Roth IRA, subject to the limitations discussed below. However, if one spouse earns less than the Annual Contribution limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal Roth IRA. The total contributions to both Roth IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

The Annual Contribution limit is the maximum that can be contributed to all IRAs (Roth and Regular) by an individual in a year. The maximum amount that may be contributed to your Roth IRA is always reduced by any amount that you have contributed to your Regular IRAs for the year.

The maximum amount you or your spouse may contribute to a Roth IRA is limited based on your tax filing status and your (and your spouse's) AGI. You may contribute the maximum contribution to your Roth IRA if you are single and your AGI is less than $95,000. Your ability to contribute to your Roth IRA is phased out at $110,000. You may contribute the maximum contribution to your Roth IRA if you are married filing jointly and your AGI is less than $150,000. Your ability to contribute to your Roth IRA is phased out at $160,000. Roth IRA contributions must be made by the due date, not including extensions, for filing your tax return. A CONTRIBUTION MADE BETWEEN JANUARY 1 AND THE FILING DUE DATE FOR YOUR RETURN, MUST BE SUBMITTED WITH WRITTEN DIRECTION THAT IT IS BEING MADE FOR THE PRIOR TAX YEAR OR IT WILL BE TREATED AS MADE FOR THE CURRENT TAX YEAR.

DEDUCTIBILITY OF CONTRIBUTIONS
Unlike a Regular IRA, contributions to your Roth IRA are not deductible.

EXCESS CONTRIBUTIONS
If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Roth IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows: ? You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution tax.
? If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

TAX ON WITHDRAWALS FROM YOUR ROTH IRA
You can make withdrawals from your Roth IRA at any time and the principal amounts that you contributed are always available to be withdrawn by you tax-free. Withdrawal of amounts considered earnings or growth will also be tax-free if the following requirements are met: 1) the withdrawal must satisfy the five-year holding period and be made either on or after you reach 59 1/2, due to your death or disability, or for qualified first-time homebuyer expenses.

If the requirements for a tax-free withdrawal are not met, a withdrawal consisting of your own prior contribution amounts for your Roth IRA will not be considered taxable in the year you receive it, nor will the 10% penalty apply. A non-qualified withdrawal that is considered earnings on your contributions is includible in your gross income and may be subject to the 10% withdrawal penalty. Also, the 10% premature distribution penalty tax may apply to conversion amounts distributed even though they are not includable in income, if the distribution is made within the 5-taxable-year period beginning on the first day of the individual's taxable year in which the conversion contribution was made.

AMERITAS VARIABLE LIFE INSURANCE COMPANY  -B:4-    TAX QUALIFIED PLAN DISCLOSURE

REQUIRED PAYMENTS FROM YOUR ROTH IRA
Unlike a Regular IRA, while you are living, there are no distribution requirements for your Roth IRA.

After your death, if you have begun to receive distributions under an annuity option (not including an interest only option), the remaining Policy value will continue to be distributed to your designated beneficiary according to the terms of the elected options, provided that method satisfies IRC requirements.

If you die before your entire interest in the Policy is distributed, your entire interest in your Roth IRA generally must be distributed no later than the end of the fifth calendar year after your death occurs ("five-year payout rule"). Your designated beneficiary may elect to receive distributions over a period not longer than his or her life expectancy, if the election is made and distributions begin on or before the end of the year following the year of your death. Otherwise, the entire benefit must be paid under the five-year payout rule.

If the designated beneficiary is your surviving spouse, the spouse may elect to treat the Roth IRA as his or her own.

ROLLOVERS AND CONVERSIONS
You may roll over any amount from an existing Roth IRA to another Roth IRA. Under certain circumstances, you may also convert an existing Regular IRA to a Roth IRA. You can roll over distributions from a traditional IRA to a Roth IRA if your AGI is $100,000 or less and you convert such amounts within 60 days after distribution. Note that contributions to a Roth IRA are not deductible and income limits apply. There may be additional income tax consequences upon such a conversion. You will have excess contributions if the amount you convert to a Roth IRA plus your contributions to all of your IRAs exceed your IRA contribution limits for the year. To avoid the 6% excise tax on excess contributions, you must withdraw the excess contributions plus earnings before your tax return due date or recharacterize the contribution, if permitted. CONSULT YOUR FINANCIAL ADVISER TO DETERMINE OTHER CONSIDERATIONS WHEN CONVERTING A TRADITIONAL IRA TO A ROTH IRA

Rollovers from a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, or governmental 457 plan to a Roth IRA are not allowed.

RECHARACTERIZATION
You may correct an IRA contribution or conversion by recharacterizing your contribution or conversion. For example, you may have converted from a Regular IRA to a Roth IRA and learn later you were not eligible to make the conversion. You may accomplish a recharacterization by making a trustee-to-trustee transfer (including any net income attributable to the contribution) from the first IRA to the second IRA, on or before your tax return due date for reporting the contribution to the first IRA. Once the transfer is made, the election is irrevocable. Recharacterizing a contribution treats it as contributed to the second IRA on the same date as initially contributed to the first IRA. If you elect to recharacterize a contribution, you must report it on your Federal income tax return as made to the second IRA, instead of the first. CONSULT YOUR TAX ADVISER BEFORE RECHARACTERIZING A CONTRIBUTION.


GENERAL INFORMATION AND RESTRICTIONS FOR ALL IRAS

LUMP SUM DISTRIBUTION
If you decide to receive the entire value of your IRA Plan in one lump sum, the full amount is taxable when received (except as to non-deductible contributions to a Regular IRA or to a Roth IRA, or "qualified distributions" from a Roth
IRA), and is not eligible for the special 5 or 10 year averaging tax rules under IRC Section 402 on lump sum distributions which may be available for other types of Qualified Retirement Plans

NONTRANSFERABILITY
You may not transfer, assign or sell your IRA to anyone (except in the case of transfer incident to divorce).

NONFORFEITABILITY
The value of your IRA belongs to you at all times, without risk of forfeiture.

LOANS AND PROHIBITED TRANSACTIONS
If you engage in a so-called prohibited transaction as defined by the Internal Revenue Code, your IRA will be disqualified and the entire taxable balance in your Regular IRA account, and the amount of earnings or gains in your Roth IRA account, will be taxed as ordinary income in the year of the transaction. You may also have to pay the 10% penalty tax. For example, IRAs do not permit loans. You may not borrow from your IRA (including Roth IRAs) or pledge it as security for a loan. A loan would disqualify your entire IRA and be treated as a distribution. It would be includable in your taxable income in the year of violation and subject to the 10% penalty tax on premature distributions. A pledge of your IRA as security for a loan would cause a constructive distribution of the portion pledged and also be subject to the 10% penalty tax.

FINANCIAL DISCLOSURE
Contributions to your IRA will be invested in a variable annuity policy. The variable annuity policy, its operation, and all related fees and expenses are explained in detail in the prospectus to which this Disclosure Statement is attached.

Growth in the value of your variable annuity policy IRA cannot be guaranteed or projected. The income and expenses of your variable annuity policy will affect the value of your IRA. Dividends from net income earned are reduced by investment advisory fees and also by certain other costs. For an explanation of these fees and other costs, please refer to your prospectus.


STATUS OF OUR IRA PLAN

We may, but are not obligated to, seek IRS approval of your Regular IRA or Roth IRA form. Approval by the IRS is optional to us as the issuer. Approval by the IRS is to form only and does not represent a determination of the merits of the Regular IRA or Roth IRA.

AMERITAS VARIABLE LIFE INSURANCE COMPANY  -B:5-    TAX QUALIFIED PLAN DISCLOSURE

------------------------------------------- ------------------------------------
        DISCLOSURE SUMMARY                  For annuity policies issued as a:
                                                    TAX SHELTERED ANNUITY
AMERITAS VARIABLE LIFE INSURANCE COMPANY            Under IRC Section 403(b)
------------------------------------------- ------------------------------------

The Policy may be purchased by you or your employer as part of a retirement plan under Internal Revenue Code (IRC) Section 403(b). This section provides a summary of benefits afforded a tax-qualified retirement plan under IRC 403(b), and the prospectus' CHARGES and CHARGES EXPLAINED sections describe applicable costs. You should refer to the Policy and Riders for a full description of the benefits and charges of purchasing the Policy for an IRC 403(b) plan.


CONTRIBUTIONS

Contributions under the Policy must be remitted by the Employer. You may, with our agreement, (i) transfer to the Policy any amount held under a contract or account that meets the requirements of IRC Section 403(b) ("Transferred Funds"), or (ii) roll over contributions from a contract or account that meets the requirements of IRC Sections 403(b) or 408(d)(3)(A)(iii). If you make a transfer as described in (i) above, you must tell us the portion, if any, of the Transferred Funds which are (a) exempt from the payment restrictions described below and (b) eligible for delayed distribution under the REQUIRED MINIMUM DISTRIBUTION provision below. If you do not tell us, then we will treat all such amounts as being subject to the applicable tax restrictions. Any Transferred Funds from a contract not issued by us will be reduced by the amount of any tax charge that applies, as we determine.

Contributions to the Policy are limited to your exclusion allowance for the year computed as required by IRC Sections 403(b), 415, and 402(g). Unless this Policy is purchased under an ERISA Plan and "employer contributions" may be made, all contributions are made by your Employer under a salary reduction agreement you enter into with your Employer. Your salary reduction contributions are "elective deferrals" and cannot exceed the elective deferral limitations under IRC Section 415 which apply to this Policy and all other 403(b), 401(k), or SIMPLE plans, contracts or arrangements with your Employer. If contributions to the Policy inadvertently cause the excess deferral limit to be violated, such deferrals must be distributed by April 15 of the following calendar year, subject to any Policy withdrawal charge that may be applicable.

In the case of an individual who is 50 or older, the annual cash contribution limit is increased by $3000 for 2004, $4000 for 2005, $5000 for 2006 and $5000
plus potential COLA increases in $500 increments for 2007 and beyond.

Notwithstanding any provision of the Policy to the contrary, contributions will be permitted with respect to qualified military service in accordance with the requirements of IRC Section 414(u), if applicable, and limited to limits imposed by IRC Section 403(b).

We reserve the right to reject or refund any contributions when we believe doing so is necessary for the Policy to comply with IRC Section 403(b) or the Plan.


LOANS

For 403(b) TSA Policies issued after 1/1/02, we may charge a reasonable fee (currently $25; guaranteed maximum is $40) for each loan as loan origination expenses; however, this fee will be waived if loan repayment is established on an automatic basis.

Other loan provisions are described in this Prospectus' DISTRIBUTION section LOANS provision.


DISTRIBUTIONS

WHEN ANNUITY INCOME PAYMENTS BEGIN
Your selection of an Annuity Date for annuity income payments to begin is subject to the maximum maturity age, if any, stated in the Policy Data pages. If you choose an Annuity Date later than age 70 1/2, you must withdraw at least the required minimum distribution required by tax regulations that apply, unless you elect to satisfy these requirements through other 403(b) arrangements you may have.

PERMITTED DISTRIBUTIONS
Distributions of Policy value will only be permitted:
        o     upon the Owner's separation of service;
        o     after the Owner's age 59 1/2;
        o     due to disability within the meaning of IRC Section 72(m)(7);
        o in the case of salary reduction contributions only, due to financial hardship.
Distributions may be further restricted if we are notified of more restrictive Plan limits. Withdrawal charges may apply to distributions.

Despite the distribution restrictions stated above, we will permit distributions of salary deferrals in excess of IRC limits contributed to the Policy, and any allocable gain or loss, including that for the "gap period" between the end of the taxable year and distribution date,

AMERITAS VARIABLE LIFE INSURANCE COMPANY  -B:6-    TAX QUALIFIED PLAN DISCLOSURE
provided you notify us in writing by March 1 of the year following the taxable year of the excess deferral and certify the amount of the excess deferral.

Distributions attributable to contributions transferred from a custodial account qualified under IRC Section 403(b)(7) or from an annuity under IRC Section 403(b)(1) shall be subject to the same or, where there has been more than one transfer, more stringent distribution requirements as they were subject to prior to the transfer, unless otherwise permitted by law or regulation.

If your employer has established an ERISA plan under IRC Section 403(b), we will restrict any distributions under the Policy pursuant to IRC Sections 401(a)(11) and 417.

Trustee-to-trustee transfers to another 403(b) qualified plan are not considered a distribution and are not restricted.

If the Owner's employer has established an ERISA plan under IRC Section 403(b), any distributions under this policy will be restricted, as provided in IRC Sections 401(a)(11) and 417.

DIRECT ROLLOVER OPTION
A distributee under the Policy, or the distributee's surviving spouse, or the spouse of the distributee's former spouse who is an alternate payee under a qualified domestic relations order (as defined in IRC Section 414(p)) (collectively, the "distributee" for purposes of this paragraph), may elect to have any portion of an eligible distribution paid directly to an eligible retirement plan specified by the distributee as a direct rollover. (For purposes of a direct rollover, an eligible retirement plan includes 403(b) annuity policies, a qualified retirement plans under 401(a), 401(k) plans, IRAs and 457 governmental plans.) The direct rollover option is not available to the extent that a minimum distribution is required under IRC Section 401(a)(9). The direct rollover option also does not apply to Policy distributions permitted and made on account of a hardship. We reserve the right to determine the amount of the required minimum distribution.

If Policy annuity payments have already begun, a direct rollover option does not apply to those payments being paid: (a) in substantially equal periodic payments for a period of ten years or more; or, (b) as part of a life annuity.

REQUIRED MINIMUM DISTRIBUTIONS
Distributions under the Policy made on or after January 1, 2003 will be subject to Required Minimum Distribution requirements of IRC ss.401(a)(9) pursuant to final and temporary regulations issued by the IRS in 2002.

Required Minimum Distribution payments for this Policy must be computed for the calendar year you turn age 70 1/2 and for each year thereafter. The Required Minimum Distribution payments you compute must start no later than April 1 of the calendar year after you turn age 70 1/2, except as otherwise noted below, and except that if your employer is a church or government organization, the start date is the later of this date or April 1 of the calendar year after you retire.

Payments of your annual Required Minimum Distribution calculated for this Policy may be made from this Policy or from another 403(b) arrangement that you maintain, if permitted by Internal Revenue Service rules. These payments may be made under any method permitted for 403(b) Plans and acceptable to us; several of your Policy's annuity income options fulfill the IRC requirements.

If you die after Required Minimum Distribution payments have begun, the remaining amount of your Policy value must continue to be paid at least as quickly as under the calculation and payment method being used before your death.

If you die before Required Minimum Distribution payments begin, payment of your Policy value must be completed no later than December 31 of the calendar year in which the fifth anniversary of your death occurs, except to the extent that a choice is made to receive death benefit payments under (a) and (b) below:
       (a) If payments are to be made to a beneficiary, then the Policy value may be paid over the life or life expectancy of the named beneficiary. Such payments must begin on or before December 31 of the calendar year which follows the year of your death.
       (b) If the named beneficiary is your spouse, the date that payments must begin under (a) above will not be before (i) December 31 of the calendar year which follows the year of your death or, if later, (ii) December 31 of the calendar year in which you would have reached age 70 1/2.


CONVERSION OF A 403(B) POLICY TO A NON-403(B) QUALIFIED POLICY

The IRC only permits you to maintain a 403(b) Policy while you are covered under a 403(b) Plan. Upon no longer being covered under a 403(b) plan, you may "roll over" some or all of your 403(b) Policy assets into another tax-qualified annuity policy, including an Individual Retirement Annuity policy. Should you need to exercise such a roll over, you may elect to convert your existing 403(b) Policy with us into an IRA Policy. Because certain distributions are permitted under IRC Section 403(b) that are not permitted for IRAs, any conversion may result in a loss of certain benefits (such as 403(b) permitted hardship withdrawals). Upon such a conversion, your 403(b) Tax Sheltered Annuity Endorsement (and related charges) will be replaced with an Individual Retirement Annuity Endorsement (and any related charges) to assure continued compliance of your Policy with applicable tax law. You will receive full disclosure about the effect of any such conversion prior to making your election.

AMERITAS VARIABLE LIFE INSURANCE COMPANY  -B:7-    TAX QUALIFIED PLAN DISCLOSURE

[ ]   IMSA

      We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. Our membership in IMSA applies to us only and not to our products or affiliates.

                                    THANK YOU
for reviewing this Prospectus. You should also review the series fund prospectuses for those Subaccount variable investment option underlying portfolios you wish to select.

                             IF YOU HAVE QUESTIONS,
                      contact your sales representative, or
                              write or call us at:

                    Ameritas Variable Life Insurance Company
                                 Service Center
                                 P.O. Box 82550
                             Lincoln, Nebraska 68501
                                       or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-745-1112
                               Fax: 1-402-467-6153
                              variable.ameritas.com

                           REMEMBER, THE CORRECT FORM
is important for us to accurately process your Policy elections and changes. Many can be found in the "on-line services" section of our Web Site. Or, call us at our toll-free number and we will send you the form you need.


[ ]   STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

      A Statement of Additional Information and other information about us and the Policy with the same date as this prospectus contains more details concerning the disclosures in this prospectus.

      For a free copy, access it on the SEC's Web Site (WWW.SEC.GOV, select " Search for Company Filings", then "Companies", then type file number 333-47162), or write or call us. Here is the Table of Contents for the Statement of Additional Information:


                                      BEGIN
                                     ON PAGE
---------------------------------------------

General Information and History          1
Services
Purchase of Securities Being Offered

---------------------------------------------

Underwriters                             2
Calculation of Performance
  Standardized Performance Reporting
  Non-Standardized Performance Reporting
  Our Performance Reports
  Yields
---------------------------------------------

Other Information                         6
MORNINGSTAR(R) ASSET ALLOCATOR
Asset Allocation Program offered through
Ameritas Investment Corp.("AIC")

---------------------------------------------

Service Marks and Copyright              8
Licensing Agreement
Financial Statements
---------------------------------------------

Ameritas Variable Life Insurance Company
A UNIFI Company



OVERTURE MEDLEY!              LAST PAGE   SEC REGISTRATION #811-05192, 333-47162

--------------------------------------------------------------------------------
Statement of Additional Information:  May 1, 2006
to accompany Policy Prospectus dated:  May 1, 2006

OVERTURE MEDLEY!                                              AMERITAS
                                                 VARIABLE LIFE INSURANCE COMPANY
Flexible Premium
Deferred Variable Annuity Policy        Ameritas Variable Life Insurance Company
                                                           Separate Account VA-2
--------------------------------------------------------------------------------

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Policy prospectus and should be read in conjunction with the prospectus. The Policy prospectus may be obtained from our Service Center by writing us at P.O. Box 82550, Lincoln, Nebraska 68501, by e-mailing us through our Web site at VARIABLE.AMERITAS.COM, or by calling us at 1-800-745-1112. Defined terms used in the current prospectus for the Policies are incorporated in this Statement.

                                TABLE OF CONTENTS

                                        PAGE

General Information and History...........1
Services
Purchase of Securities Being Offered

Underwriters.............................2
Calculation of Performance
   Standardized Performance Reporting
   Non-Standardized Performance Reporting
   Our Performance Reports
   Yields

Other Information.........................6
MORNINGSTAR(R) ASSET ALLOCATOR Asset
Allocation Program offered through
Ameritas Investment Corp. ("AIC")

Service Marks and Copyright...............8
Licensing Agreement
Financial Statements

                         GENERAL INFORMATION AND HISTORY

Ameritas Variable Life Insurance Company Separate Account VA-2 is a separate investment account of Ameritas Variable Life Insurance Company ("we, us, our, Ameritas"). We are a stock life insurance company organized under the insurance laws of the State of Nebraska in 1983. We are owned by AMAL Corporation ("AMAL"), a joint venture holding company. AMAL is a majority-owned subsidiary of Ameritas Life Insurance Corp. ("Ameritas Life"), Nebraska's first insurance company - in business since 1887. The remaining interests in AMAL are owned by Acacia Life Insurance Company, a District of Columbia domiciled company chartered by an Act of the United States Congress in 1869, and Acacia Financial Corporation, both of which are affiliates of AVLIC and Ameritas Life. We issue life insurance and annuities throughout the United States (except New York), with an emphasis on products with variable investment options in underlying portfolios managed by advisors of nationally prominent mutual fund companies.

                                    SERVICES

The statutory financial statements of Ameritas Variable Life Insurance Company as of December 31, 2005 and 2004, and for the years then ended, and the financial statements of the Subaccounts of Ameritas Variable Life Insurance Company Separate Account VA-2 as of December 31, 2005, and for each of the periods in the two years then ended, included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, 1248 "O" Street, Suite 716, Lincoln, Nebraska 68508, independent auditors and independent registered public accounting firm, respectively, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

All matters of state and federal law pertaining to the Policies have been reviewed by our internal legal staff.


                      PURCHASE OF SECURITIES BEING OFFERED

The Policy will be sold by licensed insurance agents in states where the Policies may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. (NASD).

AMERITAS VARIABLE LIFE OVERTURE MEDLEY!
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


                                  UNDERWRITERS

The Policy is offered continuously and is distributed by Ameritas Investment Corp. ("AIC"), 5900 "0" Street, Lincoln, Nebraska 68510. AIC is a majority-owned subsidiary of AMAL Corporation, and therefore is an affiliate of ours. AIC enters into contracts with various broker-dealers ("Distributors") to distribute the Policies.

                                                  ------------- ------------- ------------
                                           YEAR:       2003          2004         2005
------------------------------------------------- ------------- ------------- ------------
Variable annuity commission we paid to AIC that   $9,313,760     $11,317,300   $9,469,380
was paid to other broker-dealers and
representatives (not kept by AIC).
------------------------------------------------- ------------- ------------- ------------
Variable annuity commission earned and kept by       $17,775         $72,236      $46,675
AIC.
------------------------------------------------- ------------- ------------- ------------
Fees we paid to AIC for variable annuity            $179,639        $169,001     $158,125
Principal Underwriter services.
------------------------------------------------- ------------- ------------- ------------


                           CALCULATION OF PERFORMANCE

When we advertise performance for a Subaccount (except any Money Market Subaccount), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for a Subaccount will be shown for periods beginning on the date the Subaccount first invested in a corresponding series fund portfolio. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission ("SEC").

We report average annual total return information via Internet and periodic printed reports. Average annual total return quotations on our Internet Web site will be current as of the previous Business Day. Printed average annual total return information may be current to the last Business Day of the previous calendar week, month, or quarter preceding the date on which a report is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will cover at least periods of one, five, and ten years, or a period covering the time the Subaccount has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding series fund portfolio has been in existence for longer than the Subaccount, the non-standardized total return quotations will show the investment performance the Subaccount would have achieved (reduced by the applicable charges) had it been invested in the series fund portfolio for the period quoted; this is referred to as "adjusted historical" performance reporting. Standardized average annual total return is not available for periods before the Subaccount was in existence.

Quotations of standardized average annual total return and non-standardized total return are based on historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of a Subaccount and its corresponding series fund portfolio include general market conditions, operating expenses and investment management. An Owner's withdrawal value upon surrender of a Policy may be more or less than the premium invested in the Policy.

STANDARDIZED PERFORMANCE REPORTING
Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in a Subaccount at the offering on the first day of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of the mortality and expense fee, the administrative expense charge, the annual Policy Fee (if any), and is presented both with and without the most expensive of each of the types of optional features. Current fees are used, not the guaranteed maximum fees. The redeemable value also reflects the effect of any applicable withdrawal charge that may be imposed at the end of the period. No deduction is made for premium taxes which may be assessed by certain states.

AMERITAS VARIABLE LIFE OVERTURE MEDLEY!
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

NON-STANDARDIZED PERFORMANCE REPORTING
We may also advertise non-standardized total return. Non-standardized total return may assume: (1) the Policy is not surrendered, so no withdrawal charges are levied; (2) the Subaccounts have existed for periods other than those required to be presented; (3) current charges are incurred if they are less than the Policy's guaranteed maximum charges; or (4) may differ from standardized average annual total return in other ways disclosed in the table description. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical Policy. For these reasons, non-standardized total returns for a Subaccount are usually higher than standardized total returns for a Subaccount.

OUR PERFORMANCE REPORTS
The standardized average annual total returns for each investment portfolio (except the Ameritas Money Market Subaccount) for the periods indicated are as follows (more recent returns may be more or less than the stated returns due to market volatility):

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
FOR PERIOD ENDING ON 12/31/2005 (REFLECTS CURRENT POLICY CHARGES AND WITHDRAWAL CHARGES.) BASED ON A $1,000 INVESTMENT. REFLECTS THESE EXPENSES DEDUCTED DAILY FROM POLICY SEPARATE ACCOUNT ASSETS TO EQUAL THE ANNUAL % SHOWN: MORTALITY AND EXPENSE RISK CHARGE OF 0.60% AND ADMINISTRATIVE EXPENSE CHARGE OF 0.15%. ALSO REFLECTS THE CURRENT POLICY FEE OF $0, AND THE WITHDRAWAL CHARGE APPLICABLE FOR THE PERIOD SHOWN.

   Subaccount (inception date)
   (inception date of underlying series                                       Ten Year or, if
   fund portfolio where Subaccount has                                             less,
   less than 10 year's experience.)            One Year        Five Year      Since Inception
-----------------------------------------------------------------------------------------------
                                           Surrender Policy  Surrender Policy  Surrender Policy
-----------------------------------------------------------------------------------------------
AIM FUNDS
o   AIM V.I. Dynamics - Series I                 2.53              N/A            -5.72
    (1/1/2001) ALGER - Class O
o   Alger American Balanced (1/1/2001)           0.18             1.58             8.76
AMERICAN CENTURY
o   VP Income & Growth (1/1/2001)               -3.50              N/A             1.08
AMERITAS PORTFOLIOS (SUBADVISOR)
o   Ameritas Core Strategies                     0.42            -9.92            -5.24
    (THORNBURG) (1/1/2001)
o   Ameritas Income & Growth (FRED              -3.64            -4.44             9.53
    ALGER) (1/1/2001)
o   Ameritas Index 500 (STATE STREET)
    (1/1/2001)                                  -3.69            -1.33             7.70
o   Ameritas MidCap Growth (FRED                 3.05             2.41            10.66
    ALGER) (1/1/2001)
o   Ameritas Focused MidCap Value               -2.23              N/A             7.49
    (HARRIS/OAKMARK) (1/1/2001)
o   Ameritas Small Capitalization               -5.37            -8.92            -1.25
    (EAGLE) (1/1/2001)
o   Ameritas Small Company Equity              -10.14              N/A            12.22
    (BABSON) (1/1/2001)
CALVERT PORTFOLIOS
o   CVS Income (5/1/2002)                       -4.21              N/A             5.77
o   CVS Social Balanced (1/1/2001)              -2.49             0.75             0.24
o   CVS Social Equity (5/1/2002)                -3.77              N/A             2.56
o   CVS Social International Equity (1/1/2001)   1.56             0.32            -1.67
o   CVS Social Mid Cap Growth (1/1/2001)        -7.75            -3.37            -1.92
 o   CVS Social Small Cap Growth (1/1/2001)    -17.24             2.33             1.55

DREYFUS
o   MidCap Stock - SERVICE SHARES                0.58              N/A            14.39
    (11/1/2002) FIDELITY - Service Class 2
o   VIP Asset Manager (1/1/2001)                -4.41             0.75             5.49
o   VIP Asset Manager: Growth (1/1/2001)        -4.72            -0.71             5.17
o   VIP Contrafund(R) (1/1/2001)                 8.24             4.91            10.
o   VIP Equity-Income (1/1/2001)                -2.65             2.25             7.42
o   VIP Growth (1/1/2001)                       -2.76            -5.35             6.10
o   VIP High Income (1/1/2001)                  -5.80             3.80             2.19
o   VIP Investment Grade Bond (1/1/2001)        -6.06             4.42             4.94
o   VIP Overseas (1/1/2001)                     10.74             2.40             6.03
MFS
o   New Discovery - Initial                     -3.24            -2.05             3.92
    Class(1/1/2001)
o   Strategic Income - Initial Class(1/1/2001)  -6.22             5.19             3.53
o   Utilities - Initial Class(1/1/2001)          8.60             2.44            11.05
SUMMIT
o   Nasdaq-100 Index (1/1/2001)                 -6.98              N/A            -8.51
o   Russell 2000 Small Cap Index (1/1/2001)     -4.33              N/A             5.13
o   S&P MidCap 400 Index (1/1/2001)              3.57              N/A             6.58

AMERITAS VARIABLE LIFE OVERTURE MEDLEY!
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
   Subaccount (inception date)
   (inception date of underlying series                                       Ten Year or, if
   fund portfolio where Subaccount has                                             less,
   less than 10 year's experience.)            One Year        Five Year      Since Inception
-----------------------------------------------------------------------------------------------
                                           Surrender Policy  Surrender Policy  Surrender Policy
-----------------------------------------------------------------------------------------------
THIRD AVENUE
o        Third Avenue Value (1/1/2001)           6.27              N/A            13.55
VAN KAMPEN
o        Emerging Markets Equity - Class I      26.21            14.69             5.41
         (1/1/2001)
o        Global Value Equity - Class I          -2.53             2.23             6.86
         (1/1/2001)
o        International Magnum - Class I          2.69             0.74             2.60
         (1/1/2001)
o        U.S. Real Estate - Class I (1/1/2001)   8.65            17.78            14.05

--------------------------------------------------------------------------------------------

The non-standardized average annual total returns that each Subaccount (except any Money Market Subaccount) would have achieved if it had been invested in the corresponding series fund portfolio for the periods indicated, calculated in a manner similar to standardized average annual total return (more recent returns may be more or less than the stated returns due to market volatility) are:

NON-STANDARDIZED ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURN
FOR PERIOD ENDING ON 12/31/2005

(REFLECTS CURRENT BASE POLICY CHARGES THAT ARE APPLICABLE TO THE SEPARATE ACCOUNT ONLY; E.G., NO POLICY FEE, AND NO WITHDRAWAL CHARGES. ALSO REFLECTS EXPERIENCE OF THE SUBACCOUNT UNDERLYING PORTFOLIO FOR PERIODS BEYOND THE SUBACCOUNT'S OWN INCEPTION DATE.)

(COMPUTED ON THE SAME BASIS AS STANDARDIZED TOTAL RETURN EXCEPT NO POLICY FEE IS REFLECTED, AND NO WITHDRAWAL CHARGES ARE REFLECTED SINCE THE POLICY IS INTENDED FOR LONG TERM INVESTMENT.) REFLECTS THESE CURRENT EXPENSES DEDUCTED DAILY FROM POLICY SEPARATE ACCOUNT ASSETS TO EQUAL THE ANNUAL % SHOWN: MORTALITY AND EXPENSE RISK CHARGE OF 0.60%, AND ADMINISTRATIVE EXPENSE CHARGE OF 0.15%.

   Subaccount (inception date)
   (inception date of underlying series                                       Ten Year or, if
   fund portfolio where Subaccount has                                             less,
   less than 10 year's experience.)            One Year        Five Year      Since Inception
-----------------------------------------------------------------------------------------------
                                           Continue Policy   Continue Policy   Continue Policy
-----------------------------------------------------------------------------------------------
AIM FUNDS
o   AIM V.I. Dynamics - Series I            9.84            -4.84             4.54
   (8/27/97) ALGER - Class O
o   Alger American Balanced (9/5/89)        7.56             2.23             8.90
AMERICAN CENTURY
o   VP Income & Growth (10/30/97)           3.80             1.74             5.07
AMERITAS PORTFOLIOS (SUBADVISOR)
o   Ameritas Core Strategies                7.79            -8.88            -7.00
    (THORNBURG) (1/1/2001)
o   Ameritas Income & Growth (FRED          3.90            -3.61             9.66
    ALGER) (11/15/88)
o   Ameritas Index 500 (STATE STREET)       3.74            -0.60             7.85
    (8/1/95)
o   Ameritas MidCap Growth (FRED           10.39             3.04            10.78
    ALGER) (5/3/93)
o   Ameritas Focused MidCap Value           5.01              N/A             6.27
    (HARRIS/OAKMARK) (1/1/2001)
o   Ameritas Small Capitalization           1.81            -7.92            -0.92
   (EAGLE) (9/21/88)
o   Ameritas Small Company Equity          -2.69              N/A            11.10
   (BABSON) (1/1/2001)
CALVERT PORTFOLIOS
o   CVS Income (4/30/2002)                  2.89              N/A             6.94
o   CVS Social Balanced (9/2/86)            4.81             1.42             5.85
o   CVS Social Equity (4/30/2002)           3.71              N/A             3.83
o   CVS Social International Equity
    (6/30/92)                               9.06             1.00             5.48
o   CVS Social Mid Cap Growth  (7/16/91)   -0.37            -2.57             5.67
o   CVS Social Small Cap Growth (3/15/95)  -9.88             2.96             4.91
DREYFUS
o   MidCap Stock - SERVICE SHARES           8.07             5.89             6.55
    (11/1/2002)
FIDELITY - SERVICE CLASS 2
o   VIP Asset Manager (9/6/89)              2.95             1.42             5.67
o   VIP Asset Manager: Growth (1/3/95)      2.74             0.00             5.36
o   VIP Contrafund (1/3/95)                15.72             5.48            10.91
o   VIP Equity-Income (10/9/86)             4.73             2.88             7.57
o   VIP Growth (10/9/86)                    4.66            -4.49             6.27
o   VIP High Income (9/19/85)               1.50             4.40             2.43
o   VIP Investment Grade Bond (12/5/88)     1.08             5.00             5.13
o   VIP Overseas (1/28/87)                 17.84             3.03             6.21
MFS
o   New Discovery - Initial Class           4.41            -1.30             6.93
    (5/1/98)
o   Strategic Income - Initial Class        1.07             5.75             3.75
    (6/14/94)
o   Utilities - Initial Class (1/3/95)     15.91             3.07            11.17

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

SUMMIT
o   Nasdaq-100 Index (4/26/2000)            0.49            -7.53           -14.27
o   Russell 2000 Small Cap Index            3.18             5.69             4.91
    (4/26/2000)
o   S&P Mid Cap 400 Index (5/3/99)         11.05             7.10             9.29
THIRD AVENUE
o   Third Avenue Value (9/21/99)           13.72            13.95            18.62
VAN KAMPEN
o   Emerging Markets Equity - Class I      32.79            15.10             6.63
    (10/1/96)
o   Global Value Equity - Class I           4.99             2.86             7.05
    (1/2/97)
o   International Magnum - Class I         10.18             1.41             3.25
    (1/2/97)
o   U.S. Real Estate - Class I             16.12            18.14            13.52
    (3/3/97)
---------------------------------------------------------------------------------------

YIELDS
We may advertise the current annualized yield for a 30-day period for a Subaccount. The annualized yield of a Subaccount refers to the income generated by the Subaccount over a specified 30-day period. Because this yield is annualized, the yield generated by a Subaccount during the 30-day period is assumed to be generated each 30-day period. THE YIELD IS COMPUTED BY DIVIDING THE NET INVESTMENT INCOME PER ACCUMULATION UNIT EARNED DURING THE PERIOD BY THE PRICE PER UNIT ON THE LAST DAY OF THE PERIOD, ACCORDING TO THE FOLLOWING
FORMULA:
                           YIELD=2[(A - B +1)(6) - 1]
                                       cd
WHERE A=NET INVESTMENT INCOME EARNED DURING THE PERIOD BY THE PORTFOLIO COMPANY ATTRIBUTABLE TO SHARES OWNED BY THE SUBACCOUNT, B=EXPENSES ACCRUED FOR THE PERIOD (NET OF REIMBURSEMENTS), C=THE AVERAGE DAILY NUMBER OF ACCUMULATION UNITS OUTSTANDING DURING THE PERIOD, AND D=THE MAXIMUM OFFERING PRICE PER ACCUMULATION UNIT ON THE LAST DAY OF THE PERIOD. THE YIELD REFLECTS THE BASE POLICY MORTALITY AND EXPENSE RISK FEE AND ADMINISTRATIVE EXPENSE CHARGE. NET INVESTMENT INCOME WILL BE DETERMINED ACCORDING TO RULES ESTABLISHED BY THE SEC. THE YIELD ASSUMES AN AVERAGE POLICY SIZE OF $75,000, SO NO POLICY FEE IS CURRENTLY APPLICABLE, AND ALSO ASSUMES THE POLICY WILL CONTINUE (SINCE THE POLICY IS INTENDED FOR LONG TERM INVESTMENT) SO DOES NOT REFLECT ANY WITHDRAWAL CHARGE.

Because of the charges and deductions imposed by the Separate Account, the yield for a Subaccount will be lower than the yield for the corresponding series fund portfolio. The yield on amounts held in the Subaccount normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. A Subaccount's actual yield will be affected by the types and quality of portfolio securities held by the series fund and the series fund's operating expenses.

Any current yield quotations of the Ameritas Money Market Subaccount, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Subaccount based on different time periods, but we will accompany it with a yield quotation based on a seven day calendar period. The Ameritas Money Market Subaccount's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing Policy having a balance of one Accumulation Unit at the beginning of the base period, subtracting a hypothetical charge reflecting those Policy deductions stated above, and dividing the net change in Policy value by the value of the Policy at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The Ameritas Money Market Subaccount's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Subaccount.

                          AS OF 12/31/2005
         REFLECTING CURRENT CHARGES               YIELD          EFFECTIVE YIELD
         Ameritas Money Market Subacccount        3.21%               3.26%

The Ameritas Money Market Subaccount's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the series fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the series fund's expenses. Although we determine the Subaccount's yield on the basis of a seven calendar day period, we may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the series fund's prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no

AMERITAS VARIABLE LIFE OVERTURE MEDLEY!
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

guarantee that the net asset values will remain constant. It should be noted that neither a Policy owner's investment in the Ameritas Money Market Subaccount nor that Subaccount's investment in the Ameritas Money Market series fund portfolio is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.


                                OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Policy described in this Statement of Additional Information. Not all information set forth in the registration statement is addressed in the Policy prospectus or this Statement. Information in the prospectus and this Statement are intended to be summaries. For a complete description of the terms of the registration, refer to the documents we file with the SEC. They may be accessed on the SEC=s Web site at WWW.SEC.GOV, SELECT "FILINGS" and type in "Ameritas Variable" or you may review and copy it (for a fee) at the SEC=s Public Reference Room in Washington D.C. (Call the SEC at 1-800-SEC-0330 for details and public hours.)


             MORNINGSTAR(R) ASSET ALLOCATOR ASSET ALLOCATION PROGRAM
                                 OFFERED THROUGH
                        AMERITAS INVESTMENT CORP. ("AIC")

THE SERVICE
Ameritas Investment Corp. ("AIC"), an affiliate of ours, has developed several asset allocation models, each based on different profiles of an investor's willingness to accept investment risk, and marketed exclusively through our Policies as the "Morningstar Asset Allocator" program. AIC periodically (typically annually) evaluates and updates the models. In developing and periodically updating the models, AIC currently relies on the recommendations of Morningstar Associates, LLC. AIC may change the firm it uses, or, may use no independent firm at all.

If you choose to subscribe to the Morningstar Asset Allocator program, AIC will serve as your investment adviser for the service solely for purposes of development of the program models and periodic updates of the models.

If you choose to subscribe to the Morningstar Asset Allocator program, AIC instructs us to allocate your initial premium (in the case of a new application) or accumulated value, as applicable, to the investment options according to the model you select, to similarly allocate subsequent premium, and to periodically automatically reallocate your accumulated value or premium payments. Your Policy value will be rebalanced quarterly consistent with your selected model.

THE MORNINGSTAR ASSET ALLOCATOR MODELS
Development of the Morningstar Asset Allocator models is a two-step process. First, an optimization analysis is performed to determine the breakdown of asset classes. Next, after the asset class exposures are known, a determination is made of how available investment options can be used to implement the asset class level allocations. The investment options are selected by evaluating the asset classes represented by the underlying portfolios and combining investment options to arrive at the desired asset class exposure. Investment options are selected in a way intended to optimize potential returns for each model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of an investment option in a model based on its specific asset class exposure or other specific optimization factors, even where another investment option may have better historical performance.

PERIODIC UPDATES OF THE MODELS AND NOTICES OF UPDATES
Each model is evaluated periodically (generally, annually) to assess whether the combination of investment options within each model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the model. As a result, each model may change, and the investment options used within a model may change.

When your selected model is updated, AIC instructs us to automatically reallocate your accumulated value and any subsequent premium payments in accordance with any changes to the model you have selected. This means the

AMERITAS VARIABLE LIFE OVERTURE MEDLEY!
                                SAI: 6       STATEMENT OF ADDITIONAL INFORMATION
allocation of your accumulated value, and potentially the investment options in which you are invested, will automatically change and your accumulated value and any subsequent premium payments will be automatically reallocated among the investment options in your updated model (independently of the automatic quarterly rebalancing). AIC requires that you give it discretionary investment authority to periodically instruct us to reallocate your accumulated value and any subsequent premium payments in accordance with the updated version of the model you have selected, if you wish to participate in the Morningstar Asset Allocation program.

When AIC update the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be automatically reallocated pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Morningstar Asset Allocator program.

RISKS
Although asset allocation models are designed to optimize returns given the various levels of risk, there is no assurance that a model portfolio will not lose money or that investment results will not experience volatility. Investment performance of your accumulated value could be better or worse by participating in a Morningstar Asset Allocator model than if you had not participated. A model may perform better or worse than any single investment option or asset class or other combinations of investment options or asset classes. Model performance is dependent upon the performance of the component investment options (and their underlying portfolios). The timing of your investment and the automatic quarterly rebalancing may affect performance. Your accumulated value will fluctuate, and when redeemed, may be worth more or less than the original cost.

Periodic updating of the models can cause the underlying portfolios to incur transaction expenses to raise cash for money flowing out of the portfolios or to buy securities with money flowing into the portfolios. These expenses can adversely affect performance of the pertinent portfolios and the models.

AIC, an affiliate of ours, may be subject to competing interests that have the potential to influence its decision making with regard to the models. In addition to its limited role as investment advisor under the Morningstar Asset Allocator program, AIC is also compensated by us as principal underwriter for the Policies. AIC is also an adviser to the Ameritas Portfolios available as an investment options within the Policies, for which it receives an advisory fee. We and AIC may also receive revenue sharing from other portfolios that are available as investment options. AIC may have an incentive to use certain portfolios in the models that provide higher revenue sharing or advisory fees. AIC may believe that certain portfolios may benefit from additional assets or could be harmed by redemptions. In advising those portfolios, AIC may, from time to time, recommend to the portfolio's board of trustees a change in portfolio management firm or strategy or the closure or merger of a portfolio, all of which could impact a model. All our model investment options and their underlying portfolios are analyzed by Morningstar Associates, LLC, an independent analytical firm. Neither AIC nor we dictate to Morningstar the number of portfolios in a model, the percent that any portfolio represents in a model, or which portfolios may be selected (other than to require exclusion of any portfolio that is expected to be liquidated, merged into another portfolio, or otherwise closed). AIC and we believe reliance on recommendations of Morningstar to develop and update the models reduces or eliminates the potential for AIC and us to be influenced by these competing interests, but there can be no assurance of this.

AIC and we are under no obligation to continue the Morningstar Asset Allocator program, or any asset allocation program, and have the right to terminate or change such services at any time.

AMERITAS VARIABLE LIFE OVERTURE MEDLEY!
                                SAI: 7      STATEMENT OF ADDITIONAL INFORMATION

                           SERVICE MARKS AND COPYRIGHT

"Ameritas" and the bison symbol are registered service marks of Ameritas Life Insurance Corp., which licenses their use to Ameritas Variable Life Insurance Company. "OVERTURE MEDLEY!" is a registered service mark of Ameritas Variable Life Insurance Company. The Policy and Policy prospectus are copyrighted by Ameritas Variable Life Insurance Company.


                               LICENSING AGREEMENT

The Policy is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Policy or any member of the public regarding the advisability of investing in securities generally or in the Policy particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee ("Ameritas") is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the Product. S&P has no obligation to take the needs of the Licensee or the owners of the Policy into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the timing of the issuance or sale of the Product or in the determination or calculation of the equation by which the Policy is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE POLICY, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                              FINANCIAL STATEMENTS

Our financial statements follow this page of this Statement. They bear only on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.

AMERITAS VARIABLE LIFE OVERTURE MEDLEY!
                                SAI: 8       STATEMENT OF ADDITIONAL INFORMATION

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2

                  FINANCIAL STATEMENTS AS OF DECEMBER 31, 2005
             AND FOR EACH OF THE PERIODS IN THE TWO YEARS THEN ENDED
           AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors
Ameritas Variable Life Insurance Company
Lincoln, Nebraska

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 1 which comprise Ameritas Variable Life Insurance Company Separate Account VA-2 as of December 31, 2005 and the related statements of operations and changes in net assets for each of the periods in the two years then ended. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of each of the subaccounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the subaccounts constituting Ameritas Variable Life Insurance Company Separate Account VA-2 as of December 31, 2005, and the results of their operations and changes in their net assets for each of the periods in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Lincoln, Nebraska
February 23, 2006

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2005

ASSETS
INVESTMENTS AT FAIR VALUE:
    Variable Insurance Products (Fidelity):
       VIP Equity-Income Portfolio: Initial Class (Equity-Income IC) -
         2,654,233.812 shares at $25.49 per share (cost $55,025,726)                             $       67,656,420
       VIP Equity-Income Portfolio: Service Class (Equity-Income SC) -
         611,372.770 shares at $25.39 per share (cost $13,966,917)                                       15,522,755
       VIP Equity-Income Portfolio: Service Class 2 (Equity-Income SC2) -
         1,314,508.457 shares at $25.17 per share (cost $29,298,634)                                     33,086,178
       VIP Growth Portfolio: Initial Class (Growth IC) -
         1,344,527.254 shares at $33.70 per share (cost $40,106,794)                                     45,310,568
       VIP Growth Portfolio: Service Class (Growth SC) -
         372,366.505 shares at $33.56 per share (cost $15,183,636)                                       12,496,620
       VIP Growth Portfolio: Service Class 2 (Growth SC2) -
         502,451.371 shares at $33.29 per share (cost $14,948,792)                                       16,726,606
       VIP High Income Portfolio: Initial Class (High Income IC) -
         2,489,988.865 shares at $6.17 per share (cost $16,098,518)                                      15,363,231
       VIP High Income Portfolio: Service Class (High Income SC) -
         891,748.909 shares at $6.14 per share (cost $5,844,820)                                          5,475,338
       VIP High Income Portfolio: Service Class 2 (High Income SC2) -
         2,179,227.239 shares at $6.08 per share (cost $13,890,560)                                      13,249,702
       VIP Overseas Portfolio: Initial Class (Overseas IC) -
         1,064,928.484 shares at $20.61 per share (cost $14,714,929)                                     21,948,176
       VIP Overseas Portfolio: Service Class (Overseas SC) -
         413,976.796 shares at $20.52 per share (cost $7,347,875)                                         8,494,804
       VIP Overseas Portfolio: Service Class 2 (Overseas SC2) -
         849,051.044 shares at $20.44 per share (cost $13,942,125)                                       17,354,603
       VIP Asset Manager Portfolio: Initial Class (Asset Mgr. IC) -
         2,534,900.214 shares at $15.04 per share (cost $40,054,184)                                     38,124,899
       VIP Asset Manager Portfolio: Service Class (Asset Mgr. SC) -
         481,834.483 shares at $14.94 per share (cost $7,555,467)                                         7,198,607
       VIP Asset Manager Portfolio: Service Class 2 (Asset Mgr. SC2) -
         259,770.900 shares at $14.81 per share (cost $3,563,562)                                         3,847,207
       VIP Investment Grade Bond Portfolio: Initial Class (Inv. Bond IC) -
         3,424,654.502 shares at $12.76 per share (cost $43,369,696)                                     43,698,591
       VIP Investment Grade Bond Portfolio: Service Class 2 (Inv. Bond SC2) -
         2,099,595.284 shares at $12.57 per share (cost $26,948,796)                                     26,391,913
       VIP Contrafund Portfolio: Initial Class (Contrafund IC) -
         1,977,684.485 shares at $31.03 per share (cost $40,329,922)                                     61,367,550
       VIP Contrafund Portfolio: Service Class (Contrafund SC) -
         755,704.155 shares at $30.93 per share (cost $18,382,691)                                       23,373,930
       VIP Contrafund Portfolio: Service Class 2 (Contrafund SC2) -
         1,248,504.839 shares at $30.69 per share (cost $30,272,177)                                     38,316,614
The accompanying notes are an integral part of these financial statements.


                                      FS-2


                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2005

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

    Variable Insurance Products (Fidelity), continued:
       VIP Asset Manager: Growth Portfolio: Initial Class (Asset Mgr. Gr. IC) -
         387,767.835 shares at $12.97 per share (cost $5,024,786)                                $        5,029,349
       VIP Asset Manager: Growth Portfolio: Service Class (Asset Mgr. Gr. SC) -
         99,742.146 shares at $12.88 per share (cost $1,435,796)                                          1,284,679
       VIP Asset Manager: Growth Portfolio: Service Class 2 (Asset Mgr. Gr. SC2) -
         69,109.992 shares at $12.80 per share (cost $801,562)                                              884,608
    The Alger American Fund (Alger):
       Alger American Balanced Portfolio - Class O (Balanced) -
         2,118,421.231 shares at $14.44 per share (cost $27,738,932)                                     30,590,003
    MFS Variable Insurance Trust (MFS):
       Strategic Income Portfolio (Strategic Inc.) -
         1,236,464.737 shares at $10.64 per share (cost $13,078,150)                                     13,155,985
       Utilities Portfolio (Utilities) -
         2,163,334.412 shares at $23.74 per share (cost $40,946,118)                                     51,357,559
       New Discovery Portfolio (New Discovery) -
         710,174.035 shares at $15.65 per share (cost $9,063,847)                                        11,114,224
    The Universal Institutional Funds, Inc. (Van Kampen):
       Emerging Markets Equity Portfolio - Class I (Emerging Markets) -
         1,427,526.533 shares at $14.73 per share (cost $14,909,709)                                     21,027,466
       Global Value Equity Portfolio - Class I (Global Value) -
         1,311,723.715 shares at $14.87 per share (cost $15,883,047)                                     19,505,332
       International Magnum Portfolio - Class I (Intl. Magnum) -
         523,805.036 shares at $12.38 per share (cost $4,861,747)                                         6,484,706
       U.S. Real Estate Portfolio - Class I (U.S. Real Estate) -
         1,405,041.293 shares at $23.08 per share (cost $21,925,693)                                     32,428,353
    Calvert Variable Series, Inc. Ameritas Portfolios (Ameritas):
       Ameritas Core Strategies Portfolio (Core Strat.) -
         2,673,231.390 shares at $17.80 per share (cost $40,011,454)                                     47,583,519
       Ameritas Income & Growth Portfolio (Income and Growth) -
         8,745,735.349 shares at $13.16 per share (cost $117,552,382)                                   115,093,877
       Ameritas Index 500 Portfolio (Index 500) -
         550,223.687 shares at $134.68 per share (cost $72,880,768)                                      74,104,126
       Ameritas MidCap Growth Portfolio (MidCap) -
         1,408,575.497 shares at $37.00 per share (cost $39,611,682)                                     52,117,293
       Ameritas Money Market Portfolio (Money Market) -
         46,584,732.077 shares at $1.00 per share (cost $46,584,732)             $    46,584,732
           Dividends Receivable                                                           20,693
                                                                                ----------------
             Total                                                                                       46,605,425
       Ameritas Small Capitalization Portfolio (Small Cap) -
         728,103.405 shares at $27.77 per share (cost $17,007,976)                                       20,219,432

The accompanying notes are an integral part of these financial statements.


                                      FS-3


                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2005

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

    Calvert Variable Series, Inc. Ameritas Portfolios (Ameritas), continued:
       Ameritas Small Company Equity Portfolio (Small Co. Equity) -
         895,019.714 shares at $23.22 per share (cost $19,190,906)                               $       20,782,358
       Ameritas Select Portfolio (Select) -
         1,718,172.125 shares at $22.15 per share (cost $32,106,058)                                     38,057,513
    Calvert Variable Series, Inc. Calvert Portfolios (Calvert):
       CVS Social Balanced Portfolio (Balanced) -
         3,598,255.683 shares at $1.943 per share (cost $6,373,863)                                       6,991,411
       CVS Social International Equity Portfolio (Intl. Equity) -
         487,198.358 shares at $18.07 per share (cost $6,667,981)                                         8,803,674
       CVS Social Mid Cap Growth Portfolio (Mid Cap) -
         185,080.002 shares at $26.47 per share (cost $4,532,480)                                         4,899,068
       CVS Social Small Cap Growth Portfolio (Small Cap) -
         383,249.689 shares at $15.26 per share (cost $5,641,615)                                         5,848,390
       CVS Social Equity Portfolio (Equity) -
         307,219.750 shares at $17.70 per share (cost $4,698,900)                                         5,437,790
       CVS Income Portfolio (Income) -
         2,323,727.333 shares at $15.94 per share (cost $37,740,877)                                     37,040,214
    American Century Variable Portfolios, Inc. (American Century):
       VP Income & Growth Portfolio (Income & Growth) -
         4,261,534.595 shares at $7.51 per share (cost $26,703,380)                                      32,004,125
    AIM Variable Insurance Funds (AIM):
       AIM V.I. Dynamics Portfolio - Series I (Dynamics) -
         419,065.853 shares at $14.77 per share (cost $5,137,069)                                         6,189,603
    Summit Mutual Funds Inc. Summit Pinnacle Series (Summit):
       S&P MidCap 400 Index Portfolio (S&P MidCap) -
         206,897.703 shares at $66.08 per share (cost $10,952,917)                                       13,671,800
       Russell 2000 Small Cap Index Portfolio (Russell Small Cap) -
         139,646.794 shares at $65.46 per share (cost $7,185,674)                                         9,141,279
       Nasdaq-100 Index Portfolio (Nasdaq-100 Index) -
         289,911.000 shares at $22.97 per share (cost $5,453,304)                                         6,659,256
    Third Avenue Variable Series Trust (Third Avenue):
       Third Avenue Value Portfolio (Value) -
         2,687,746.105 shares at $27.41 per share (cost $52,612,045)                                     73,671,121
    Dreyfus Investment Portfolios (Dreyfus):
       MidCap Stock Portfolio - Service Shares (MidCap) -
         263,485.245 shares at $19.06 per share (cost $4,233,322)                                         5,022,029
                                                                                                --------------------
    NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS                                               $    1,337,809,879
                                                                                                ====================

The accompanying notes are an integral part of these financial statements.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                             ---------------------------------------

                                                                                        Equity-Income IC
                                                                             ---------------------------------------
                                                                                   2005                 2004
                                                                             ------------------  -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                            $      1,213,847    $      1,303,505
   Mortality and expense risk charge                                                  (931,571)         (1,050,697)
                                                                             ------------------  -------------------
Net investment income(loss)                                                            282,276             252,808
                                                                             ------------------  -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                   2,667,466             311,393
   Net realized gain(loss) on sale of fund shares                                    2,218,120           2,270,033
                                                                             ------------------  -------------------
Net realized gain(loss)                                                              4,885,586           2,581,426
                                                                             ------------------  -------------------

Change in unrealized appreciation/depreciation                                      (2,266,505)          4,520,259
                                                                             ------------------  -------------------

Net increase(decrease) in net assets resulting
   from operations                                                            $      2,901,357    $      7,354,493
                                                                             ==================  ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                $        282,276    $        252,808
   Net realized gain(loss)                                                           4,885,586           2,581,426
   Net change in unrealized appreciation/depreciation                               (2,266,505)          4,520,259
                                                                             ------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   2,901,357           7,354,493
                                                                             ------------------  -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                 986,751             968,170
   Subaccounts transfers (including fixed account), net                               (671,973)           (725,605)
   Transfers for policyowner benefits and terminations                             (13,075,248)        (15,118,722)
   Policyowner maintenance charges                                                    (156,862)           (178,645)
                                                                             ------------------  -------------------
Net increase(decrease) from policyowner transactions                               (12,917,332)        (15,054,802)
                                                                             ------------------  -------------------

Total increase(decrease) in net assets                                             (10,015,975)         (7,700,309)
Net assets at beginning of period                                                   77,672,395          85,372,704
                                                                             ------------------  -------------------
Net assets at end of period                                                   $     67,656,420    $     77,672,395
                                                                             ==================  ===================



The accompanying notes are an integral part of these financial statements.

                                                       Fidelity
--------------------------------------------------------------------------------------------------------------------

           Equity-Income SC                       Equity-Income SC2                         Growth IC
--------------------------------------- -------------------------------------- -------------------------------------
       2005                2004               2005                2004               2005                2004
-------------------  ------------------ ------------------  ------------------ ------------------  -----------------

 $        228,394     $        204,254   $        318,888    $        208,926   $        264,599    $       165,641
         (140,870)            (131,696)          (211,630)           (136,926)          (638,535)           (781,728)
-------------------  ------------------ ------------------  ------------------ ------------------  -----------------
           87,524               72,558            107,258              72,000           (373,936)           (616,087)
-------------------  ------------------ ------------------  ------------------ ------------------  -----------------


          527,975               51,664            788,363              54,447               ----                ----
          118,879               60,916             91,378             111,810            892,207             376,420
-------------------  ------------------ ------------------  ------------------ ------------------  -----------------
          646,854              112,580            879,741             166,257            892,207             376,420
-------------------  ------------------ ------------------  ------------------ ------------------  -----------------

          (26,773)           1,205,281            507,396           1,645,433          1,223,605           1,173,955
-------------------  ------------------ ------------------  ------------------ ------------------  -----------------


 $        707,605     $      1,390,419   $      1,494,395    $      1,883,690   $      1,741,876    $       934,288
===================  ================== ==================  ================== ==================  =================




 $         87,524     $         72,558   $        107,258    $         72,000   $       (373,936)   $      (616,087)
          646,854              112,580            879,741             166,257            892,207             376,420
          (26,773)           1,205,281            507,396           1,645,433          1,223,605           1,173,955
-------------------  ------------------ ------------------  ------------------ ------------------  -----------------

          707,605            1,390,419          1,494,395           1,883,690          1,741,876             934,288
-------------------  ------------------ ------------------  ------------------ ------------------  -----------------


           72,670              159,736          2,551,112           1,989,599            899,605           1,222,644
        1,508,841              747,549          8,731,588           4,488,682         (3,047,267)         (1,422,785)
       (1,741,062)          (1,255,216)        (1,217,809)           (949,533)       (10,452,222)         (9,247,429)
           (3,484)              (3,239)           (58,676)            (28,082)          (134,494)           (165,354)
-------------------  ------------------ ------------------  ------------------ ------------------  -----------------
         (163,035)            (351,170)        10,006,215           5,500,666        (12,734,378)         (9,612,924)
-------------------  ------------------ ------------------  ------------------ ------------------  -----------------

          544,570            1,039,249         11,500,610           7,384,356        (10,992,502)         (8,678,636)
       14,978,185           13,938,936         21,585,568          14,201,212         56,303,070          64,981,706
-------------------  ------------------ ------------------  ------------------ ------------------  -----------------
 $     15,522,755     $     14,978,185   $     33,086,178    $     21,585,568   $     45,310,568    $     56,303,070
===================  ================== ==================  ================== ==================  =================


                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                             ---------------------------------------

                                                                                           Growth SC
                                                                             ---------------------------------------
                                                                                   2005                 2004
                                                                             ------------------  -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                            $         51,154    $         24,685
   Mortality and expense risk charge                                                  (119,645)           (135,245)
                                                                             ------------------  -------------------
Net investment income(loss)                                                            (68,491)           (110,560)
                                                                             ------------------  -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                        ----                ----
   Net realized gain(loss) on sale of fund shares                                     (799,836)         (1,069,700)
                                                                             ------------------  -------------------
Net realized gain(loss)                                                               (799,836)         (1,069,700)
                                                                             ------------------  -------------------

Change in unrealized appreciation/depreciation                                       1,391,709           1,472,927
                                                                             ------------------  -------------------

Net increase(decrease) in net assets resulting
   from operations                                                            $        523,382    $        292,667
                                                                             ==================  ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                $        (68,491)   $       (110,560)
   Net realized gain(loss)                                                            (799,836)         (1,069,700)
   Net change in unrealized appreciation/depreciation                                1,391,709           1,472,927
                                                                             ------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                     523,382             292,667
                                                                             ------------------  -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  76,783             106,496
   Subaccounts transfers (including fixed account), net                               (865,325)         (1,123,118)
   Transfers for policyowner benefits and terminations                              (1,167,916)           (960,709)
   Policyowner maintenance charges                                                      (3,613)             (4,234)
                                                                             ------------------  -------------------
Net increase(decrease) from policyowner transactions                                (1,960,071)         (1,981,565)
                                                                             ------------------  -------------------

Total increase(decrease) in net assets                                              (1,436,689)         (1,688,898)
Net assets at beginning of period                                                   13,933,309          15,622,207
                                                                             ------------------  -------------------
Net assets at end of period                                                   $     12,496,620    $     13,933,309
                                                                             ==================  ===================




The accompanying notes are an integral part of these financial statements.

                                                      Fidelity
--------------------------------------------------------------------------------------------------------------------

              Growth SC2                            High Income IC                        High Income SC
---------------------------------------  ------------------------------------- -------------------------------------
       2005                2004                2005               2004               2005                2004
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------

 $         35,517     $         12,176    $     2,592,202    $      2,304,554   $        840,926    $       496,958
         (114,638)             (86,392)          (225,181)           (302,282)           (51,652)           (55,948)
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------
          (79,121)             (74,216)         2,367,021           2,002,272            789,274            441,010
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------


             ----                 ----                ----               ----               ----               ----
          102,469               41,219            146,370             675,090            (55,731)           (22,073)
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------
          102,469               41,219            146,370             675,090            (55,731)           (22,073)
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------

          751,683              352,488         (2,277,401)         (1,104,269)          (650,102)            38,163
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------


 $        775,031     $        319,491    $       235,990    $      1,573,093   $         83,441    $       457,100
===================  ==================  =================  ================== ==================  =================




 $        (79,121)    $        (74,216)   $     2,367,021    $      2,002,272   $        789,274    $       441,010
          102,469               41,219            146,370             675,090            (55,731)           (22,073)
          751,683              352,488         (2,277,401)         (1,104,269)          (650,102)            38,163
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------

          775,031              319,491            235,990           1,573,093             83,441            457,100
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------


        1,361,482            1,228,922            310,412             268,354             16,645              7,167
        2,511,833            3,148,116         (2,344,301)         (5,457,171)          (135,474)          (234,578)
         (857,853)            (568,214)        (3,584,441)         (5,090,507)          (609,691)          (427,789)
          (26,718)             (20,655)           (29,803)            (41,750)            (1,198)            (1,310)
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------
        2,988,744            3,788,169         (5,648,133)        (10,321,074)          (729,718)          (656,510)
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------

        3,763,775            4,107,660         (5,412,143)         (8,747,981)          (646,277)          (199,410)
       12,962,831            8,855,171         20,775,374          29,523,355          6,121,615          6,321,025
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------
 $     16,726,606     $     12,962,831    $    15,363,231   $      20,775,374   $      5,475,338    $     6,121,615
===================  ==================  =================  ================== ==================  =================


                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Fidelity
                                                                            ----------------------------------------

                                                                                        High Income SC2
                                                                            ----------------------------------------
                                                                                   2005                 2004
                                                                            -------------------  -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                           $      1,858,520     $        737,947
   Mortality and expense risk charge                                                  (96,567)             (76,619)
                                                                            -------------------  -------------------
Net investment income(loss)                                                         1,761,953              661,328
                                                                            -------------------  -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                       ----                 ----
   Net realized gain(loss) on sale of fund shares                                      (8,010)             100,705
                                                                            -------------------  -------------------
Net realized gain(loss)                                                                (8,010)             100,705
                                                                            -------------------  -------------------

Change in unrealized appreciation/depreciation                                     (1,531,750)               1,000
                                                                            -------------------  -------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $        222,193     $        763,033
                                                                            ===================  ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $      1,761,953     $        661,328
   Net realized gain(loss)                                                             (8,010)             100,705
   Net change in unrealized appreciation/depreciation                              (1,531,750)               1,000
                                                                            -------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    222,193              763,033
                                                                            -------------------  -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                974,835            1,053,063
   Subaccounts transfers (including fixed account), net                             2,071,954            1,556,817
   Transfers for policyowner benefits and terminations                             (1,421,612)            (555,500)
   Policyowner maintenance charges                                                    (30,366)             (16,420)
                                                                            -------------------  -------------------
Net increase(decrease) from policyowner transactions                                1,594,811            2,037,960
                                                                            -------------------  -------------------

Total increase(decrease) in net assets                                              1,817,004            2,800,993
Net assets at beginning of period                                                  11,432,698            8,631,705
                                                                            -------------------  -------------------
Net assets at end of period                                                  $     13,249,702     $     11,432,698
                                                                            ===================  ===================



The accompanying notes are an integral part of these financial statements.


                                                       Fidelity
--------------------------------------------------------------------------------------------------------------------

             Overseas IC                             Overseas SC                           Overseas SC2
--------------------------------------- -------------------------------------- -------------------------------------
       2005                2004               2005                2004               2005                2004
-------------------  ------------------ ------------------  ------------------ ------------------  -----------------

 $        133,992     $        242,909   $         35,921    $         53,802   $         40,474    $        37,289
         (259,901)            (267,857)           (64,989)            (49,958)           (88,028)           (41,746)
-------------------  ------------------ ------------------  ------------------ ------------------  -----------------
         (125,909)             (24,948)           (29,068)              3,844            (47,554)            (4,457)
-------------------  ------------------ ------------------  ------------------ ------------------  -----------------


          104,863                 ----             32,329                ----             40,474               ----
          835,381              664,490             16,508            (212,708)            80,281            107,295
-------------------  ------------------ ------------------  ------------------ ------------------  -----------------
          940,244              664,490             48,837            (212,708)           120,755            107,295
-------------------  ------------------ ------------------  ------------------ ------------------  -----------------

        2,450,344            1,617,167          1,269,550             832,978          2,314,882            603,747
-------------------  ------------------ ------------------  ------------------ ------------------  -----------------


 $      3,264,679     $      2,256,709   $      1,289,319    $        624,114   $      2,388,083    $       706,585
===================  ================== ==================  ================== ==================  =================




 $       (125,909)    $        (24,948)  $        (29,068)   $          3,844   $        (47,554)   $        (4,457)
          940,244              664,490             48,837            (212,708)           120,755            107,295
        2,450,344            1,617,167          1,269,550             832,978          2,314,882            603,747
-------------------  ------------------ ------------------  ------------------ ------------------  -----------------

        3,264,679            2,256,709          1,289,319             624,114          2,388,083            706,585
-------------------  ------------------ ------------------  ------------------ ------------------  -----------------


          446,881              311,221             30,127              29,814          1,635,636            801,270
        1,191,301            1,171,875          1,778,276             819,320          6,470,926          2,757,829
       (3,774,910)          (3,723,737)          (689,407)           (260,943)          (511,462)          (141,915)
          (47,518)             (49,212)            (1,385)             (1,166)           (21,565)            (8,643)
-------------------  ------------------ ------------------  ------------------ ------------------  -----------------
       (2,184,246)          (2,289,853)         1,117,611             587,025          7,573,535          3,408,541
-------------------  ------------------ ------------------  ------------------ ------------------  -----------------

        1,080,433              (33,144)         2,406,930           1,211,139          9,961,618          4,115,126
       20,867,743           20,900,887          6,087,874           4,876,735          7,392,985          3,277,859
-------------------  ------------------ ------------------  ------------------ ------------------  -----------------
 $     21,948,176     $     20,867,743   $      8,494,804    $      6,087,874   $     17,354,603    $     7,392,985
===================  ================== ==================  ================== ==================  =================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Fidelity
                                                                            ----------------------------------------

                                                                                         Asset Mgr. IC
                                                                            ----------------------------------------
                                                                                   2005                 2004
                                                                            -------------------  -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                           $      1,209,174     $      1,459,818
   Mortality and expense risk charge                                                 (535,682)            (648,529)
                                                                            -------------------  -------------------
Net investment income(loss)                                                           673,492              811,289
                                                                            -------------------  -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                     15,502                 ----
   Net realized gain(loss) on sale of fund shares                                    (969,072)          (1,966,886)
                                                                            -------------------  -------------------
Net realized gain(loss)                                                              (953,570)          (1,966,886)
                                                                            -------------------  -------------------

Change in unrealized appreciation/depreciation                                      1,233,926            3,022,655
                                                                            -------------------  -------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $        953,848     $      1,867,058
                                                                            ===================  ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $        673,492     $        811,289
   Net realized gain(loss)                                                           (953,570)          (1,966,886)
   Net change in unrealized appreciation/depreciation                               1,233,926            3,022,655
                                                                            -------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    953,848            1,867,058
                                                                            -------------------  -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                292,333              505,679
   Subaccounts transfers (including fixed account), net                            (1,924,902)            (617,802)
   Transfers for policyowner benefits and terminations                             (7,848,377)          (9,549,065)
   Policyowner maintenance charges                                                   (125,280)            (152,166)
                                                                            -------------------  -------------------
Net increase(decrease) from policyowner transactions                               (9,606,226)          (9,813,354)
                                                                            -------------------  -------------------

Total increase(decrease) in net assets                                             (8,652,378)          (7,946,296)
Net assets at beginning of period                                                  46,777,277           54,723,573
                                                                            -------------------  -------------------
Net assets at end of period                                                  $     38,124,899     $     46,777,277
                                                                            ===================  ===================



The accompanying notes are an integral part of these financial statements.


                                                     Fidelity
--------------------------------------------------------------------------------------------------------------------

            Asset Mgr. SC                          Asset Mgr. SC2                          Inv. Bond IC
--------------------------------------- -------------------------------------  -------------------------------------
       2005                2004               2005                2004               2005               2004
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------

 $        211,529     $        273,340   $        107,760    $        87,995    $      1,899,787   $      2,622,551
          (74,396)             (93,708)           (32,491)           (29,898)           (592,084)          (727,023)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
          137,133              179,632             75,269             58,097           1,307,703          1,895,528
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------


            2,859                 ----              1,476               ----           1,147,788          1,886,396
         (255,390)            (210,056)            47,546             13,397              34,737            570,515
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
         (252,531)            (210,056)            49,022             13,397           1,182,525          2,456,911
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------

          300,672              421,217            (15,563)            95,371          (2,017,349)        (2,567,226)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------


 $        185,274     $        390,793   $        108,728    $       166,865    $        472,879   $      1,785,213
===================  ================== ==================  =================  ================== ==================




 $        137,133     $        179,632   $         75,269    $        58,097    $      1,307,703   $      1,895,528
         (252,531)            (210,056)            49,022             13,397           1,182,525          2,456,911
          300,672              421,217            (15,563)            95,371          (2,017,349)        (2,567,226)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------

          185,274              390,793            108,728            166,865             472,879          1,785,213
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------


           43,697               50,034            126,134            375,218             652,878            545,035
       (1,828,929)            (790,562)          (599,561)           809,280            (955,479)        (2,060,232)
         (629,506)            (396,001)          (126,913)          (250,216)         (9,479,413)       (12,834,320)
           (1,996)              (2,430)            (6,731)            (6,032)            (62,723)           (77,426)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
       (2,416,734)          (1,138,959)          (607,071)           928,250          (9,844,737)       (14,426,943)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------

       (2,231,460)            (748,166)          (498,343)         1,095,115          (9,371,858)       (12,641,730)
        9,430,067           10,178,233          4,345,550          3,250,435          53,070,449         65,712,179
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
 $      7,198,607     $      9,430,067   $      3,847,207    $     4,345,550    $     43,698,591   $     53,070,449
===================  ================== ==================  =================  ================== ==================


                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Fidelity
                                                                            ----------------------------------------

                                                                                         Inv. Bond SC2
                                                                            ----------------------------------------
                                                                                   2005                 2004
                                                                            -------------------  -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                           $        779,544     $        690,873
   Mortality and expense risk charge                                                 (191,925)            (153,581)
                                                                            -------------------  -------------------
Net investment income(loss)                                                           587,619              537,292
                                                                            -------------------  -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                    491,452              515,015
   Net realized gain(loss) on sale of fund shares                                     (57,710)             (46,404)
                                                                            -------------------  -------------------
Net realized gain(loss)                                                               433,742              468,611
                                                                            -------------------  -------------------

Change in unrealized appreciation/depreciation                                       (754,385)            (366,965)
                                                                            -------------------  -------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $        266,976     $        638,938
                                                                            ===================  ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $        587,619     $        537,292
   Net realized gain(loss)                                                            433,742              468,611
   Net change in unrealized appreciation/depreciation                                (754,385)            (366,965)
                                                                            -------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    266,976              638,938
                                                                            -------------------  -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                              1,794,442            1,780,217
   Subaccounts transfers (including fixed account), net                             4,689,661            3,280,158
   Transfers for policyowner benefits and terminations                             (1,474,883)          (1,250,165)
   Policyowner maintenance charges                                                    (51,602)             (40,775)
                                                                            -------------------  -------------------
Net increase(decrease) from policyowner transactions                                4,957,618            3,769,435
                                                                            -------------------  -------------------

Total increase(decrease) in net assets                                              5,224,594            4,408,373
Net assets at beginning of period                                                  21,167,319           16,758,946
                                                                            -------------------  -------------------
Net assets at end of period                                                  $     26,391,913     $     21,167,319
                                                                            ===================  ===================



The accompanying notes are an integral part of these financial statements.


                                                       Fidelity
--------------------------------------------------------------------------------------------------------------------

            Contrafund IC                           Contrafund SC                         Contrafund SC2
---------------------------------------  ------------------------------------- -------------------------------------
       2005                2004                2005               2004               2005                2004
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------

 $        173,611     $       192,313     $        41,167   $         45,454   $         28,552    $        24,076
         (788,252)           (764,718)           (197,472)          (169,387)          (217,024)          (115,884)
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------
         (614,641)           (572,405)           (156,305)          (123,933)          (188,472)           (91,808)
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------


           10,851                ----               3,742               ----              4,079               ----
        2,699,915           1,542,805             486,324             34,850            167,006            101,843
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------
        2,710,766           1,542,805             490,066             34,850            171,085            101,843
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------

        6,250,268           6,340,694           2,842,770          2,492,982          4,366,547          2,204,590
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------


 $      8,346,393     $     7,311,094    $      3,176,531    $     2,403,899   $      4,349,160    $     2,214,625
===================  ==================  =================  ================== ==================  =================




 $       (614,641)    $      (572,405)   $       (156,305)   $      (123,933)  $       (188,472)   $       (91,808)
        2,710,766           1,542,805             490,066             34,850            171,085            101,843
        6,250,268           6,340,694           2,842,770          2,492,982          4,366,547          2,204,590
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------

        8,346,393           7,311,094           3,176,531          2,403,899          4,349,160          2,214,625
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------


        1,126,275           1,009,693              72,204            157,742          2,968,208          1,992,734
        4,737,887           2,476,372           2,566,500            540,645         11,752,211          6,610,896
      (11,483,888)         (8,596,346)         (1,890,257)        (1,102,447)        (1,271,443)          (701,407)
         (101,449)           (104,689)             (5,015)            (4,709)           (55,163)           (23,030)
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------
       (5,721,175)         (5,214,970)            743,432           (408,769)        13,393,813          7,879,193
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------

        2,625,218           2,096,124           3,919,963          1,995,130         17,742,973         10,093,818
       58,742,332          56,646,208          19,453,967         17,458,837         20,573,641         10,479,823
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------
 $     61,367,550     $    58,742,332    $     23,373,930    $    19,453,967   $     38,316,614    $    20,573,641
===================  ==================  =================  ================== ==================  =================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Fidelity
                                                                            ----------------------------------------

                                                                                       Asset Mgr. Gr. IC
                                                                            ----------------------------------------
                                                                                   2005                 2004
                                                                            -------------------  -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                           $        151,358     $        185,262
   Mortality and expense risk charge                                                  (78,908)             (98,723)
                                                                            -------------------  -------------------
Net investment income(loss)                                                            72,450               86,539
                                                                            -------------------  -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                       ----                 ----
   Net realized gain(loss) on sale of fund shares                                     (84,111)            (802,757)
                                                                            -------------------  -------------------
Net realized gain(loss)                                                               (84,111)            (802,757)
                                                                            -------------------  -------------------

Change in unrealized appreciation/depreciation                                        118,908              960,081
                                                                            -------------------  -------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $        107,247     $        243,863
                                                                            ===================  ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $         72,450     $         86,539
   Net realized gain(loss)                                                            (84,111)            (802,757)
   Net change in unrealized appreciation/depreciation                                 118,908              960,081
                                                                            -------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    107,247              243,863
                                                                            -------------------  -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                 75,078              109,711
   Subaccounts transfers (including fixed account), net                              (554,451)              65,052
   Transfers for policyowner benefits and terminations                             (1,255,394)          (1,531,928)
   Policyowner maintenance charges                                                    (10,938)             (13,020)
                                                                            -------------------  -------------------
Net increase(decrease) from policyowner transactions                               (1,745,705)          (1,370,185)
                                                                            -------------------  -------------------

Total increase(decrease) in net assets                                             (1,638,458)          (1,126,322)
Net assets at beginning of period                                                   6,667,807            7,794,129
                                                                            -------------------  -------------------
Net assets at end of period                                                  $      5,029,349     $      6,667,807
                                                                            ===================  ===================



The accompanying notes are an integral part of these financial statements.


                                  Fidelity                                                    Alger
-----------------------------------------------------------------------------  -------------------------------------

          Asset Mgr. Gr. SC                      Asset Mgr. Gr. SC2                          Balanced
--------------------------------------- -------------------------------------  -------------------------------------
       2005                2004               2005                2004               2005               2004
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------

 $         32,852     $         39,024   $         16,785    $        13,356    $       535,164   $        543,996
          (12,847)             (16,248)            (6,780)            (5,519)          (344,827)          (397,089)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
           20,005               22,776             10,005              7,837            190,337            146,907
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------


             ----                 ----               ----               ----               ----               ----
          (61,217)             (84,603)             8,486              7,344            281,853            (13,477)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
          (61,217)             (84,603)             8,486              7,344            281,853            (13,477)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------

           72,849              139,712              4,666             23,945          1,617,373            969,805
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------


 $         31,637     $         77,885   $         23,157    $        39,126    $     2,089,563   $      1,103,235
===================  ================== ==================  =================  ================== ==================




 $         20,005     $         22,776   $         10,005    $         7,837    $       190,337   $        146,907
          (61,217)             (84,603)             8,486              7,344            281,853            (13,477)
           72,849              139,712              4,666             23,945          1,617,373            969,805
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------

           31,637               77,885             23,157             39,126          2,089,563          1,103,235
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------


            2,921               40,513             33,025             46,429            604,719          1,084,853
         (199,357)            (237,946)           (63,870)           218,029         (2,832,431)            90,566
         (102,183)            (108,554)           (21,254)           (21,675)        (4,025,569)        (4,917,428)
             (424)                (540)            (1,353)            (1,495)           (51,114)           (55,009)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
         (299,043)            (306,527)           (53,452)           241,288         (6,304,395)        (3,797,018)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------

         (267,406)            (228,642)           (30,295)           280,414         (4,214,832)        (2,693,783)
        1,552,085            1,780,727            914,903            634,489         34,804,835         37,498,618
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
 $      1,284,679     $      1,552,085   $        884,608    $       914,903   $     30,590,003   $     34,804,835
===================  ================== ==================  =================  ================== ==================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                              MFS
                                                                            ----------------------------------------

                                                                                        Strategic Inc.
                                                                            ----------------------------------------
                                                                                   2005                 2004
                                                                            -------------------  -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                           $        789,115     $        494,066
   Mortality and expense risk charge                                                 (120,012)            (104,482)
                                                                            -------------------  -------------------
Net investment income(loss)                                                           669,103              389,584
                                                                            -------------------  -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                     41,326                 ----
   Net realized gain(loss) on sale of fund shares                                      43,622               57,824
                                                                            -------------------  -------------------
Net realized gain(loss)                                                                84,948               57,824
                                                                            -------------------  -------------------

Change in unrealized appreciation/depreciation                                       (643,406)             216,060
                                                                            -------------------  -------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $        110,645     $        663,468
                                                                            ===================  ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $        669,103     $        389,584
   Net realized gain(loss)                                                             84,948               57,824
   Net change in unrealized appreciation/depreciation                                (643,406)             216,060
                                                                            -------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    110,645              663,468
                                                                            -------------------  -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                752,888              654,717
   Subaccounts transfers (including fixed account), net                             2,148,505            2,698,985
   Transfers for policyowner benefits and terminations                             (1,489,449)          (1,117,608)
   Policyowner maintenance charges                                                    (20,095)             (13,621)
                                                                            -------------------  -------------------
Net increase(decrease) from policyowner transactions                                1,391,849            2,222,473
                                                                            -------------------  -------------------

Total increase(decrease) in net assets                                              1,502,494            2,885,941
Net assets at beginning of period                                                  11,653,491            8,767,550
                                                                            -------------------  -------------------
Net assets at end of period                                                  $     13,155,985     $     11,653,491
                                                                            ===================  ===================



The accompanying notes are an integral part of these financial statements.


                                     MFS                                                    Van Kampen
------------------------------------------------------------------------------ -------------------------------------

              Utilities                             New Discovery                        Emerging Markets
--------------------------------------- -------------------------------------- -------------------------------------
       2005                2004               2005                2004               2005               2004
-------------------  ------------------ ------------------  ------------------ ------------------ ------------------

 $        286,126     $        539,731   $           ----    $           ----   $         52,292   $         55,785
         (534,132)            (424,179)          (121,329)           (142,323)          (153,461)           (94,796)
-------------------  ------------------ ------------------  ------------------ ------------------ ------------------
         (248,006)             115,552           (121,329)           (142,323)          (101,169)           (39,011)
-------------------  ------------------ ------------------  ------------------ ------------------ ------------------


             ----                 ----               ----                ----               ----               ----
        1,447,941             (579,735)           675,844             360,527            558,674            586,443
-------------------  ------------------ ------------------  ------------------ ------------------ ------------------
        1,447,941             (579,735)           675,844             360,527            558,674            586,443
-------------------  ------------------ ------------------  ------------------ ------------------ ------------------

        5,675,227           10,120,576           (225,330)            454,606          3,752,782            901,591
-------------------  ------------------ ------------------  ------------------ ------------------ ------------------


 $      6,875,162     $      9,656,393   $        329,185    $        672,810   $      4,210,287   $      1,449,023
===================  ================== ==================  ================== ================== ==================




 $       (248,006)    $        115,552   $       (121,329)   $       (142,323)  $       (101,169)  $        (39,011)
        1,447,941             (579,735)           675,844             360,527            558,674            586,443
        5,675,227           10,120,576           (225,330)            454,606          3,752,782            901,591
-------------------  ------------------ ------------------  ------------------ ------------------ ------------------

        6,875,162            9,656,393            329,185             672,810          4,210,287          1,449,023
-------------------  ------------------ ------------------  ------------------ ------------------ ------------------


        1,230,287            1,197,168            243,259             659,270            954,891            410,354
        5,730,938            3,138,887         (1,745,377)           (154,728)         8,724,288            890,615
       (6,651,484)          (4,474,683)        (1,349,828)         (1,203,022)        (2,578,879)          (728,845)
          (66,971)             (52,518)           (21,268)            (21,529)           (18,237)           (11,521)
-------------------  ------------------ ------------------  ------------------ ------------------ ------------------
          242,770             (191,146)        (2,873,214)           (720,009)         7,082,063            560,603
-------------------  ------------------ ------------------  ------------------ ------------------ ------------------

        7,117,932            9,465,247         (2,544,029)            (47,199)        11,292,350          2,009,626
       44,239,627           34,774,380         13,658,253          13,705,452          9,735,116          7,725,490
-------------------  ------------------ ------------------  ------------------ ------------------ ------------------
 $     51,357,559     $     44,239,627   $     11,114,224    $     13,658,253   $     21,027,466   $      9,735,116
===================  ================== ==================  ================== ================== ==================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                          Van Kampen
                                                                            ----------------------------------------

                                                                                         Global Value
                                                                            ----------------------------------------
                                                                                   2005                 2004
                                                                            -------------------  -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                           $        203,338     $        138,794
   Mortality and expense risk charge                                                 (207,915)            (199,446)
                                                                            -------------------  -------------------
Net investment income(loss)                                                            (4,577)             (60,652)
                                                                            -------------------  -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                    139,682                 ----
   Net realized gain(loss) on sale of fund shares                                     687,250              260,637
                                                                            -------------------  -------------------
Net realized gain(loss)                                                               826,932              260,637
                                                                            -------------------  -------------------

Change in unrealized appreciation/depreciation                                         85,282            2,014,202
                                                                            -------------------  -------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $        907,637     $      2,214,187
                                                                            ===================  ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $         (4,577)    $        (60,652)
   Net realized gain(loss)                                                            826,932              260,637
   Net change in unrealized appreciation/depreciation                                  85,282            2,014,202
                                                                            -------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    907,637            2,214,187
                                                                            -------------------  -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                623,325            1,112,661
   Subaccounts transfers (including fixed account), net                              (109,045)           2,570,244
   Transfers for policyowner benefits and terminations                             (2,565,514)          (2,379,053)
   Policyowner maintenance charges                                                    (31,609)             (19,623)
                                                                            -------------------  -------------------
Net increase(decrease) from policyowner transactions                               (2,082,843)           1,284,229
                                                                            -------------------  -------------------

Total increase(decrease) in net assets                                             (1,175,206)           3,498,416
Net assets at beginning of period                                                  20,680,538           17,182,122
                                                                            -------------------  -------------------
Net assets at end of period                                                  $     19,505,332     $     20,680,538
                                                                            ===================  ===================



The accompanying notes are an integral part of these financial statements.


                                 Van Kampen                                                  Ameritas
-----------------------------------------------------------------------------  -------------------------------------

            Intl. Magnum                          U.S. Real Estate                           Core Strat.
--------------------------------------  -------------------------------------  -------------------------------------
       2005                2004               2005               2004                2005               2004
-------------------  -----------------  ------------------ ------------------  ------------------ ------------------

 $         70,712     $       140,742    $       392,637   $        363,408    $        248,774   $        415,392
          (63,319)            (54,757)          (328,002)          (248,254)           (540,719)          (595,770)
-------------------  -----------------  ------------------ ------------------  ------------------ ------------------
            7,393              85,985             64,635            115,154            (291,945)          (180,378)
-------------------  -----------------  ------------------ ------------------  ------------------ ------------------


             ----                ----            867,249            423,061             236,042               ----
          271,064             171,337          2,201,220          1,410,321             967,376            338,339
-------------------  -----------------  ------------------ ------------------  ------------------ ------------------
          271,064             171,337          3,068,469          1,833,382           1,203,418            338,339
-------------------  -----------------  ------------------ ------------------  ------------------ ------------------

          304,492             533,559          1,597,474          5,174,543           2,406,818          2,925,842
-------------------  -----------------  ------------------ ------------------  ------------------ ------------------


 $        582,949     $       790,881    $     4,730,578   $      7,123,079    $      3,318,291   $      3,083,803
===================  =================  ================== ==================  ================== ==================



 $          7,393     $        85,985    $        64,635   $        115,154    $       (291,945)  $       (180,378)
          271,064             171,337          3,068,469          1,833,382           1,203,418            338,339
          304,492             533,559          1,597,474          5,174,543           2,406,818          2,925,842
-------------------  -----------------  ------------------ ------------------  ------------------ ------------------

          582,949             790,881          4,730,578          7,123,079           3,318,291          3,083,803
-------------------  -----------------  ------------------ ------------------  ------------------ ------------------


          188,643             152,553          1,295,255          1,386,743           1,700,878          1,763,921
          791,033             383,032            786,655          4,271,150            (977,587)        (1,526,006)
         (870,867)           (363,580)        (3,811,181)        (2,285,963)         (6,469,654)        (6,383,325)
           (9,031)             (6,630)           (49,045)           (30,411)            (74,364)           (82,050)
-------------------  -----------------  ------------------ ------------------  ------------------ ------------------
           99,778             165,375         (1,778,316)         3,341,519          (5,820,727)        (6,227,460)
-------------------  -----------------  ------------------ ------------------  ------------------ ------------------

          682,727             956,256          2,952,262         10,464,598          (2,502,436)        (3,143,657)
        5,801,979           4,845,723         29,476,091         19,011,493          50,085,955         53,229,612
-------------------  -----------------  ------------------ ------------------  ------------------ ------------------
 $      6,484,706     $     5,801,979    $    32,428,353   $     29,476,091    $     47,583,519   $     50,085,955
===================  =================  ================== ==================  ================== ==================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Ameritas
                                                                            ----------------------------------------

                                                                                       Income and Growth
                                                                            ----------------------------------------
                                                                                   2005                 2004
                                                                            -------------------  -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                           $        412,439     $        323,578
   Mortality and expense risk charge                                                 (478,714)            (411,484)
                                                                            -------------------  -------------------
Net investment income(loss)                                                           (66,275)             (87,906)
                                                                            -------------------  -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                       ----                 ----
   Net realized gain(loss) on sale of fund shares                                  (1,190,132)          (1,386,982)
                                                                            -------------------  -------------------
Net realized gain(loss)                                                            (1,190,132)          (1,386,982)
                                                                            -------------------  -------------------

Change in unrealized appreciation/depreciation                                      3,345,205            3,645,143
                                                                            ----------------------------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $      2,088,798     $      2,170,255
                                                                            ===================  ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $        (66,275)    $        (87,906)
   Net realized gain(loss)                                                         (1,190,132)          (1,386,982)
   Net change in unrealized appreciation/depreciation                               3,345,205            3,645,143
                                                                            -------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                  2,088,798            2,170,255
                                                                            -------------------  -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                799,626            1,094,608
   Subaccounts transfers (including fixed account), net                            83,679,504              163,356
   Transfers for policyowner benefits and terminations                             (6,391,582)          (4,551,798)
   Policyowner maintenance charges                                                    (68,500)             (56,689)
                                                                            -------------------  -------------------
Net increase(decrease) from policyowner transactions                               78,019,048           (3,350,523)
                                                                            -------------------  -------------------

Total increase(decrease) in net assets                                             80,107,846           (1,180,268)
Net assets at beginning of period                                                  34,986,031           36,166,299
                                                                            -------------------  -------------------
Net assets at end of period                                                  $    115,093,877     $     34,986,031
                                                                            ===================  ===================



The accompanying notes are an integral part of these financial statements.


                                                      Ameritas
--------------------------------------------------------------------------------------------------------------------

              Index 500                                MidCap                              Money Market
--------------------------------------- -------------------------------------  -------------------------------------
       2005                2004               2005                2004               2005               2004
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------

 $      1,164,103     $      1,452,722   $           ----    $          ----    $      1,600,640   $        880,713
         (918,785)          (1,022,702)          (585,800)          (623,684)           (605,283)          (897,826)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
          245,318              430,020           (585,800)          (623,684)            995,357            (17,113)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------


             ----                 ----          3,603,551               ----                ----               ----
         (321,890)          (1,655,466)         2,660,344          2,336,262                ----               ----
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
         (321,890)          (1,655,466)         6,263,895          2,336,262                ----               ----
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------

        2,436,989            8,684,520           (965,279)         3,766,270                ----               ----
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------


 $      2,360,417     $      7,459,074   $      4,712,816    $     5,478,848    $        995,357   $        (17,113)
===================  ================== ==================  =================  ================== ==================




 $        245,318     $        430,020   $       (585,800)   $      (623,684)   $        995,357   $        (17,113)
         (321,890)          (1,655,466)         6,263,895          2,336,262                ----               ----
        2,436,989            8,684,520           (965,279)         3,766,270                ----               ----
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------

        2,360,417            7,459,074          4,712,816          5,478,848             995,357            (17,113)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------


        1,406,044            2,323,452          1,391,394          1,287,188          78,281,429         90,551,570
       (4,864,921)          (1,074,100)           829,802            996,877         (61,850,804)       (84,183,464)
      (11,833,810)         (10,814,106)        (7,785,162)        (8,085,588)        (26,229,395)       (50,568,634)
         (128,995)            (134,229)           (84,001)           (81,325)            341,213            526,537
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
      (15,421,682)          (9,698,983)        (5,647,967)        (5,882,848)         (9,457,557)       (43,673,991)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------

      (13,061,265)          (2,239,909)          (935,151)          (404,000)         (8,462,200)       (43,691,104)
       87,165,391           89,405,300         53,052,444         53,456,444          55,067,625         98,758,729
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
 $     74,104,126     $     87,165,391   $     52,117,293    $    53,052,444    $     46,605,425   $     55,067,625
===================  ================== ==================  =================  ================== ==================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Ameritas
                                                                            ----------------------------------------

                                                                                           Small Cap
                                                                            ----------------------------------------
                                                                                   2005                 2004
                                                                            -------------------  -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                           $           ----     $           ----
   Mortality and expense risk charge                                                 (245,966)            (284,877)
                                                                            -------------------  -------------------
Net investment income(loss)                                                          (245,966)            (284,877)
                                                                            -------------------  -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                       ----                 ----
   Net realized gain(loss) on sale of fund shares                                     688,662              362,504
                                                                            -------------------  -------------------
Net realized gain(loss)                                                               688,662              362,504
                                                                            -------------------  -------------------

Change in unrealized appreciation/depreciation                                       (296,489)              (3,767)
                                                                            -------------------  -------------------

Net increase(decrease) in net assets resulting
    from operations                                                          $        146,207     $         73,860
                                                                            ===================  ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $       (245,966)    $       (284,877)
   Net realized gain(loss)                                                            688,662              362,504
   Net change in unrealized appreciation/depreciation                                (296,489)              (3,767)
                                                                            -------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    146,207               73,860
                                                                            -------------------  -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                662,854              809,144
   Subaccounts transfers (including fixed account), net                              (604,103)              74,647
   Transfers for policyowner benefits and terminations                             (3,782,604)          (3,115,551)
   Policyowner maintenance charges                                                    (45,980)             (54,640)
                                                                            -------------------  -------------------
Net increase(decrease) from policyowner transactions                               (3,769,833)          (2,286,400)
                                                                            -------------------  -------------------

Total increase(decrease) in net assets                                             (3,623,626)          (2,212,540)
Net assets at beginning of period                                                  23,843,058           26,055,598
                                                                            -------------------  -------------------
Net assets at end of period                                                  $     20,219,432     $     23,843,058
                                                                            ===================  ===================



The accompanying notes are an integral part of these financial statements.



                                  Ameritas                                                   Calvert
-----------------------------------------------------------------------------  -------------------------------------

           Small Co. Equity                            Select                                Balanced
--------------------------------------- -------------------------------------  -------------------------------------
       2005                2004               2005               2004                2005               2004
-------------------  ------------------ ------------------ ------------------  ------------------ ------------------

 $           ----     $           ----   $         52,450   $        102,304    $        123,291   $        129,670
         (213,101)            (204,009)          (327,072)          (281,987)            (71,670)           (71,900)
-------------------  ------------------ ------------------ ------------------  ------------------ ------------------
         (213,101)            (204,009)          (274,622)          (179,683)             51,621             57,770
-------------------  ------------------ ------------------ ------------------  ------------------ ------------------


        1,293,984            1,428,533          1,002,150               ----                ----               ----
          640,484              594,273            401,311            489,134             232,950             51,077
-------------------  ------------------ ------------------ ------------------  ------------------ ------------------
        1,934,468            2,022,806          1,403,461            489,134             232,950             51,077
-------------------  ------------------ ------------------ ------------------  ------------------ ------------------

       (2,356,595)             829,787            506,851          1,821,116              39,133            419,089
-------------------  ------------------ ------------------ ------------------  ------------------ ------------------


 $       (635,228)    $      2,648,584   $      1,635,690   $      2,130,567    $        323,704   $        527,936
===================  ================== ================== ==================  ================== ==================




 $       (213,101)    $       (204,009)  $       (274,622)  $       (179,683)   $         51,621   $         57,770
        1,934,468            2,022,806          1,403,461            489,134             232,950             51,077
       (2,356,595)             829,787            506,851          1,821,116              39,133            419,089
-------------------  ------------------ ------------------ ------------------  ------------------ ------------------

         (635,228)           2,648,584          1,635,690          2,130,567             323,704            527,936
-------------------  ------------------ ------------------ ------------------  ------------------ ------------------


          952,598            1,219,568          2,166,792          1,590,825             648,992            325,584
          339,488              700,941          8,141,541          1,829,444            (483,388)           582,858
       (2,039,734)          (1,597,314)        (3,071,425)        (2,659,481)         (1,381,263)          (572,985)
          (37,529)             (27,899)           (53,161)           (40,179)            (15,065)           (10,606)
-------------------  ------------------ ------------------ ------------------  ------------------ ------------------
         (785,177)             295,296          7,183,747            720,609          (1,230,724)           324,851
-------------------  ------------------ ------------------ ------------------  ------------------ ------------------

       (1,420,405)           2,943,880          8,819,437          2,851,176            (907,020)           852,787
       22,202,763           19,258,883         29,238,076         26,386,900           7,898,431          7,045,644
-------------------  ------------------ ------------------ ------------------  ------------------ ------------------
 $     20,782,358     $     22,202,763   $     38,057,513   $     29,238,076    $      6,991,411   $      7,898,431
===================  ================== ================== ==================  ================== ==================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Calvert
                                                                            ----------------------------------------

                                                                                         Intl. Equity
                                                                            ----------------------------------------
                                                                                   2005                 2004
                                                                            -------------------  -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                           $         28,865     $         65,577
   Mortality and expense risk charge                                                  (80,690)             (58,562)
                                                                            -------------------  -------------------
Net investment income(loss)                                                           (51,825)               7,015
                                                                            -------------------  -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                       ----                 ----
   Net realized gain(loss) on sale of fund shares                                     447,226              183,991
                                                                            -------------------  -------------------
Net realized gain(loss)                                                               447,226              183,991
                                                                            -------------------  -------------------

Change in unrealized appreciation/depreciation                                        355,380              949,809
                                                                            -------------------  -------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $        750,781     $      1,140,815
                                                                            ===================  ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $        (51,825)    $          7,015
   Net realized gain(loss)                                                            447,226              183,991
   Net change in unrealized appreciation/depreciation                                 355,380              949,809
                                                                            -------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    750,781            1,140,815
                                                                            -------------------  -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                338,087              872,820
   Subaccounts transfers (including fixed account), net                               302,970            1,938,892
   Transfers for policyowner benefits and terminations                               (981,822)            (409,667)
   Policyowner maintenance charges                                                    (18,757)              (9,414)
                                                                            -------------------  -------------------
Net increase(decrease) from policyowner transactions                                 (359,522)           2,392,631
                                                                            -------------------  -------------------

Total increase(decrease) in net assets                                                391,259            3,533,446
Net assets at beginning of period                                                   8,412,415            4,878,969
                                                                            -------------------  -------------------
Net assets at end of period                                                  $      8,803,674     $      8,412,415
                                                                            ===================  ===================



The accompanying notes are an integral part of these financial statements.


                                                      Calvert
--------------------------------------------------------------------------------------------------------------------

               Mid Cap                               Small Cap                                Equity
--------------------------------------- -------------------------------------  -------------------------------------
       2005                2004               2005                2004               2005               2004
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------

 $           ----     $           ----   $           ----    $          ----    $          2,972   $          3,659
          (49,342)             (47,687)           (68,375)           (82,329)            (42,995)           (34,866)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
          (49,342)             (47,687)           (68,375)           (82,329)            (40,023)           (31,207)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------


             ----                 ----               ----               ----               ----               ----
          161,398                8,676            106,283            302,322             114,297             37,350
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
          161,398                8,676            106,283            302,322             114,297             37,350
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------

         (148,016)             477,495           (909,634)           432,754             116,264            291,794
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------


 $        (35,960)    $        438,484   $       (871,726)   $       652,747    $        190,538   $        297,937
===================  ================== ==================  =================  ================== ==================




 $        (49,342)    $        (47,687)  $        (68,375)   $       (82,329)   $        (40,023)  $        (31,207)
          161,398                8,676            106,283            302,322             114,297             37,350
         (148,016)             477,495           (909,634)           432,754             116,264            291,794
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------

          (35,960)             438,484           (871,726)           652,747             190,538            297,937
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------


          294,974              508,990            234,026            664,942             563,650            757,146
         (516,624)             882,193           (934,155)           988,419            (139,537)         1,390,142
         (841,904)            (458,983)        (1,222,250)          (782,617)           (179,421)          (161,358)
          (10,795)              (7,416)           (14,896)           (11,458)            (15,286)            (9,122)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
       (1,074,349)             924,784         (1,937,275)           859,286             229,406          1,976,808
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------

       (1,110,309)           1,363,268         (2,809,001)         1,512,033             419,944          2,274,745
        6,009,377            4,646,109          8,657,391          7,145,358           5,017,846          2,743,101
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
 $      4,899,068     $      6,009,377   $      5,848,390    $     8,657,391    $      5,437,790   $      5,017,846
===================  ================== ==================  =================  ================== ==================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Calvert
                                                                            ----------------------------------------

                                                                                            Income
                                                                            ----------------------------------------
                                                                                   2005                 2004
                                                                            -------------------  -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                           $      1,077,609     $        590,173
   Mortality and expense risk charge                                                 (258,844)            (164,196)
                                                                            -------------------  -------------------
Net investment income(loss)                                                           818,765              425,977
                                                                            -------------------  -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                    225,482              781,229
   Net realized gain(loss) on sale of fund shares                                      (2,597)              55,056
                                                                            -------------------  -------------------
Net realized gain(loss)                                                               222,885              836,285
                                                                            -------------------  -------------------

Change in unrealized appreciation/depreciation                                       (232,230)            (463,325)
                                                                            -------------------  -------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $        809,420     $        798,937
                                                                            ===================  ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $        818,765     $        425,977
   Net realized gain(loss)                                                            222,885              836,285
   Net change in unrealized appreciation/depreciation                                (232,230)            (463,325)
                                                                            -------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    809,420              798,937
                                                                            -------------------  -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                              3,401,773            3,014,850
   Subaccounts transfers (including fixed account), net                            12,079,888            7,926,188
   Transfers for policyowner benefits and terminations                             (1,921,536)          (1,261,822)
   Policyowner maintenance charges                                                    (59,104)             (20,045)
                                                                            -------------------  -------------------
Net increase(decrease) from policyowner transactions                               13,501,021            9,659,171
                                                                                                 -------------------
                                                                            -------------------

Total increase(decrease) in net assets                                             14,310,441           10,458,108
Net assets at beginning of period                                                  22,729,773           12,271,665
                                                                            -------------------  -------------------
Net assets at end of period                                                  $     37,040,214     $     22,729,773
                                                                            ===================  ===================



The accompanying notes are an integral part of these financial statements.


          American Century                              AIM                                   Summit
--------------------------------------  -------------------------------------  -------------------------------------

           Income & Growth                            Dynamics                              S&P MidCap
--------------------------------------- -------------------------------------  -------------------------------------
       2005                2004               2005                2004               2005               2004
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------

 $        565,040     $        305,882   $           ----    $         ----    $         65,422   $         22,579
         (282,919)            (229,370)           (61,653)           (62,587)          (125,711)           (96,206)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
          282,121               76,512            (61,653)           (62,587)           (60,289)           (73,627)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------


             ----                 ----               ----               ----            271,328               ----
          331,911              169,703            260,835            296,230            646,760            298,095
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
          331,911              169,703            260,835            296,230            918,088            298,095
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------

          503,863            2,598,057            384,755            545,294            410,234          1,179,936
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------


 $      1,117,895     $      2,844,272   $        583,937    $       778,937    $     1,268,033   $      1,404,404
                                                          $            ----
===================  ================== ==================  =================  ================== ==================




 $        282,121     $         76,512   $        (61,653)   $       (62,587)   $       (60,289)  $        (73,627)
          331,911              169,703            260,835            296,230            918,088            298,095
          503,863            2,598,057            384,755            545,294            410,234          1,179,936
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------

        1,117,895            2,844,272            583,937            778,937          1,268,033          1,404,404
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------


        1,934,173            2,007,453            295,671            530,132            704,691            739,629
        3,775,500            4,107,712           (674,902)           305,463          1,367,506          2,192,636
       (2,472,538)          (1,619,241)          (609,371)          (668,017)        (1,502,179)          (746,752)
          (47,128)             (38,271)           (15,953)           (16,336)           (22,899)           (14,380)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
        3,190,007            4,457,653         (1,004,555)           151,242            547,119          2,171,133
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------

        4,307,902            7,301,925           (420,618)           930,179          1,815,152          3,575,537
       27,696,223           20,394,298          6,610,221          5,680,042         11,856,648          8,281,111
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
 $     32,004,125     $     27,696,223   $      6,189,603    $     6,610,221    $    13,671,800   $     11,856,648
===================  ================== ==================  =================  ================== ==================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Summit
                                                                            ----------------------------------------

                                                                                       Russell Small Cap
                                                                            ----------------------------------------
                                                                                   2005                 2004
                                                                            -------------------  -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                           $         54,348     $         19,465
   Mortality and expense risk charge                                                  (99,361)            (104,075)
                                                                            -------------------  -------------------
Net investment income(loss)                                                           (45,013)             (84,610)
                                                                            -------------------  -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                    109,754                 ----
   Net realized gain(loss) on sale of fund shares                                     752,985              410,604
                                                                            -------------------  -------------------
Net realized gain(loss)                                                               862,739              410,604
                                                                            -------------------  -------------------

Change in unrealized appreciation/depreciation                                       (692,635)           1,204,328
                                                                            -------------------  -------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $        125,091     $      1,530,322
                                                                            ===================  ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $        (45,013)    $        (84,610)
   Net realized gain(loss)                                                            862,739              410,604
   Net change in unrealized appreciation/depreciation                                (692,635)           1,204,328
                                                                            -------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    125,091            1,530,322
                                                                            -------------------  -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                397,519              584,483
   Subaccounts transfers (including fixed account), net                            (2,186,337)           1,734,344
   Transfers for policyowner benefits and terminations                             (1,218,936)          (1,005,374)
   Policyowner maintenance charges                                                    (15,878)             (11,369)
                                                                            -------------------  -------------------
Net increase(decrease) from policyowner transactions                               (3,023,632)           1,302,084
                                                                            -------------------  -------------------

Total increase(decrease) in net assets                                             (2,898,541)           2,832,406
Net assets at beginning of period                                                  12,039,820            9,207,414
                                                                            -------------------  -------------------
Net assets at end of period                                                  $      9,141,279     $     12,039,820
                                                                            ===================  ===================


The accompanying notes are an integral part of these financial statements.


                Summit                              Third Avenue                             Dreyfus
--------------------------------------- -------------------------------------  -------------------------------------

           Nasdaq-100 Index                            Value                                  MidCap
--------------------------------------- -------------------------------------  -------------------------------------
       2005                2004               2005                2004               2005               2004
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------

 $         45,186     $           ----   $        867,519    $       288,459    $          ----   $          7,925
          (73,007)             (88,276)          (689,316)          (555,931)           (45,228)           (35,777)
------------------- ------------------  ------------------  -----------------  ------------------ ------------------
          (27,821)             (88,276)           178,203           (267,472)           (45,228)           (27,852)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------


             ----                 ----          1,412,949            552,063             18,592            107,122
          421,698              451,858          2,232,894          1,192,300            227,964             82,920
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
          421,698              451,858          3,645,843          1,744,363            246,556            190,042
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------

         (490,999)             241,704          4,866,464          7,899,327            167,525            327,755
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------


 $        (97,122)    $        605,286   $      8,690,510    $     9,376,218    $       368,853   $        489,945
===================  ================== ==================  =================  ================== ==================




 $        (27,821)    $        (88,276)  $        178,203    $      (267,472)   $       (45,228)  $        (27,852)
          421,698              451,858          3,645,843          1,744,363            246,556            190,042
         (490,999)             241,704          4,866,464          7,899,327            167,525            327,755
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------

          (97,122)             605,286          8,690,510          9,376,218            368,853            489,945
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------


          266,884              473,491          2,981,992          3,806,440            179,113            370,191
       (1,065,514)            (712,091)         5,544,534          9,640,218            344,626          1,409,954
         (946,884)          (1,026,400)        (7,428,021)        (4,421,526)          (492,151)          (427,595)
          (14,317)             (12,830)          (112,650)           (78,615)            (8,242)            (3,397)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
       (1,759,831)          (1,277,830)           985,855          8,946,517             23,346          1,349,153
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------

       (1,856,953)            (672,544)         9,676,365         18,322,735            392,199          1,839,098
        8,516,209            9,188,753         63,994,756         45,672,021          4,629,830          2,790,732
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
 $      6,659,256     $      8,516,209   $     73,671,121    $    63,994,756    $     5,022,029   $      4,629,830
===================  ================== ==================  =================  ================== ==================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                          NOTES TO FINANCIAL STATEMENTS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

1.  ORGANIZATION

    Ameritas Variable Life Insurance Company Separate Account VA-2 (the Account) was established on May 28, 1987, under Nebraska law by Ameritas Variable Life Insurance Company (AVLIC), a wholly owned subsidiary of AMAL Corporation, a holding company majority owned by Ameritas Life Insurance Corp. (ALIC) (an indirect wholly owned subsidiary of Ameritas Acacia Mutual Holding Company). The assets of the Account are segregated from AVLIC's other assets and are used only to support variable annuity products issued by AVLIC.

    Management believes these financial statements should be read in conjunction with the policyowner statements and policy and fund prospectuses.

    The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund. At December 31, 2005, there are fifty-two subaccounts available within the Account:

    Fidelity Management and Research                        Fidelity Management and Research
      Company (Advisor)                                       Company, continued
      Fidelity (Fund)                                         Fidelity, continued
       *Equity-Income IC (Subaccount)                           *Asset Mgr. SC
        (Commenced October 23, 1987)                              (Commenced June 25, 1998)
       *Equity-Income SC                                        *Asset Mgr. SC2
        (Commenced June 15, 1998)                                 (Commenced March 15, 2001)
       *Equity-Income SC2                                       *Inv. Bond IC
        (Commenced February 2, 2001)                              (Commenced June 3, 1991)
       *Growth IC                                               *Inv. Bond SC2
        (Commenced October 23, 1987)                              (Commenced February 5, 2001)
       *Growth SC                                               *Contrafund IC
        (Commenced June 23, 1998)                                 (Commenced August 25, 1995)
       *Growth SC2                                              *Contrafund SC
        (Commenced February 6, 2001)                              (Commenced June 25, 1998)
       *High Income IC                                          *Contrafund SC2
        (Commenced October 23, 1987)                              (Commenced January 25, 2001)
       *High Income SC                                          *Asset Mgr. Gr. IC
        (Commenced June 23, 1998)                                 (Commenced September 15, 1995)
       *High Income SC2                                         *Asset Mgr. Gr. SC
        (Commenced February 12, 2001)                             (Commenced June 25, 1998)
       *Overseas IC                                             *Asset Mgr. Gr. SC2
        (Commenced October 23, 1987)                              (Commenced February 8, 2001)
       *Overseas SC
        (Commenced July 7, 1998)                            Fred Alger Management, Inc.
       *Overseas SC2                                          Alger
        (Commenced February 15, 2001)                           *Balanced
       *Asset Mgr. IC                                             (Commenced June 8, 1993)
        (Commenced February 7, 1990)


                                     FS-31



1.  ORGANIZATION, continued

    Massachusetts Financial Services Company                Calvert Asset Management Company, Inc.
      MFS                                                     (See Note 3)
       *Strategic Inc.                                        Calvert
        (Commenced August 24, 1995)                             *Balanced
       *Utilities                                                 (Commenced May 8, 2000)
        (Commenced September 18, 1995)                          *Intl. Equity
       *New Discovery                                             (Commenced May 11, 2000)
        (Commenced November 11, 1999)                           *Mid Cap
                                                                  (Commenced May 30, 2000)
    Morgan Stanley Investment Management                        *Small Cap
      Inc. dba "Van Kampen"                                       (Commenced May 26, 2000)
      Van Kampen                                                *Equity
       *Emerging Markets                                          (Commenced May 6, 2002)
        (Commenced May 1, 1997)                                 *Income
       *Global Value                                              (Commenced May 6, 2002)
        (Commenced May 2, 1997)
       *Intl. Magnum                                        American Century Investment
        (Commenced May 1, 1997)                               Management, Inc.
       *U.S. Real Estate                                      American Century
        (Commenced May 1, 1997)                                 *Income & Growth
                                                                  (Commenced January 25, 2001)
    Ameritas Investment Corp. (See Note 3)
      Ameritas                                              AIM Advisors, Inc.
       *Core Strat.                                           AIM
        (Commenced October 31, 2003)                            *Dynamics
       *Income and Growth                                         (Commenced January 22, 2001)
        (Commenced October 29, 1999)
       *Index 500                                           Summit Investment Partners, Inc.
        (Commenced October 29, 1999)                          Summit
       *MidCap                                                  *S&P MidCap
        (Commenced October 29, 1999)                              (Commenced January 17, 2001)
       *Money Market                                            *Russell Small Cap
        (Commenced October 28, 1999)                              (Commenced January 18, 2001)
       *Small Cap                                               *Nasdaq-100 Index
        (Commenced October 29, 1999)                              (Commenced January 2, 2001)
       *Small Co. Equity
        (Commenced January 17, 2001)                        Third Avenue Management LLC
       *Select                                                Third Avenue
        (Commenced January 5, 2001)                             *Value
                                                                  (Commenced January 3, 2001)

                                                            The Dreyfus Corporation
                                                              Dreyfus
                                                                *MidCap
                                                                  (Commenced November 6, 2002)

2.  ACCOUNTING POLICIES

    USE OF ESTIMATES
    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

    INVESTMENTS
    The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners' units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

    Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments represent the difference between the proceeds from sales of investments by the subaccounts and the cost of such shares, which is determined on a weighted average cost basis.

    FEDERAL AND STATE TAXES
    The operations of the Account are included in the federal income tax return of AVLIC, which is taxed as a life insurance company under the Internal Revenue Code. AVLIC has the right to charge the Account any federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the policies funded in the Account. Charges for state and local taxes, if any, attributable to the Account may also be made. Currently, AVLIC does not make a charge for income taxes or other taxes.

3.  RELATED PARTIES

    Affiliates of AVLIC provided management, administrative and investment advisory services for the Ameritas and Calvert subaccounts for a fee. These fees are reflected in the daily value of the underlying portfolio share price. The fee is computed separately for each underlying portfolio on daily average net assets, at an annual rate, as of December 31, 2005 and 2004, as follows:

                                                                      Investment Advisory         Management/
                                                                              Fee            Administrative Fee(1)
                                                                     ----------------------  -----------------------
     Ameritas:
       Core Strat.                                                           0.00750                 0.00050
       Income and Growth                                                     0.00625                 0.00050
       Index 500                                                             0.00240                 0.00050
       MidCap                                                                0.00800                 0.00050
       Money Market                                                          0.00200                 0.00050
       Small Cap                                                             0.00850                 0.00050
       Small Co. Equity                                                      0.01120                 0.00050
       Select                                                                0.00920                 0.00050
     Calvert:
       Balanced                                                              0.00425                 0.00275
       Intl. Equity                                                          0.00750                 0.00350
       Mid Cap                                                               0.00650                 0.00250
       Small Cap                                                             0.00750                 0.00250
       Equity                                                                0.00500                 0.00200
       Income                                                                0.00400                 0.00300

    (1) The administrative fee for the Ameritas portfolios is .0005 annually, with a $50,000 minimum annual fee.

4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments in the subaccounts for the periods ended December 31, 2005 were as follows:

                                                                           Purchases                 Sales
                                                                     ----------------------  -----------------------
     Fidelity:
       Equity-Income IC                                                $        4,723,210      $       14,690,800
       Equity-Income SC                                                         2,566,332               2,113,867
       Equity-Income SC2                                                       11,916,355               1,014,520
       Growth IC                                                                2,330,916              15,439,231
       Growth SC                                                                  607,142               2,635,704
       Growth SC2                                                               4,459,517               1,549,894
       High Income IC                                                          11,080,719              14,361,832
       High Income SC                                                           2,833,808               2,774,252
       High Income SC2                                                          8,711,887               5,355,123
       Overseas IC                                                              1,470,076               3,675,367
       Overseas SC                                                              2,379,747               1,258,875
       Overseas SC2                                                             8,253,972                 687,516
       Asset Mgr. IC                                                            1,737,562              10,654,794
       Asset Mgr. SC                                                              599,520               2,876,263
       Asset Mgr. SC2                                                             593,371               1,123,698
       Inv. Bond IC                                                             5,391,953              12,781,200
       Inv. Bond SC2                                                            8,420,771               2,384,082
       Contrafund IC                                                            3,244,885               9,569,852
       Contrafund SC                                                            4,007,643               3,416,774
       Contrafund SC2                                                          14,124,292                 914,872
       Asset Mgr. Gr. IC                                                          459,236               2,132,490
       Asset Mgr. Gr. SC                                                           78,579                 357,617
       Asset Mgr. Gr. SC2                                                          82,615                 126,062

     Alger:
       Balanced                                                                 1,352,186               7,466,243

     MFS:
       Strategic Inc.                                                           4,004,824               1,902,544
       Utilities                                                                9,712,972               9,718,207
       New Discovery                                                            1,620,299               4,614,842

     Van Kampen:
       Emerging Markets                                                         9,762,109               2,781,215
       Global Value                                                             2,285,588               4,233,326
       Intl. Magnum                                                             1,417,402               1,310,231
       U.S. Real Estate                                                         6,819,055               7,665,486

     Ameritas:
       Core Strat.                                                              2,650,897               8,527,528
       Income and Growth                                                       88,974,639              11,021,866
       Index 500                                                                7,522,627              22,698,992
       MidCap                                                                   7,891,491              10,521,707
       Money Market                                                            60,521,859              68,996,000
       Small Cap                                                                1,714,047               5,729,846
       Small Co. Equity                                                         5,038,330               4,742,624
       Select                                                                  10,108,862               2,197,588


                                     FS-34


4.  PURCHASES AND SALES OF INVESTMENTS, continued

                                                                           Purchases                 Sales
                                                                     ----------------------  -----------------------
     Calvert:
       Balanced                                                        $        2,030,908      $        3,210,010
       Intl. Equity                                                             1,961,530               2,372,878
       Mid Cap                                                                  1,108,349               2,232,041
       Small Cap                                                                  904,682               2,910,332
       Equity                                                                   1,153,286                 963,903
       Income                                                                  15,988,325               1,443,056

     American Century:
       Income & Growth                                                          5,674,103               2,201,976

     AIM:
       Dynamics                                                                 1,085,532               2,151,740

     Summit:
       S&P MidCap                                                               4,876,488               4,118,329
       Russell Small Cap                                                        1,394,046               4,352,937
       Nasdaq-100 Index                                                         1,234,608               3,022,260

     Third Avenue:
       Value                                                                   11,372,725               8,795,717

     Dreyfus:
       MidCap                                                                   1,932,283               1,935,573

5.  UNIT VALUES

    The unit value, units, net assets, investment income ratio (Inv. Income Ratio), expense ratio and total return (certain of which are defined below) are included in the following table (amounts have been rounded).

    Inv. Income Ratio - The Inv. Income Ratio represents the dividend distributions received divided by average daily net assets. This ratio excludes the mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio.

    Expense Ratio - The Expense Ratio represents the annualized contract expenses of the subaccounts for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges. These fees range between .80 percent and 1.40 percent (annualized) of net assets. Expenses of the underlying fund portfolios and charges made directly to policyowner accounts through the redemption of units are excluded. For this separate account, charges made through the redemption of units ranged from $18 to $40 per policy annually.

    Total Return - The Total Return represents the change in the unit value reported year-to-date, however, subaccounts which commenced during a year, as shown in Note 1, are based on shorter return periods. These percentages do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

    Total returns and expense ratios in this disclosure may not be applicable to all policies.

                                    At December 31                        For the Periods Ended December 31
                    ---------------------------------------------- -------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)        Units           ($)        Ratio %        Ratio %           Return %
                    ------------------ ------------- ------------- ---------- ----------------- --------------------
                        Min      Max                                              Min      Max      Min       Max

Fidelity:
 Equity-Income IC
 2005                  32.07   54.77      1,531,653     67,656,420     1.71       1.25    1.40      4.40      4.56
 2004                  30.71   52.38      1,833,789     77,672,395     1.64       1.25    1.40      9.98     10.14
 2003                  27.93   47.56      2,208,289     85,372,704     1.87       1.25    1.40     28.52     28.71
 2002                  21.73   36.95      2,651,704     80,600,427     1.81       1.25    1.40    (18.10)   (17.97)
 2001                  26.53   45.05      3,095,692    115,995,599     1.73       1.25    1.40     (6.28)    (6.13)

 Equity-Income SC
 2005                  32.87   32.87        472,238     15,522,755     1.53       0.95    0.95      4.76      4.76
 2004                  31.38   31.38        477,376     14,978,185     1.47       0.95    0.95     10.33     10.33
 2003                  28.44   28.44        490,142     13,938,936     1.69       0.95    0.95     28.99     28.99
 2002                  22.05   22.05        504,581     11,124,554     1.66       0.95    0.95    (17.78)   (17.78)
 2001                  26.82   26.82        613,370     16,447,775     1.49       0.95    0.95     (5.98)    (5.98)

 Equity-Income SC2
 2005                  27.51   27.51      1,202,755     33,086,178     1.20       0.80    0.80      4.73      4.73
 2004                  26.27   26.27        821,828     21,585,568     1.22       0.80    0.80     10.35     10.25
 2003                  23.80   23.80        596,628     14,201,212     1.19       0.80    0.80     29.01     29.01
 2002                  18.45   18.45        317,475      5,857,217     1.12       0.75    0.75    (17.77)   (17.77)
 2001                  22.44   22.44        143,316      3,215,490     ----       0.75    0.75     (6.79)    (6.79)

 Growth IC
 2005                  41.35   57.76        862,163     45,310,568     0.54       1.25    1.40      4.34      4.49
 2004                  39.63   55.28      1,118,425     56,303,070     0.28       1.25    1.40      1.94      2.09
 2003                  38.88   54.14      1,312,378     64,981,706     0.28       1.25    1.40     31.00     31.20
 2002                  29.68   41.27      1,490,848     56,645,627     0.27       1.25    1.40    (31.08)   (30.98)
 2001                  43.06   59.79      2,012,029    111,763,769     0.09       1.25    1.40    (18.80)   (18.68)

 Growth SC
 2005                  42.39   42.39        294,794     12,496,620     0.40       0.95    0.95      4.68      4.68
 2004                  40.50   40.50        344,066     13,933,309     0.17       0.95    0.95      2.29      2.29
 2003                  39.59   39.59        394,595     15,622,207     0.20       0.95    0.95     31.53     31.53
 2002                  30.10   30.10        430,633     12,962,226     0.16       0.95    0.95    (30.86)   (30.86)
 2001                  43.54   43.54        558,928     24,335,039     ----       0.95    0.95    (18.51)   (18.51)

 Growth SC2
 2005                  32.26   32.26        518,529     16,726,606     0.25       0.80    0.80      4.67      4.67
 2004                  30.82   30.82        420,603     12,962,831     0.11       0.80    0.80      2.30      2.30
 2003                  30.13   30.13        293,933      8,855,171     0.09       0.80    0.80     31.51     31.51
 2002                  22.91   22.91        172,691      3,956,085     0.10       0.75    0.75    (30.82)   (30.82)
 2001                  33.11   33.11         81,473      2,697,946     ----       0.75    0.75    (18.98)   (18.98)





5.  UNIT VALUES, continued

                                     At December 31                        For the Periods Ended December 31
                    ---------------------------------------------- -------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)        Units           ($)        Ratio %        Ratio %           Return %
                    ------------------ ------------- ------------- ---------- ----------------- --------------------
                        Min      Max                                              Min      Max      Min       Max
 Fidelity, continued:
 High Income IC
 2005                  11.37   27.20        943,169     15,363,231    15.38       1.25    1.40      1.28      1.43
 2004                  11.23   26.82      1,284,451     20,775,374    10.23       1.25    1.40      8.07      8.23
 2003                  10.39   24.78      1,945,727     29,523,355     4.53       1.25    1.40     25.51     25.69
 2002                   8.28   19.71      2,626,641     37,118,206     7.87       1.25    1.40      2.00      2.16
 2001                   8.12   19.30      2,164,097     29,976,479    19.81       1.25    1.40    (12.97)   (12.83)

 High Income SC
 2005                  11.66   11.66        469,606      5,475,338    15.40       0.95    0.95      1.56      1.56
 2004                  11.48   11.48        533,222      6,121,615     8.44       0.95    0.95      8.43      8.43
 2003                  10.59   10.59        597,022      6,321,025     5.99       0.95    0.95     25.78     25.78
 2002                   8.42    8.42        483,041      4,066,099    10.58       0.95    0.95      2.64      2.64
 2001                   8.20    8.20        459,386      3,767,454    12.58       0.95    0.95    (12.73)   (12.73)

 High Income SC2
 2005                   8.97    8.97      1,476,568     13,249,702    15.31       0.80    0.80      1.50      1.50
 2004                   8.84    8.84      1,293,209     11,432,698     7.69       0.80    0.80      8.51      8.51
 2003                   8.15    8.15      1,059,483      8,631,705     4.78       0.80    0.80     25.77     25.77
 2002                   6.48    6.48        486,540      3,151,666     7.37       0.75    0.75      2.52      2.52
 2001                   6.32    6.32        175,674      1,109,889     ----       0.75    0.75    (19.93)   (19.93)

 Overseas IC
 2005                  25.20   29.98        747,371     21,948,176     0.68       1.25    1.40     17.40     17.58
 2004                  21.46   25.50        833,483     20,867,743     1.19       1.25    1.40     12.06     12.22
 2003                  19.15   22.72        934,337     20,900,887     0.86       1.25    1.40     41.37     41.59
 2002                  13.55   16.05      1,072,969     16,962,257     0.81       1.25    1.40    (21.40)   (21.27)
 2001                  17.24   20.38      1,368,794     27,501,797     9.15       1.25    1.40    (22.33)   (22.15)

 Overseas SC
 2005                  26.05   26.05        326,035      8,494,804     0.52       0.95    0.95     17.85     17.85
 2004                  22.11   22.11        275,370      6,087,874     1.02       0.95    0.95     12.41     12.41
 2003                  19.67   19.67        247,973      4,876,735     0.76       0.95    0.95     41.85     41.85
 2002                  13.86   13.86        252,107      3,495,311     0.73       0.95    0.95    (21.09)   (21.09)
 2001                  17.57   17.57        297,479      5,227,207     5.88       0.95    0.95    (22.02)   (22.02)

 Overseas SC2
 2005                  20.36   20.36        852,293     17,354,603     0.36       0.80    0.80     17.84     17.84
 2004                  17.28   17.28        427,850      7,392,985     0.71       0.80    0.80     12.41     12.41
 2003                  15.37   15.37        213,241      3,277,859     0.30       0.80    0.80     41.92     41.92
 2002                  10.83   10.83         89,523        969,658     0.53       0.75    0.75    (21.05)   (21.05)
 2001                  13.72   13.72         33,056        453,510     ----       0.75    0.75    (20.05)   (20.05)


                                     FS-37


5.  UNIT VALUES, continued

                                    At December 31                        For the Periods Ended December 31
                    ---------------------------------------------- -------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)        Units           ($)        Ratio %        Ratio %           Return %
                    ------------------ ------------- ------------- ---------- ----------------- --------------------
                        Min      Max                                              Min      Max      Min       Max
 Fidelity, continued:
 Asset Mgr. IC
 2005                  19.78   30.62      1,326,394     38,124,899     2.90       1.25    1.40      2.61      2.76
 2004                  19.28   29.80      1,674,898     46,777,277     2.91       1.25    1.40      4.00      4.16
 2003                  18.54   28.61      2,036,239     54,723,573     3.77       1.25    1.40     16.34     16.52
 2002                  15.93   24.56      2,364,213     54,829,509     4.31       1.25    1.40     (9.99)    (9.86)
 2001                  17.70   27.24      3,013,436     77,664,854     4.69       1.25    1.40     (5.42)    (5.28)

 Asset Mgr. SC
 2005                  20.23   20.23        355,856      7,198,607     2.69       0.95    0.95      2.95      2.95
 2004                  19.65   19.65        479,921      9,430,067     2.77       0.95    0.95      4.36      4.36
 2003                  18.83   18.83        540,596     10,178,233     3.51       0.95    0.95     16.79     16.79
 2002                  16.12   16.12        606,667      9,779,728     4.15       0.95    0.95     (9.71)    (9.71)
 2001                  17.85   17.85        764,614     13,651,944     4.13       0.95    0.95     (5.15)    (5.15)

 Asset Mgr. SC2
 2005                  16.17   16.17        237,995      3,847,207     2.64       0.80    0.80      2.96      2.96
 2004                  15.70   15.70        276,775      4,345,550     2.35       0.80    0.80      4.34      4.34
 2003                  15.05   15.05        216,010      3,250,435     3.05       0.80    0.80     16.75     16.75
 2002                  12.89   12.89        181,645      2,341,227     3.49       0.75    0.75     (9.70)    (9.70)
 2001                  14.27   14.27        127,031      1,813,335     ----       0.75    0.75      1.17      1.17

 Inv. Bond IC
 2005                  17.27   17.85      2,251,498     43,698,591     3.91       0.95    1.40      0.78      1.23
 2004                  17.14   17.64      2,749,991     53,070,449     4.47       0.95    1.40      3.00      3.47
 2003                  16.64   17.05      3,486,280     65,712,179     4.31       0.95    1.40      3.75      4.21
 2002                  16.04   21.55      4,852,807     88,749,190     3.44       0.95    1.40      8.81      9.30
 2001                  14.74   19.77      3,996,733     68,030,837     4.69       0.95    1.40      6.95      7.43

 Inv. Bond SC2
 2005                  15.14   15.14      1,743,207     26,391,913     3.23       0.80    0.80      1.09      1.09
 2004                  14.98   14.98      1,413,321     21,167,319     3.59       0.80    0.80      3.36      3.36
 2003                  14.49   14.49      1,156,571     16,758,946     3.50       0.80    0.80      4.13      4.13
 2002                  13.92   13.92        925,800     12,883,191     2.07       0.75    0.75      9.27      9.27
 2001                  12.73   12.73        302,145      3,847,586     ----       0.75    0.75      5.59      5.59

 Contrafund IC
 2005                  35.25   38.47      1,633,953     61,367,550     0.30       1.25    1.40     15.32     15.49
 2004                  30.56   33.31      1,804,658     58,742,332     0.34       1.25    1.40     13.87     14.04
 2003                  26.84   29.21      1,981,173     56,646,208     0.47       1.25    1.40     26.68     26.87
 2002                  21.19   23.02      2,230,859     50,346,720     0.86       1.25    1.40    (10.60)   (10.47)
 2001                  23.70   25.72      2,516,851     63,561,891     0.88       1.25    1.40    (13.47)   (13.33)


                                     FS-38


5.  UNIT VALUES, continued

                                    At December 31                        For the Periods Ended December 31
                    ---------------------------------------------- -------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)        Units           ($)        Ratio %        Ratio %           Return %
                    ------------------ ------------- ------------- ---------- ----------------- --------------------
                        Min      Max                                              Min      Max      Min       Max
 Fidelity, continued:
 Contrafund SC
 2005                  36.17   36.17        646,309     23,373,930     0.20       0.95    0.95     15.75     15.75
 2004                  31.24   31.24        622,636     19,453,967     0.25       0.95    0.95     14.25     14.25
 2003                  27.35   27.35        638,401     17,458,837     0.36       0.95    0.95     27.14     27.14
 2002                  21.51   21.51        672,958     14,474,951     0.78       0.95    0.95    (10.27)   (10.27)
 2001                  23.97   23.97        795,408     19,068,712     0.75       0.95    0.95    (13.19)   (13.19)

 Contrafund SC2
 2005                  31.00   31.00      1,235,831     38,316,614     0.10       0.80    0.80     15.72     15.72
 2004                  26.79   26.79        767,894     20,573,641     0.17       0.80    0.80     14.24     14.24
 2003                  23.45   23.45        446,856     10,479,823     0.21       0.80    0.80     27.20     27.20
 2002                  18.44   18.44        206,580      3,808,825     0.41       0.75    0.75    (10.27)   (10.27)
 2001                  20.55   20.55         64,084      1,316,891     0.01       0.75    0.75     (9.83)    (9.83)

 Asset Mgr. Gr. IC
 2005                  16.44   20.47        262,664      5,029,349     2.61       1.25    1.40      2.45      2.61
 2004                  16.04   19.95        356,662      6,667,807     2.58       1.25    1.40      4.51      4.67
 2003                  15.35   19.06        438,544      7,794,129     3.00       1.25    1.40     21.63     21.81
 2002                  12.62   15.65        480,413      7,024,108     3.12       1.25    1.40    (16.70)   (16.57)
 2001                  15.15   18.76        634,496     11,177,899     3.26       1.25    1.40     (8.68)    (8.54)

 Asset Mgr. Gr. SC
 2005                  16.80   16.80         76,487      1,284,679     2.42       0.95    0.95      2.82      2.82
 2004                  16.34   16.34         95,010      1,552,085     2.28       0.95    0.95      4.85      4.85
 2003                  15.58   15.58        114,295      1,780,727     2.89       0.95    0.95     21.99     21.99
 2002                  12.77   12.77        130,467      1,666,324     2.99       0.95    0.95    (16.33)   (16.33)
 2001                  15.27   15.27        184,602      2,818,233     2.95       0.95    0.95     (8.38)    (8.38)

 Asset Mgr. Gr. SC2
 2005                  13.56   13.56         65,253        884,608     1.97       0.80    0.80      2.74      2.74
 2004                  13.19   13.19         69,339        914,903     1.93       0.80    0.80      4.79      4.79
 2003                  12.59   12.59         50,389        634,489     1.91       0.80    0.80     22.07     22.07
 2002                  10.32   10.32         21,715        224,005     2.09       0.75    0.75    (16.45)   (16.45)
 2001                  12.35   12.35         17,035        210,330     ----       0.75    0.75     (8.67)    (8.67)



                                     FS-39



5.  UNIT VALUES, continued

                                    At December 31                        For the Periods Ended December 31
                    ---------------------------------------------- -------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)        Units           ($)        Ratio %        Ratio %           Return %
                    ------------------ ------------- ------------- ---------- ----------------- --------------------
                        Min      Max                                              Min      Max      Min       Max
 Alger:
 Balanced
 2005                  15.38   17.07      1,506,790     30,590,003     1.69       0.80    1.40      6.92      7.56
 2004                  14.30   15.96      1,830,797     34,804,835     1.52       0.80    1.40      3.11      3.73
 2003                  13.79   15.48      1,980,220     37,498,618     2.07       0.80    1.40     17.38     18.11
 2002                  11.67   23.75      1,996,710     33,302,801     1.71       0.75    1.40    (13.51)   (12.94)
 2001                  13.41   27.42      2,389,543     47,047,332     1.44       0.75    1.40     (6.03)    (2.64)

 MFS:
 Strategic Inc.
 2005                  13.26   13.86        958,583     13,155,985     6.49       0.80    1.40      0.48      1.08
 2004                  13.12   13.80        850,796     11,653,491     4.97       0.80    1.40      6.23      6.87
 2003                  12.27   12.99        676,519      8,767,550     5.82       0.80    1.40      8.85      9.52
 2002                  11.21   13.21        657,861      7,976,396     2.85       0.75    1.40      6.90      7.59
 2001                  10.42   12.34        303,463      3,426,490     3.56       0.75    1.40      2.52      3.76

 Utilities
 2005                  27.45   30.26      1,629,369     51,357,559     0.60       0.80    1.40     15.22     15.91
 2004                  23.68   26.26      1,597,663     44,239,627     1.46       0.80    1.40     28.39     29.16
 2003                  18.34   20.46      1,590,499     34,774,380     2.32       0.80    1.40     34.02     34.84
 2002                  13.60   18.48      1,730,077     28,451,130     2.78       0.75    1.40    (23.83)   (23.33)
 2001                  17.74   24.23      2,445,809     52,908,280     3.35       0.75    1.40    (26.48)   (24.92)

 New Discovery
 2005                  15.40   15.56        713,113     11,114,224     ----       0.80    1.40      3.79      4.41
 2004                  14.84   14.90        912,691     13,658,253     ----       0.80    1.40      5.04      5.67
 2003                  14.10   14.12        964,774     13,705,452     ----       0.80    1.40     31.87     32.68
 2002                  10.63   10.86      1,047,597     11,264,675     ----       0.75    1.40    (32.58)   (32.14)
 2001                  15.67   16.04      1,277,022     20,347,864     ----       0.75    1.40    (10.49)    (5.92)

 Van Kampen:
 Emerging Markets
 2005                  14.34   16.10      1,343,157     21,027,466     0.37       0.80    1.40     32.00     32.79
 2004                  10.80   12.19        803,468      9,735,116     0.68       0.80    1.40     21.40     22.13
 2003                   8.84   10.04        767,335      7,725,490     ----       0.80    1.40     47.59     48.50
 2002                   5.95    7.02        632,267      4,359,541     ----       0.75    1.40    (10.18)    (9.58)
 2001                   6.59    7.80        637,204      4,912,933     ----       0.75    1.40    (15.24)    (7.37)




                                     FS-40


5.  UNIT VALUES, continued

                                    At December 31                        For the Periods Ended December 31
                    ---------------------------------------------- -------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)        Units           ($)        Ratio %        Ratio %           Return %
                    ------------------ ------------- ------------- ---------- ----------------- --------------------
                        Min      Max                                              Min      Max      Min       Max
 Van Kampen, continued:
 Global Value
 2005                  15.20   16.61      1,203,861     19,505,332     1.02       0.80    1.40      4.37      4.99
 2004                  14.48   15.92      1,329,289     20,680,538     0.76       0.80    1.40     11.96     12.64
 2003                  12.86   14.22      1,224,204     17,182,122     ----       0.80    1.40     27.17     27.96
 2002                  10.05   11.45      1,126,247     12,508,839     1.23       0.75    1.40    (18.02)   (17.48)
 2001                  12.18   13.90        958,087     13,061,890     1.20       0.75    1.40     (8.33)    (5.32)

 Intl. Magnum
 2005                  12.37   12.65        510,278      6,484,706     1.19       0.80    1.40      9.53     10.19
 2004                  11.29   11.48        501,427      5,801,979     2.85       0.80    1.40     15.76     16.45
 2003                   9.75    9.86        485,767      4,845,723     0.13       0.80    1.40     25.64     26.42
 2002                   7.76    8.02        504,768      4,005,729     0.92       0.75    1.40    (18.01)   (17.43)
 2001                   9.45    9.76        483,954      4,675,050     0.44       0.75    1.40    (20.46)   (14.03)

 U.S. Real Estate
 2005                  26.51   27.57      1,174,089     32,428,353     1.25       0.80    1.40     15.43     16.12
 2004                  22.83   23.89      1,231,317     29,476,091     1.61       0.80    1.40     34.50     35.31
 2003                  16.87   17.76      1,063,064     19,011,493     ----       0.80    1.40     35.61     36.44
 2002                  12.36   13.61      1,030,293     13,604,605     3.10       0.75    1.40     (2.15)    (1.52)
 2001                  12.56   13.88        802,283     10,951,250     4.62       0.75    1.40      8.31      9.27

 Ameritas:
 Core Strat.
 2005                  17.91   18.71      2,617,271     47,583,519     0.53       0.80    1.40      7.15      7.79
 2004                  16.71   17.35      2,969,639     50,085,955     0.83       0.80    1.40      6.58      7.23
 2003                  15.68   16.19      3,375,071     53,229,612     ----       0.80    1.40      4.16      4.25
 2002                   ----    ----           ----           ----     ----       ----    ----     ----      ----
 2001                   ----    ----           ----           ----     ----       ----    ----     ----      ----

 Income and Growth
 2005                  13.86   14.88      5,158,411    115,093,877     0.99       0.80    1.40      3.29      3.90
 2004                  13.34   14.41      1,581,729     34,986,031     0.93       0.80    1.40      6.36      7.00
 2003                  12.47   13.54      1,662,697     36,166,299     0.55       0.80    1.40     28.23     29.02
 2002                   9.66   30.92      1,798,980     31,882,439     0.32       0.75    1.40    (31.41)   (30.96)
 2001                  14.00   45.01      2,242,207     59,683,518     0.44       0.75    1.40    (16.56)   (15.10)



                                     FS-41


5.  UNIT VALUES, continued

                                    At December 31                        For the Periods Ended December 31
                    ---------------------------------------------- -------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)        Units           ($)        Ratio %        Ratio %           Return %
                    ------------------ ------------- ------------- ---------- ----------------- --------------------
                        Min      Max                                              Min      Max      Min       Max
 Ameritas, continued:
 Index 500
 2005                 139.98  144.30        507,230     74,104,126     1.47       0.80    1.40      3.13      3.75
 2004                 135.73  139.09        616,463     87,165,391     1.69       0.80    1.40      8.97      9.62
 2003                 124.57  126.88        689,774     89,405,300     1.44       0.80    1.40     26.46     27.24
 2002                  98.50  107.37        737,175     75,560,932     1.24       0.75    1.40    (23.37)   (22.87)
 2001                 128.56  139.92        885,297    118,518,630     1.33       0.75    1.40    (15.24)   (13.25)

 MidCap
 2005                  40.14   46.65      1,101,139     52,117,293     ----       0.80    1.40      9.73     10.39
 2004                  36.36   42.51      1,211,183     53,052,444     ----       0.80    1.40     11.82     12.50
 2003                  32.32   38.02      1,347,667     53,456,444     ----       0.80    1.40     45.26     46.15
 2002                  22.12   28.63      1,425,966     39,275,971     ----       0.75    1.40    (30.88)   (30.42)
 2001                  31.79   41.42      1,853,185     74,180,603     ----       0.75    1.40    (10.65)    (7.99)

 Money Market
 2005                   1.07    1.15     37,245,272     46,605,425     2.91       0.80    1.40      1.58      2.19
 2004                   1.04    1.13     44,704,673     55,067,625     1.13       0.80    1.40     (0.24)     0.37
 2003                   1.04    1.14     76,045,662     98,758,729     1.01       0.80    1.40     (0.40)     0.21
 2002                   1.04    1.76    107,689,577    136,606,206     1.60       0.75    1.40      0.19      0.84
 2001                   1.03    1.75    126,226,601    163,172,170     3.82       0.75    1.40      2.49      3.16

 Small Cap
 2005                  26.73   29.02        635,991     20,219,432     ----       0.80    1.40      1.21      1.81
 2004                  26.25   28.67        747,586     23,843,058     ----       0.80    1.40      0.92      1.53
 2003                  25.85   28.41        814,357     26,055,598     ----       0.80    1.40     36.94     37.79
 2002                  18.76   25.15        859,877     20,349,306     ----       0.75    1.40    (36.14)   (35.72)
 2001                  29.19   39.33      1,053,110     39,545,615     ----       0.75    1.40    (28.28)   (25.22)

 Small Co. Equity
 2005                  26.41   27.21        770,800     20,782,358     ----       0.80    1.40     (3.27)    (2.69)
 2004                  27.30   27.97        801,492     22,202,763     ----       0.80    1.40     13.58     14.27
 2003                  24.04   24.47        793,639     19,258,883     ----       0.80    1.40     34.03     34.86
 2002                  17.92   18.15        780,509     14,076,510     ----       0.75    1.40     (8.59)    (8.00)
 2001                  19.60   19.73        541,693     10,649,441     ----       0.75    1.40     10.31     28.09

 Select
 2005                  21.38   22.05      1,741,492     38,057,513     0.16       0.80    1.40      4.39      5.02
 2004                  20.48   20.99      1,405,535     29,238,076     0.38       0.80    1.40      7.66      8.31
 2003                  19.02   19.38      1,372,759     26,386,900     0.18       0.80    1.40     27.44     28.22
 2002                  14.92   15.12      1,444,144     21,686,402     0.04       0.75    1.40    (15.22)   (14.67)
 2001                  17.60   17.72      1,035,755     18,287,445     ----       0.75    1.40      3.05     14.94


                                     FS-42


5.  UNIT VALUES, continued

                                    At December 31                        For the Periods Ended December 31
                    ---------------------------------------------- -------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)        Units           ($)        Ratio %        Ratio %           Return %
                    ------------------ ------------- ------------- ---------- ----------------- --------------------
                        Min      Max                                              Min      Max      Min       Max
 Calvert:
 Balanced
 2005                   2.15    2.18      3,224,198      6,991,411     1.68       0.80    1.40      4.19      4.81
 2004                   2.05    2.09      3,808,320      7,898,431     1.78       0.80    1.40      6.75      7.39
 2003                   1.91    1.96      3,637,910      7,045,644     2.23       0.80    1.40     17.67     18.39
 2002                   1.61    1.68      2,964,969      4,875,706     2.99       0.75    1.40    (13.37)   (12.80)
 2001                   1.85    1.93      2,333,810      4,450,003     8.13       0.75    1.40     (8.23)    (7.63)

 Intl. Equity
 2005                  20.39   21.37        424,044      8,803,674     0.33       0.80    1.40      8.42      9.07
 2004                  18.69   19.71        441,146      8,412,415     1.05       0.80    1.40     16.31     17.01
 2003                  15.98   16.95        296,399      4,878,969     3.26       0.80    1.40     29.86     30.66
 2002                  12.23   13.24        154,289      1,957,110     ----       0.75    1.40    (16.19)   (15.58)
 2001                  14.49   15.72         61,300        940,884     0.17       0.75    1.40    (25.81)   (19.39)

 Mid Cap
 2005                  27.23   28.23        177,698      4,899,068     ----       0.80    1.40     (0.97)    (0.38)
 2004                  27.33   28.51        216,437      6,009,377     ----       0.80    1.40      7.81      8.46
 2003                  25.20   26.44        179,942      4,646,109     ----       0.80    1.40     29.85     30.65
 2002                  19.29   20.60        162,385      3,255,004     ----       0.75    1.40    (29.22)   (28.76)
 2001                  27.08   28.98        135,435      3,863,934     ----       0.75    1.40    (16.92)   (12.75)

 Small Cap
 2005                  15.69   15.73        370,748      5,848,390     ----       0.80    1.40    (10.42)    (9.89)
 2004                  17.45   17.51        493,578      8,657,391     ----       0.80    1.40      8.92      9.57
 2003                  15.93   16.08        444,536      7,145,358     1.61       0.80    1.40     37.64     38.49
 2002                  11.50   11.82        432,908      5,054,522     1.38       0.75    1.40    (23.62)   (23.12)
 2001                  14.96   15.40        256,580      3,928,573     ----       0.75    1.40      4.77     10.09

 Equity
 2005                  16.87   17.22        316,196      5,437,790     0.06       0.80    1.40      3.10      3.72
 2004                  16.36   16.61        302,477      5,017,846     0.09       0.80    1.40      5.67      6.30
 2003                  15.49   15.62        175,757      2,743,101     0.02       0.80    1.40     20.48     21.22
 2002                  12.85   12.89         49,237        634,340     ----       0.75    1.40    (14.16)    (1.39)
 2001                   ----    ----           ----           ----     ----       ----    ----     ----      ----

 Income
 2005                  18.79   19.20      1,935,924     37,040,214     3.68       0.80    1.40      2.28      2.89
 2004                  18.37   18.66      1,221,632     22,729,773     3.25       0.80    1.40      4.20      4.83
 2003                  17.63   17.80        691,160     12,271,665     4.56       0.80    1.40     11.15     11.83
 2002                  15.84   15.91        338,250      5,376,090     2.38       0.75    1.40      5.55      6.03
 2001                   ----    ----           ----           ----     ----       ----    ----     ----      ----


                                     FS-43



5.  UNIT VALUES, continued

                                    At December 31                        For the Periods Ended December 31
                    ---------------------------------------------- -------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)        Units           ($)        Ratio %        Ratio %           Return %
                    ------------------ ------------- ------------- ---------- ----------------- --------------------
                        Min      Max                                              Min      Max      Min       Max
American Century:
Income & Growth
2005                    7.45    7.73      4,172,367     32,004,125     1.89       0.80    1.40      3.18      3.80
2004                    7.22    7.45      3,744,893     27,696,223     1.30       0.80    1.40     11.42     12.09
2003                    6.48    6.65      3,089,516     20,394,298     1.12       0.80    1.40     27.56     28.35
2002                    5.08    5.18      2,293,410     11,805,010     0.88       0.75    1.40    (20.49)   (19.97)
2001                    6.39    6.47      1,385,883      8,929,636     0.04       0.75    1.40    (12.24)    (5.95)

AIM:
Dynamics
2005                   13.93   14.44        430,819      6,189,603     ----       0.80    1.40      9.19      9.84
2004                   12.75   13.14        504,640      6,610,221     ----       0.80    1.40     11.76     12.44
2003                   11.41   11.69        486,857      5,680,042     ----       0.80    1.40     35.92     36.75
2002                    8.36    8.66        494,498      4,228,497     ----       0.75    1.40    (32.85)   (32.41)
2001                   12.44   12.84        517,622      6,555,574     ----       0.75    1.40    (32.30)   (20.95)

Summit:
S&P MidCap
2005                   16.29   16.78        840,594     13,671,800     0.52       0.80    1.40      10.40    11.06
2004                   14.75   15.11        812,933     11,856,648     0.24       0.80    1.40      14.15    14.84
2003                   12.92   13.15        649,242      8,281,111     0.49       0.80    1.40      32.87    33.69
2002                    7.78    9.84        456,161      4,319,224     0.42       0.75    1.40     (16.32)  (15.77)
2001                    9.28   11.68        191,596      2,083,591     0.23       0.75    1.40      (2.89)   (0.63)

Russell Small Cap
2005                   12.82   13.18        686,361      9,141,279     0.56       0.80    1.40       2.58     3.19
2004                   12.49   12.77        930,348     12,039,820     0.20       0.80    1.40      16.07    16.76
2003                   10.76   10.94        827,249      9,207,414     0.46       0.80    1.40      44.19    45.08
2002                    7.47    7.86        492,859      3,766,071     0.16       0.75    1.40     (22.15)  (21.64)
2001                    9.59   10.05        295,890      2,902,053     0.75       0.75    1.40      (3.63)    1.49

Nasdaq-100 Index
2005                    4.31    4.45      1,512,844      6,659,256     0.62       0.80    1.40      (0.10)    0.50
2004                    4.31    4.43      1,942,905      8,516,209     ----       0.80    1.40       8.56     9.21
2003                    3.97    4.05      2,286,068      9,188,753     ----       0.80    1.40      46.58    47.48
2002                    2.71    2.75      1,554,366      4,244,432     ----       0.75    1.40     (38.37)  (37.96)
2001                    4.40    4.43      1,104,588      4,874,086     ----       0.75    1.40     (41.57)  (19.00)




                                     FS-44


5.  UNIT VALUES, continued

                                    At December 31                        For the Periods Ended December 31
                    ---------------------------------------------- -------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)        Units           ($)        Ratio %        Ratio %           Return %
                    ------------------ ------------- ------------- ---------- ----------------- --------------------
                        Min      Max                                              Min      Max      Min       Max
 Third Avenue:
 Value
 2005                  28.22   29.11      2,561,340     73,671,121     1.30       0.80    1.40     13.04     13.72
 2004                  24.96   25.59      2,526,763     63,994,756     0.55       0.80    1.40     18.23     18.94
 2003                  21.11   21.52      2,141,540     45,672,021     0.20       0.80    1.40     40.55     41.42
 2002                  15.01   15.22      1,703,750     25,754,839     0.20       0.75    1.40    (11.96)   (11.38)
 2001                  17.05   17.17      1,202,238     20,575,214     0.13       0.75    1.40      3.93     10.23

 Dreyfus:
 MidCap
 2005                  18.87   19.23        262,583      5,022,029     ----       0.80    1.40      7.43      8.07
 2004                  17.57   17.79        261,153      4,629,830     0.22       0.80    1.40     12.64     13.32
 2003                  15.59   15.70        178,299      2,790,732     0.30       0.80    1.40     29.66     30.46
 2002                  12.02   12.03          7,463         89,782     0.47       0.75    1.40     (2.35)     0.11
 2001                   ----    ----           ----           ----     ----       ----    ----     ----      ----

6.  CHANGES IN UNITS OUTSTANDING
    The changes in units outstanding were as follows:

                                                     2005                     2004
                                             ---------------------     --------------------

    Fidelity:
    Equity-Income IC
    Units issued                                        533,747                   878,329
    Units redeemed                                     (835,883)               (1,252,829)
                                             ---------------------     --------------------
    Net increase(decrease)                             (302,136)                 (374,500)
                                             =====================     ====================

    Equity-Income SC
    Units issued                                        389,110                   328,294
    Units redeemed                                     (394,248)                 (341,060)
                                             ---------------------     --------------------
    Net increase(decrease)                               (5,138)                  (12,766)
                                             =====================     ====================

    Equity-Income SC2
    Units issued                                      1,582,913                   787,913
    Units redeemed                                   (1,201,986)                 (562,713)
                                             ---------------------     --------------------
    Net increase(decrease)                              380,927                   225,200
                                             =====================     ====================

    Growth IC
    Units issued                                        313,814                 1,304,569
    Units redeemed                                     (570,076)               (1,498,522)
                                             ---------------------     --------------------
    Net increase(decrease)                             (256,262)                 (193,953)
                                             =====================     ====================


                                     FS-45


6.  CHANGES IN UNITS OUTSTANDING, continued

                                                      2005                     2004
                                             ---------------------     --------------------
    Fidelity, continued:
    Growth SC
    Units issued                                        180,913                   229,848
    Units redeemed                                     (230,185)                 (280,377)
                                             ---------------------     --------------------
    Net increase(decrease)                              (49,272)                  (50,529)
                                             =====================     ====================

    Growth SC2
    Units issued                                        720,578                   421,847
    Units redeemed                                     (622,652)                 (295,177)
                                             ---------------------     --------------------
    Net increase(decrease)                               97,926                   126,670
                                             =====================     ====================

    High Income IC
    Units issued                                      1,153,633                 2,001,115
    Units redeemed                                   (1,494,915)               (2,662,391)
                                             ---------------------     --------------------
    Net increase(decrease)                             (341,282)                 (661,276)
                                             =====================     ====================

    High Income SC
    Units issued                                        573,781                   538,114
    Units redeemed                                     (637,397)                 (601,914)
                                             ---------------------     --------------------
    Net increase(decrease)                              (63,616)                  (63,800)
                                             =====================     ====================

    High Income SC2
    Units issued                                      2,479,010                 1,733,679
    Units redeemed                                   (2,295,651)               (1,499,953)
                                             ---------------------     --------------------
    Net increase(decrease)                              183,359                   233,726
                                             =====================     ====================

    Overseas IC
    Units issued                                        410,217                   685,487
    Units redeemed                                     (496,329)                 (786,341)
                                             ---------------------     --------------------
    Net increase(decrease)                              (86,112)                 (100,854)
                                             =====================     ====================

    Overseas SC
    Units issued                                        372,634                   305,306
    Units redeemed                                     (321,969)                 (277,909)
                                             ---------------------     --------------------
    Net increase(decrease)                               50,665                    27,397
                                             =====================     ====================

    Overseas SC2
    Units issued                                      1,506,549                   716,209
    Units redeemed                                   (1,082,106)                 (501,600)
                                             ---------------------     --------------------
    Net increase(decrease)                              424,443                   214,609
                                             =====================     ====================

    Asset Mgr. IC
    Units issued                                        156,657                   528,649
    Units redeemed                                     (505,161)                 (889,990)
                                             ---------------------     --------------------
    Net increase(decrease)                             (348,504)                 (361,341)
                                             =====================     ====================

                                     FS-46


6.  CHANGES IN UNITS OUTSTANDING, continued

                                                      2005                     2004
                                             ---------------------     --------------------
    Fidelity, continued:
    Asset Mgr. SC
    Units issued                                        106,935                   137,971
    Units redeemed                                     (231,000)                 (198,646)
                                             ---------------------     --------------------
    Net increase(decrease)                             (124,065)                  (60,675)
                                             =====================     ====================

    Asset Mgr. SC2
    Units issued                                        124,089                   164,297
    Units redeemed                                     (162,869)                 (103,532)
                                             ---------------------     --------------------
    Net increase(decrease)                              (38,780)                   60,765
                                             =====================     ====================

    Inv. Bond IC
    Units issued                                      1,486,725                 1,964,288
    Units redeemed                                   (1,985,218)               (2,700,577)
                                             ---------------------     --------------------
    Net increase(decrease)                             (498,493)                 (736,289)
                                             =====================     ====================

    Inv. Bond SC2
    Units issued                                      2,226,839                 1,577,146
    Units redeemed                                   (1,896,953)               (1,320,396)
                                             ---------------------     --------------------
    Net increase(decrease)                              329,886                   256,750
                                             =====================     ====================

    Contrafund IC
    Units issued                                        768,932                   846,901
    Units redeemed                                     (939,637)               (1,023,416)
                                             ---------------------     --------------------
    Net increase(decrease)                             (170,705)                 (176,515)
                                             =====================     ====================

    Contrafund SC
    Units issued                                        485,189                   369,085
    Units redeemed                                     (461,516)                 (384,850)
                                             ---------------------     --------------------
    Net increase(decrease)                               23,673                   (15,765)
                                             =====================     ====================

    Contrafund SC2
    Units issued                                      1,708,644                   893,988
    Units redeemed                                   (1,240,707)                 (572,950)
                                             ---------------------     --------------------
    Net increase(decrease)                              467,937                   321,038
                                             =====================     ====================

    Asset Mgr. Gr. IC
    Units issued                                        153,037                   515,063
    Units redeemed                                     (247,035)                 (596,945)
                                             ---------------------     --------------------
    Net increase(decrease)                              (93,998)                  (81,882)
                                             =====================     ====================

    Asset Mgr. Gr. SC
    Units issued                                         16,187                    30,285
    Units redeemed                                      (34,710)                  (49,570)
                                             ---------------------     --------------------
    Net increase(decrease)                              (18,523)                  (19,285)
                                             =====================     ====================



                                     FS-47



6.  CHANGES IN UNITS OUTSTANDING, continued

                                                      2005                     2004
                                             ---------------------     --------------------
    Fidelity, continued:
    Asset Mgr. Gr. SC2
    Units issued                                         46,071                    56,768
    Units redeemed                                      (50,157)                  (37,818)
                                             ---------------------     --------------------
    Net increase(decrease)                               (4,086)                   18,950
                                             =====================     ====================

    Alger:
    Balanced
    Units issued                                        855,653                 1,153,816
    Units redeemed                                   (1,179,660)               (1,303,239)
                                             ---------------------     --------------------
    Net increase(decrease)                             (324,007)                 (149,423)
                                             =====================     ====================

    MFS:
    Strategic Inc.
    Units issued                                      1,154,877                   991,290
    Units redeemed                                   (1,047,090)                 (817,013)
                                             ---------------------     --------------------
    Net increase(decrease)                              107,787                   174,277
                                             =====================     ====================

    Utilities
    Units issued                                      1,175,956                   994,330
    Units redeemed                                   (1,144,250)                 (987,166)
                                             ---------------------     --------------------
    Net increase(decrease)                               31,706                     7,164
                                             =====================     ====================

    New Discovery
    Units issued                                        684,762                 1,021,377
    Units redeemed                                     (884,340)               (1,073,460)
                                             ---------------------     --------------------
    Net increase(decrease)                             (199,578)                  (52,083)
                                             =====================     ====================

    Van Kampen:
    Emerging Markets
    Units issued                                      1,964,175                 1,261,539
    Units redeemed                                   (1,424,486)               (1,225,406)
                                             ---------------------     --------------------
    Net increase(decrease)                              539,689                    36,133
                                             =====================     ====================

    Global Value
    Units issued                                      1,153,569                 1,292,166
    Units redeemed                                   (1,278,997)               (1,187,081)
                                             ---------------------     --------------------
    Net increase(decrease)                             (125,428)                  105,085
                                             =====================     ====================

    Intl. Magnum
    Units issued                                        494,971                   439,375
    Units redeemed                                     (486,120)                 (423,715)
                                             ---------------------     --------------------
    Net increase(decrease)                                8,851                    15,660
                                             =====================     ====================


                                     FS-48



6.  CHANGES IN UNITS OUTSTANDING, continued

                                                      2005                     2004
                                             ---------------------     --------------------
    Van Kampen, continued:
    U.S. Real Estate
    Units issued                                      1,309,277                 1,705,015
    Units redeemed                                   (1,366,505)               (1,536,762)
                                             ---------------------     --------------------
    Net increase(decrease)                              (57,228)                  168,253
                                             =====================     ====================

    Ameritas:
    Core Strat.
    Units issued                                      2,049,947                 1,710,761
    Units redeemed                                   (2,402,315)               (2,116,193)
                                             ---------------------     --------------------
    Net increase(decrease)                             (352,368)                 (405,432)
                                             =====================     ====================

    Income and Growth
    Units issued                                      4,952,404                 1,037,172
    Units redeemed                                   (1,375,722)               (1,118,140)
                                             ---------------------     --------------------
    Net increase(decrease)                            3,576,682                   (80,968)
                                             =====================     ====================

    Index 500
    Units issued                                        243,073                   379,839
    Units redeemed                                     (352,306)                 (453,150)
                                             ---------------------     --------------------
    Net increase(decrease)                             (109,233)                  (73,311)
                                             =====================     ====================

    MidCap
    Units issued                                        855,779                 1,240,326
    Units redeemed                                     (965,823)               (1,376,810)
                                             ---------------------     --------------------
    Net increase(decrease)                             (110,044)                 (136,484)
                                             =====================     ====================

    Money Market
    Units issued                                    150,420,956               246,081,887
    Units redeemed                                 (157,880,357)             (277,422,876)
                                             ---------------------     --------------------
    Net increase(decrease)                           (7,459,401)              (31,340,989)
                                             =====================     ====================

    Small Cap
    Units issued                                        496,722                 1,313,957
    Units redeemed                                     (608,317)               (1,380,728)
                                             ---------------------     --------------------
    Net increase(decrease)                             (111,595)                  (66,771)
                                             =====================     ====================

    Small Co. Equity
    Units issued                                        894,047                   980,575
    Units redeemed                                     (924,739)                 (972,722)
                                             ---------------------     --------------------
    Net increase(decrease)                              (30,692)                    7,853
                                             =====================     ====================



                                     FS-49



6.  CHANGES IN UNITS OUTSTANDING, continued

                                                      2005                     2004
                                             ---------------------     --------------------
    Ameritas, continued:
    Select
    Units issued                                      2,128,164                 1,329,013
    Units redeemed                                   (1,792,207)               (1,296,237)
                                             ---------------------     --------------------
    Net increase(decrease)                              335,957                    32,776
                                             =====================     ====================

    Calvert:
    Balanced
    Units issued                                      2,959,088                 2,715,532
    Units redeemed                                   (3,543,210)               (2,545,122)
                                             ---------------------     --------------------
    Net increase(decrease)                             (584,122)                  170,410
                                             =====================     ====================

    Intl. Equity
    Units issued                                        599,012                   620,255
    Units redeemed                                     (616,114)                 (475,508)
                                             ---------------------     --------------------
    Net increase(decrease)                              (17,102)                  144,747
                                             =====================     ====================

    Mid Cap
    Units issued                                        160,379                   200,159
    Units redeemed                                     (199,118)                 (163,664)
                                             ---------------------     --------------------
    Net increase(decrease)                              (38,739)                   36,495
                                             =====================     ====================

    Small Cap
    Units issued                                        385,042                   678,048
    Units redeemed                                     (507,872)                 (629,006)
                                             ---------------------     --------------------
    Net increase(decrease)                             (122,830)                   49,042
                                             =====================     ====================

    Equity
    Units issued                                        373,418                   441,865
    Units redeemed                                     (359,699)                 (315,145)
                                             ---------------------     --------------------
    Net increase(decrease)                               13,719                   126,720
                                             =====================     ====================

    Income
    Units issued                                      2,865,129                 1,547,115
    Units redeemed                                   (2,150,837)               (1,016,643)
                                             ---------------------     --------------------
    Net increase(decrease)                              714,292                   530,472
                                             =====================     ====================

    American Century:
    Income & Growth
    Units issued                                      5,441,538                 3,989,631
    Units redeemed                                   (5,014,064)               (3,334,254)
                                             ---------------------     --------------------
    Net increase(decrease)                              427,474                   655,377
                                             =====================     ====================



                                     FS-50




6.  CHANGES IN UNITS OUTSTANDING, continued

                                                      2005                     2004
                                             ---------------------     --------------------
    AIM:
    Dynamics
    Units issued                                        488,394                 3,083,057
    Units redeemed                                     (562,215)               (3,065,274)
                                             ---------------------     --------------------
    Net increase(decrease)                              (73,821)                   17,783
                                             =====================     ====================

    Summit:
    S&P MidCap
    Units issued                                        962,129                   957,925
    Units redeemed                                     (934,468)                 (794,234)
                                             ---------------------     --------------------
    Net increase(decrease)                               27,661                   163,691
                                             =====================     ====================

    Russell Small Cap
    Units issued                                        595,750                   927,428
    Units redeemed                                     (839,737)                 (824,329)
                                             ---------------------     --------------------
    Net increase(decrease)                             (243,987)                  103,099
                                             =====================     ====================

    Nasdaq-100 Index
    Units issued                                      1,353,780                 2,218,624
    Units redeemed                                   (1,783,841)               (2,561,787)
                                             ---------------------     --------------------
    Net increase(decrease)                             (430,061)                 (343,163)
                                             =====================     ====================

    Third Avenue:
    Value
    Units issued                                      2,721,509                 2,913,052
    Units redeemed                                   (2,686,932)               (2,527,829)
                                             ---------------------     --------------------
    Net increase(decrease)                               34,577                   385,223
                                             =====================     ====================

    Dreyfus:
    MidCap
    Units issued                                        337,733                   291,084
    Units redeemed                                     (336,303)                 (208,230)
                                             ---------------------     --------------------
    Net increase(decrease)                                1,430                    82,854
                                             =====================     ====================


                    AMERITAS VARIABLE LIFE INSURANCE COMPANY

                    STATUTORY FINANCIAL STATEMENTS AS OF AND
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004
                        AND INDEPENDENT AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT

To the Board of Directors
Ameritas Variable Life Insurance Company
Lincoln, Nebraska

We have audited the accompanying statutory statements of admitted assets, liabilities and surplus of Ameritas Variable Life Insurance Company (the Company), a wholly owned subsidiary of AMAL Corporation, as of December 31, 2005 and 2004, and the related statutory statements of operations, changes in surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America are described in Note 12.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of Ameritas Variable Life Insurance Company as of December 31, 2005 and 2004, or the results of its operations or its cash flows for the years then ended.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of Ameritas Variable Life Insurance Company as of December 31, 2005 and 2004, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in Note 1.

/s/ Deloitte & Touche LLP

Lincoln, Nebraska
March 9, 2006

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                    STATUTORY STATEMENTS OF ADMITTED ASSETS,
                             LIABILITIES AND SURPLUS
                                 (in thousands)

                                                                                           December 31
                                                                              --------------------------------------
                                                                                    2005                2004
                                                                              ------------------ -------------------
                                ADMITTED ASSETS
     Bonds                                                                     $       411,027    $       411,006
     Preferred stocks                                                                    1,022              1,022
     Common stocks                                                                           -                267
     Mortgage loans                                                                     13,836             10,321
     Cash and cash equivalents                                                           7,034             15,908
     Short-term investments                                                              5,307             32,652
     Loans on insurance contracts                                                       39,961             35,840
                                                                              ------------------ -------------------

          Total Cash and Invested Assets                                               478,187            507,016

     Accrued investment income                                                           5,690              5,885
     Other reinsurance receivables                                                          56                117
     Deferred tax assets                                                                 3,081              3,057
     Accounts receivable - affiliates                                                      259                379
     Other admitted assets                                                               1,111                929
     Goodwill (Note 4)                                                                   6,746              7,826
     Separate accounts                                                               1,942,841          1,916,448
                                                                              ------------------ -------------------

                             Total Admitted Assets                             $     2,437,971    $     2,441,657
                                                                              ================== ===================







 The accompanying notes are an integral part of these statutory financial statements.


                                       2



                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                    STATUTORY STATEMENTS OF ADMITTED ASSETS,
                             LIABILITIES AND SURPLUS
                        (in thousands, except share data)

                                                                                           December 31
                                                                              --------------------------------------
                                                                                    2005                2004
                                                                              ------------------ -------------------
                           LIABILITIES AND SURPLUS

    Life and annuity reserves                                                  $       445,959    $       486,853
    Deposit-type funds                                                                   4,794              4,521
    Reserves for unpaid claims                                                           1,147              1,009
    Interest maintenance reserve                                                           488                673
    Accrued separate account transfers                                                 (92,608)           (92,357)
    Current federal income taxes payable - affiliate                                     1,015              2,296
    Asset valuation reserve                                                              1,867              1,582
    Accounts payable - affiliates                                                        1,758              2,650
    Other liabilities                                                                    4,797              7,097
    Separate accounts                                                                1,942,841          1,916,448
                                                                              ------------------ -------------------

         Total Liabilities                                                           2,312,058          2,330,772
                                                                              ------------------ -------------------

    Common stock, par value $100 per share;
      authorized 50,000 shares, issued and
      outstanding 40,000 shares                                                          4,000              4,000
    Additional paid-in capital                                                          96,720             96,720
    Unassigned surplus                                                                  25,193             10,165
                                                                              ------------------ -------------------

         Total Surplus                                                                 125,913            110,885
                                                                              ------------------ -------------------

                    Total Liabilities and Surplus                              $     2,437,971    $     2,441,657
                                                                              ================== ===================







The accompanying notes are an integral part of these statutory financial statements.


                                       3



                                     AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                        STATUTORY STATEMENTS OF OPERATIONS
                                                  (in thousands)

                                                                                     Years Ended December 31

                                                                              --------------------------------------
                                                                                    2005                2004
                                                                              ------------------ -------------------

INCOME
    Premium income                                                              $       223,188    $       256,367
    Net investment income                                                                24,859             23,242
    Commission expense allowance                                                          3,982              4,246
    Income from fees associated with investment management
      and administration from separate accounts                                          19,375             19,706
    Miscellaneous income                                                                 11,828             10,610
                                                                              ------------------ -------------------

                  Total Income                                                          283,232            314,171
                                                                              ------------------ -------------------

EXPENSES
    Benefits to policyowners                                                            358,908            348,307
    Change in policy reserves                                                           (40,894)               (32)
    Commissions                                                                          24,391             25,656
    General insurance expenses                                                           21,534             24,964
    Taxes, licenses and fees                                                              2,487              2,224
    Transfers under modified coinsurance (Note 4)                                             -                 (6)
    Modified coinsurance reserve adjustment (Note 4)                                          -                  8
    Net premium transferred from separate accounts                                     (104,781)          (104,130)
                                                                              ------------------ -------------------

                  Total Expenses                                                        261,645            296,991
                                                                              ------------------ -------------------

Income from operations before federal income taxes and
  realized capital losses                                                                21,587             17,180

Federal income tax expense                                                                5,963              4,149
                                                                              ------------------ -------------------

Income from operations before realized capital losses                                    15,624             13,031

Realized capital losses on investments, net of tax expense of $29 and $63 and transfers to the interest maintenance reserve of
  $43 and ($95) for 2005 and 2004, respectively                                            (223)                23
                                                                              ------------------ -------------------

Net income                                                                      $        15,401     $       13,054
                                                                              ================== ===================



The accompanying notes are an integral part of these statutory financial statements.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                   STATUTORY STATEMENTS OF CHANGES IN SURPLUS
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004
                        (in thousands, except share data)

                                                                        Additional
                                                 Common Stock             Paid-in        Unassigned
                                               Shares     Amount          Capital    Surplus (Deficit)      Total
                                             --------- -------------  -------------- -----------------  --------------

BALANCE, January 1, 2004                      40,000    $    4,000     $    96,720     $    (3,787)     $   96,933

     Net income                                    -             -               -          13,054          13,054
     Change in net unrealized losses on
       investments, net of tax                     -             -               -              62              62
     Change in net deferred income taxes           -             -               -             402             402
     Change in non-admitted assets                 -             -               -           1,100           1,100
     Change in liability for reinsurance in
       unauthorized companies, net of tax          -             -               -              (1)             (1)
     Change in asset valuation reserve             -             -               -            (665)           (665)
                                             --------- -------------  --------------  ----------------  --------------

BALANCE, December 31, 2004                    40,000    $    4,000     $    96,720     $    10,165      $  110,885

     Net income                                    -             -               -          15,401          15,401
     Change in net unrealized losses on
       investments, net of tax                     -             -               -            (113)           (113)
     Change in net deferred income taxes           -             -               -             817             817
     Change in non-admitted assets                 -             -               -            (791)           (791)
     Change in liability for reinsurance in
       unauthorized companies, net of tax          -             -               -              (1)             (1)
     Change in asset valuation reserve             -             -               -            (285)           (285)
                                             --------- -------------  --------------  ----------------  --------------
BALANCE, December 31, 2005                    40,000    $    4,000     $    96,720     $    25,193      $  125,913
                                             ========= =============  ==============  ================  ==============

The accompanying notes are an integral part of these statutory financial statements.

                                      AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                         STATUTORY STATEMENTS OF CASH FLOWS
                                                   (in thousands)

                                                                                     Years Ended December 31
                                                                              --------------------------------------
                                                                                    2005                2004
                                                                              ------------------ -------------------
 OPERATING ACTIVITIES:
    Premiums collected net of reinsurance                                      $       223,358    $       256,363
    Net investment income received                                                      26,039             25,250
    Miscellaneous income                                                                34,783             34,249
    Benefits paid to policyowners                                                     (358,653)          (348,368)
    Net transfers from separate accounts                                               104,529            101,965
    Commissions, expenses and taxes paid                                               (48,554)           (53,482)
    Federal income taxes paid                                                           (7,272)            (4,885)
                                                                              ------------------ -------------------

    Net cash from operating activities                                                 (25,770)            11,092
                                                                              ------------------ -------------------

 INVESTING ACTIVITIES:
    Proceeds from investments sold, matured or repaid                                   60,710             60,286
    Cost of investments acquired                                                       (68,339)           (56,281)
    Net increase in loans on insurance contracts                                        (4,166)            (2,174)
                                                                              ------------------ -------------------

    Net cash from investing activities                                                 (11,795)             1,831
                                                                              ------------------ -------------------

 FINANCING AND MISCELLANEOUS ACTIVITIES:
    Change in deposit-type funds without life contingencies                                176              1,697
    Other miscellaneous, net                                                             1,170             (5,445)
                                                                              ------------------ -------------------

    Net cash from financing and miscellaneous activities                                 1,346             (3,748)
                                                                              ------------------ -------------------

 NET INCREASE(DECREASE) IN CASH AND CASH   EQUIVALENTS AND SHORT-TERM
   INVESTMENTS                                                                         (36,219)             9,175

 CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS - BEGINNING OF YEAR               48,560             39,385
                                                                              ------------------ -------------------

 CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS - END OF YEAR            $        12,341    $        48,560
                                                                              ================== ===================







The accompanying notes are an integral part of these statutory financial statements.

AMERITAS VARIABLE LIFE INSURANCE COMPANY

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2005 AND 2004
(in thousands)


1.  Nature of Operations and Summary of Significant Accounting Policies

Nature of Operations
Ameritas Variable Life Insurance Company (the Company), a stock life insurance company domiciled in the State of Nebraska, is a wholly owned subsidiary of AMAL Corporation (AMAL). AMAL is a holding company owned 85.77% by Ameritas Life Insurance Corp. (ALIC) and 14.23% by Acacia Companies (Acacia Life Insurance Company (Acacia Life) and its subsidiary Acacia Financial Corporation (AFCO)). Prior to September 26, 2005, AMAL was owned 52.41% by ALIC, 33.59% by AmerUs Life Insurance Company (AmerUs) (a non-affiliate) and 14% by Acacia Companies. On September 26, 2005, ALIC purchased the minority interest of AMAL from AmerUs. Subsequent to this transaction, all shares of AMAL common stock are held by Ameritas and the Acacia Companies. ALIC and Acacia Life are wholly owned subsidiaries of Ameritas Holding Company (AHC), which is a wholly owned subsidiary of Ameritas Acacia Mutual Holding Company (AAMHC).

AAMHC is a mutual insurance holding company. Owners of designated policies issued by ALIC or Acacia Life have a membership interest in AAMHC, while contractual rights remain with ALIC or Acacia Life.

The Company's insurance operations consist of variable universal life insurance, variable annuity and fixed premium annuity policies, none of which are participating with respect to dividends. The Company is licensed to operate in 49 states and the District of Columbia.

Basis of Presentation
The Company's statutory financial statements are presented on the basis of accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska.

Accounting practices and procedures of the National Association of Insurance Commissioners ("NAIC") as prescribed or permitted by the Insurance Department of the State of Nebraska comprise a comprehensive basis of accounting ("NAIC SAP") other than accounting principles generally accepted in the United States of America ("GAAP"). The more significant differences are as follows:

     (a) Investments in bonds are generally carried at amortized cost, while under GAAP, they are carried at either amortized cost or fair value based on their classification according to the Company's ability and intent to hold or trade the securities;

     (b) Investments in common stocks are valued as prescribed by the Securities Valuation Office ("SVO") of the NAIC, while under GAAP, common stocks are reported at fair value;

     (c) Acquisition costs, such as commissions and other costs related to acquiring new business, are expensed as incurred, while under GAAP, they are deferred and amortized to income as premiums are earned or in relation to estimated gross profits;

     (d) NAIC SAP requires an amount be recorded for deferred taxes, however, there are limitations as to the amount of deferred tax assets that may be reported as "admitted assets"; and a federal income tax provision is required on a current basis for the statutory statements of operations;

AMERITAS VARIABLE LIFE INSURANCE COMPANY

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2005 AND 2004
(in thousands)


1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Basis of Presentation, (continued)
     (e) Statutory life and annuity reserves are based on mortality and interest assumptions prescribed or permitted by state statutes, without consideration of withdrawals. Statutory life and annuity reserves generally differ from policy reserves under GAAP, which are based on the Company's estimates of mortality, interest and withdrawals;

     (f) Asset valuation reserves ("AVR") and interest maintenance reserves ("IMR") are established only in the statutory financial statements;

     (g) Assets are reported under NAIC SAP at "admitted-asset" value and "non-admitted" assets are excluded through a charge against unassigned surplus, while under GAAP, "non-admitted assets" are reinstated to the balance sheet, net of any valuation allowance;

     (h) Premium receipts and benefits on universal life-type contracts are recorded as income and expense for statutory purposes. Under GAAP, revenues on universal life-type contracts are comprised of contract charges and fees which are recognized when assessed against the policyowner account balance. Additionally, premium receipts on universal life-type contracts are considered deposits and are recorded as interest-bearing liabilities while benefits are recognized as expenses in excess of the policyowner account balance;

     (i) Reinsurance recoverables on unpaid losses are reported as a reduction of life and annuity reserves, while under GAAP, they are reported as an asset; and

     (j) Comprehensive income and its components are not presented in the statutory financial statements.

Use of Estimates
The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ significantly from those estimates. Material estimates susceptible to significant change include reserves and income taxes.

Cash Equivalents
The Company considers all highly liquid securities purchased with an original maturity of three months or less to be cash equivalents.

Investments
Investments are reported according to valuation procedures prescribed by the NAIC. Bonds not backed by other loans are generally stated at amortized cost using the interest method, except for those with an NAIC designation of 6, which are stated at the lower of amortized cost or fair value.

Mortgage and asset backed securities are stated at either amortized cost or the lower of amortized cost or fair value. Premiums and discounts on mortgage and asset backed bonds and structured securities are amortized using the retrospective method based on anticipated prepayments at the date of purchase.

AMERITAS VARIABLE LIFE INSURANCE COMPANY

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2005 AND 2004
(in thousands)


 1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Investments, (continued)
Prepayment assumptions are obtained from broker dealer survey values or internal estimates. Changes in estimated cash flows from the original purchase assumptions are accounted for using the retrospective method.

Preferred stocks are stated at cost as the NAIC designation is RP3 and P3 or above.

Common stocks are carried at NAIC fair value. The change in the stated value is recorded as a change in net unrealized losses on investments, a component of unassigned surplus.

Mortgage loans are stated at aggregate carrying value less accrued interest. The Company records a reserve for losses on mortgage loans as part of the asset valuation reserve.

Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost, which approximates fair value.

Loans on insurance contracts are carried at the unpaid principal balances. If the unpaid balance of the loan exceeds the life and annuity reserves, the excess is considered a non-admitted asset.

Investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date. Interest income on mortgage-backed and asset-backed securities is determined on the effective yield method based on estimated principal repayments. Accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis and recorded in operations.

Accrued interest more than 180 days past due deemed collectible on mortgage loans in default is non-admitted. All other investment income due and accrued with amounts over 90 days past due is non-admitted. The total amount of investment income due and accrued excluded from unassigned surplus at December 31, 2004 was $13. No amount was excluded at December 31, 2005.

Non-Admitted Assets
Certain assets, primarily goodwill, loans on insurance contracts, and a portion of deferred tax assets, are designated as "non-admitted" under statutory reporting requirements. These assets are excluded from the statutory statements of admitted assets, liabilities and surplus by adjustments to unassigned surplus. Total "non-admitted" assets were $12,780 and $11,944 as of December 31, 2005 and 2004, respectively. The adjustment to unassigned surplus for non-admitted assets reflects non-investment type assets.

Premiums and Related Commissions
Life premiums are recognized as income over the premium paying period of the related policies. Annuity considerations are recognized as income when received. Consideration received on deposit-type funds, which do not contain any life contingencies, is recorded directly to the related liability.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

AMERITAS VARIABLE LIFE INSURANCE COMPANY

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2005 AND 2004
(in thousands)


1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Life and Annuity Reserves and Deposit-type Funds
Life policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for variable life insurance are computed principally by using the Commissioners' Reserve Valuation Method ("CRVM"). Reserves for variable annuities are calculated using the Commissioners' Annuity Reserve Valuation Method ("CARVM") with appropriate statutory interest and mortality assumptions. Life and annuity reserves include the estimated future obligations for the fixed account options selected by variable life and annuity policyowners; obligations related to variable account options are in the separate accounts. Tabular interest, tabular less actual reserves released and tabular cost for all life contracts are determined based upon statutory regulations.

Other life and annuity reserves are established and maintained on the basis of published mortality tables using assumed interest rates and valuation methods as prescribed by the Insurance Department of the State of Nebraska.

Reserves for deposit-type funds are equal to deposits received and interest credited to the benefit of policyowners, less withdrawals that represent a return to the policyowner. For the determination of tabular interest to deposit-type funds, the valuation interest rate, which varies by issue year, is multiplied by the average funds in force during the year subject to such valuation interest rate.

Reserves for Unpaid Claims
Reserves for unpaid claims include claims reported and unpaid and claims not yet reported, which is estimated based upon historical experience. As such amounts are necessarily estimates, the ultimate liability will differ from the amount recorded and will be reflected in operations when additional information becomes known.

Accrued Separate Account Transfers
Accrued separate account transfers primarily consist of the amount of policyowner account values over modified reserves used in the separate account, such as the use of CARVM and CRVM.

Asset Valuation and Interest Maintenance Reserves
The asset valuation reserve is a required appropriation of unassigned surplus to provide for possible losses that may occur on certain investments held by the Company. The reserve is computed based on the holdings of all investments and realized and unrealized gains and losses, other than those resulting from interest rate changes. Changes in the reserve are charged or credited to unassigned surplus.

The interest maintenance reserve is calculated based on the prescribed methods developed by the NAIC. Realized gains and losses, net of tax, resulting from interest rate changes on fixed income investments are deferred and credited to this reserve. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment. Amortization included in net investment income was $228 and $204 for 2005 and 2004, respectively.

AMERITAS VARIABLE LIFE INSURANCE COMPANY

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2005 AND 2004
(in thousands)


1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Income Taxes
For the period September 27, 2005 through December 31, 2005, the Company will file a separate return. For the period January 1, 2005 through September 26, 2005 and tax year 2004, the Company files a consolidated life/non-life federal income tax return with its parent, AMAL, and other members of its affiliated group. The Company's income tax allocation is based upon a written agreement which generally specifies separate income tax return calculations with current credit for net operating losses and/or credits which are used to reduce the portion of the consolidated income tax liability.

The Company is subject to tax-related audits in the normal course of operations. The Company records a contingency for these tax-related matters when it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Company reviews its loss contingencies on an ongoing basis to ensure that the Company has appropriate reserves recorded on the statement of admitted assets, liabilities and surplus. These reserves are based on judgment made by management with respect to the likely outcome of these matters. The Company's judgment could change based on new information, Internal Revenue Service examinations and changes in laws or regulations.

Federal income tax returns for AMAL and its subsidiaries have been examined by the IRS through 1995.

Separate Accounts
The Company issues variable annuity and variable life contracts, the assets and liabilities of which are legally segregated and recorded in the accompanying statutory statements of admitted assets, liabilities and surplus as assets and liabilities of the separate accounts. Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, the net investment experience of the separate account is credited directly to the policyowner and can be positive or negative. Mortality, policy administration and surrender charges to all separate accounts are included in miscellaneous income in the statutory statements of operations.

The assets of separate accounts relating to variable annuity and variable life contracts are carried at fair value and consist primarily of mutual funds held for the benefit of policyowners. Deposits received from, and benefits paid to separate account policyowners which were invested in the fixed account are recorded as an increase in, or a direct charge to, life and annuity reserves. Investment income and realized and unrealized capital gains and losses related to the assets which support the variable annuity and variable life contracts are not reflected in the Company's statutory statements of operations.

Fair Values of Financial Instruments
The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

         Bonds and Preferred Stocks - The fair values for bonds and preferred stocks are based on quoted market prices, where available. For bonds and preferred stocks not actively traded, fair values are estimated using values obtained from independent pricing services and based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair values of mortgage and asset backed securities are estimated using values obtained from independent pricing services and based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.

AMERITAS VARIABLE LIFE INSURANCE COMPANY

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2005 AND 2004
(in thousands)


1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Fair Values of Financial Instruments, (continued)

         Common Stocks - For publicly traded securities, fair value is determined using prices published by the NAIC SVO.

         Mortgage Loans - The fair values for mortgage loans are estimated using discounted cash flow calculations which are based on interest rates currently being offered for similar loans to borrowers with similar credit ratings, credit quality, and maturity of the investments. Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral.

         Cash and Cash Equivalents, Short-Term Investments and Accrued Investment Income - The carrying amounts for these instruments approximate their fair values due to the short maturity of these instruments.

         Loans on Insurance Contracts - The fair values for loans on insurance contracts are estimated using discounted cash flow analysis at interest rates currently offered for similar loans. Loans on insurance contracts with similar characteristics are aggregated for purposes of the calculations.

         Deposit-Type Funds - Deposit-type funds with a fixed maturity are valued at discounted present value using market interest rates. Deposit-type funds which do not have fixed maturities are carried at the amount payable on demand at the reporting date.

         Separate Account Assets and Liabilities - The fair values of separate account assets are based upon quoted market prices. Separate account liabilities are carried at the fair value of the underlying assets.

Vulnerability due to Certain Concentrations
The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, market risk, credit risk and legal and regulatory changes. Federal legislation has allowed banks and other financial organizations to have greater participation in securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer's estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

Reclassifications
Certain items on the prior year financial statements have been reclassified to conform to current year presentation. Such reclassifications were not material, either individually or in the aggregate.

AMERITAS VARIABLE LIFE INSURANCE COMPANY

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2005 AND 2004
(in thousands)


2.  Investments

Bonds
The table below provides additional information relating to bonds held at December 31, 2005:

                                                                         Gross         Gross
                                                  Book/Adjusted        Unrealized    Unrealized
                                                  Carrying Value        Gains           Losses        Fair Value
--------------------------------------------------------------------------------------------------------------------
U.S. Government                                   $       38,522  $          174   $          522  $       38,174
 Special Revenue & Special Assessment
  Obligations and all Non-Guaranteed Obligations
  of Agencies and Authorities of Governments and
  Their Political Subdivisions                            68,244              23            1,343          66,924
Public Utilities (Unaffiliated)                           23,723             249              255          23,717
Industrial & Miscellaneous (Unaffiliated)                280,538           2,313            4,834         278,017
--------------------------------------------------------------------------------------------------------------------
  Total Bonds                                     $      411,027  $        2,759   $        6,954  $      406,832
====================================================================================================================

The table below provides additional information relating to bonds held at December 31, 2004:

                                                                         Gross            Gross
                                                   Book/Adjusted       Unrealized       Unrealized
                                                   Carrying Value         Gains           Losses        Fair Value
-------------------------------------------------------------------------------------------------------------------
U.S. Government                                   $       52,453  $          610   $           85  $       52,978
 Special Revenue & Special Assessment
  Obligations and all Non-Guaranteed Obligations
  of Agencies and Authorities of Governments and
  Their Political Subdivisions                            57,890             446              119          58,217
Public Utilities (Unaffiliated)                           18,290             821                1          19,110
Industrial & Miscellaneous (Unaffiliated)                282,373           8,691            1,314         289,750
--------------------------------------------------------------------------------------------------------------------
  Total Bonds                                     $      411,006  $       10,568   $        1,519  $      420,055
====================================================================================================================

AMERITAS VARIABLE LIFE INSURANCE COMPANY

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2005 AND 2004
(in thousands)


2.  Investments, (continued)

Bonds, (continued)
An aging of unrealized losses on the Company's investments in bonds were as follows:

                                                                    December 31, 2005
                                       -----------------------------------------------------------------------------
                                         Less than 12 months        12 months or more               Total
                                       ------------------------- ------------------------- -------------------------
                                        Fair Value  Unrealized    Fair Value  Unrealized    Fair Value  Unrealized
                                                      Losses                    Losses                    Losses
--------------------------------------------------------------------------------------------------------------------
Bonds:
U.S. Government                         $    28,698 $       505   $       992 $        17   $    29,690 $       522
Special Revenue & Special Assessment
  Obligations and all Non-Guaranteed
  Obligations of Agencies and
  Authorities of Governments and Their
  Political Subdivisions                     44,879         872        18,030         471        62,909       1,343
Public Utilities (Unaffiliated)               9,145         255             -           -         9,145         255
Industrial & Miscellaneous
  (Unaffiliated)                            148,121       3,096        37,777       1,738       185,898       4,834
--------------------------------------------------------------------------------------------------------------------
Total Bonds                             $   230,843 $     4,728   $    56,799 $     2,226   $   287,642 $     6,954
--------------------------------------------------------------------------------------------------------------------

                                                                    December 31, 2004
                                       -----------------------------------------------------------------------------
                                         Less than 12 months        12 months or more               Total
                                       ------------------------- ------------------------- -------------------------
                                        Fair Value  Unrealized    Fair Value  Unrealized    Fair Value  Unrealized
                                                      Losses                    Losses                    Losses
--------------------------------------------------------------------------------------------------------------------
Bonds:
U.S. Government                         $    10,169 $        85   $         - $         -   $    10,169 $        85
Special Revenue & Special Assessment
  Obligations and all Non-Guaranteed
  Obligations of Agencies and
  Authorities of Governments and Their
  Political Subdivisions                     26,935         116           529           3        27,464         119
Public Utilities (Unaffiliated)               2,041           1             -           -         2,041           1
Industrial & Miscellaneous
  (Unaffiliated)                             53,068         721        13,523         593        66,591       1,314
--------------------------------------------------------------------------------------------------------------------
Total Bonds                             $    92,213 $       923   $    14,052 $       596   $   106,265 $     1,519
--------------------------------------------------------------------------------------------------------------------

The Company regularly reviews its investment portfolio for factors that may indicate that a decline in fair value of an investment is other than temporary. Based on an evaluation of the prospects of the issuers, including, but not limited to, the company's intentions to sell or ability to hold the investments; the length of time and magnitude of the unrealized loss; and the credit ratings of the issuers of the investments in the above bonds, the Company has concluded that the declines in the fair values of the Company's investments in bonds at December 31, 2005 or 2004 are temporary.

AMERITAS VARIABLE LIFE INSURANCE COMPANY

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2005 AND 2004
(in thousands)


2.  Investments, (continued)

Bonds, (continued)
The carrying value and fair value of bonds at December 31, 2005, by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                              Book/Adjusted      Fair Value
                                                             Carrying Value
------------------------------------------------------------------------------------------------
Due in one year or less                                      $        33,280  $        33,277
Due after one year through five years                                166,175          164,478
Due after five years through ten years                               151,688          149,667
Due after ten years                                                   59,884           59,410
------------------------------------------------------------------------------------------------
Total Bonds                                                  $       411,027  $       406,832
================================================================================================

Bonds not due at a single maturity date have been included in the table above in the year of final maturity.

Bonds with a book/adjusted carrying value of $3,816 and $3,914 at December 31, 2005 and 2004, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

Sales of bond investments in 2005 resulted in proceeds of $17,823 on which the Company realized gross gains of $328 and gross losses of $554. Sales of bond investments in 2004 resulted in proceeds of $13,196 on which the Company realized gross gains of $581 and gross losses of $571.

The Company's bond and short-term investment portfolio is predominantly comprised of investment grade securities. At December 31, 2005 and 2004, bonds totaling $16,860 and $16,114, respectively, (4.0% and 3.6% of the total bond and short-term portfolios, respectively) are considered "below investment grade". Securities are classified as "below investment grade" by utilizing rating criteria established by the NAIC. During 2004, the Company recorded realized losses for other than temporary impairments on bonds of $56. The Company recorded no realized losses during 2005.

Mortgage Loans
The Company invests in mortgage loans collateralized principally by commercial real estate. The minimum and maximum lending rates for mortgage loans issued during 2005 are 5.5% and 6.1%, respectively. The maximum percentage of any one loan to the value of security at the time the loan was originated, exclusive of insured, guaranteed or purchase money mortgages, was 75%. The Company has not included taxes, assessments or other amounts advanced in mortgage loans at December 31, 2005 and 2004.

At December 31, 2005 and 2004, the Company does not have any impaired mortgage loans or interest income on impaired mortgage loans. Interest income on impaired mortgage loans is generally recognized on a cash basis.

AMERITAS VARIABLE LIFE INSURANCE COMPANY

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2005 AND 2004
(in thousands)

2.  Investments, (continued)

Fair Value of Financial Instruments
The book/adjusted carrying value and fair value of financial instruments at December 31 are as follows:

                                                              2005                              2004
                                                --------------------------------------------------------------------
                                                  Book/Adjusted                    Book/Adjusted
                                                  Carrying Value    Fair Value     Carrying Value    Fair Value
--------------------------------------------------------------------------------------------------------------------
Financial Assets:
Bonds                                             $      411,027  $      406,832   $      411,006  $      420,055
Preferred stocks                                           1,022           1,024            1,022           1,064
Common stocks                                                  -               -              267             267
Mortgage loans                                            13,836          13,980           10,321          10,676
Cash and cash equivalents                                  7,034           7,034           15,908          15,908
Short-term investments                                     5,307           5,307           32,652          32,652
Loans on insurance contracts                              39,961          31,976           35,840          30,160
Accrued investment income                                  5,690           5,690            5,885           5,885
Assets related to separate accounts                    1,942,841       1,942,841        1,916,448       1,916,448

Financial Liabilities:
Deposit-type funds                                $        4,794  $        4,794   $        4,521  $        4,521
Liabilities related to separate accounts               1,942,841       1,942,841        1,916,448       1,916,448
--------------------------------------------------------------------------------------------------------------------

3.  Income Taxes

The following are federal income taxes paid in the current and prior years that will be available for recoupment in the event of future losses:

2005                           $         6,312
2004                                     4,384
2003                                     4,142

The Company has approximately $424 of capital loss carryforwards as of December 31, 2005 that may be applied against future capital gains. The capital loss carryforward will expire in 2009.

Federal income taxes incurred at December 31 consist of the following major components:

                                                                     2005              2004
---------------------------------------------------------------------------------------------------
Current federal income taxes
Operations                                                      $         5,963  $         4,149
Capital gains                                                                29               63
---------------------------------------------------------------------------------------------------
                                                                          5,992            4,212
Change in net deferred income taxes                                        (817)            (402)
---------------------------------------------------------------------------------------------------
    Total federal income taxes incurred                         $         5,175  $         3,810
===================================================================================================

AMERITAS VARIABLE LIFE INSURANCE COMPANY

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2005 AND 2004
(in thousands)


3.  Income Taxes, (continued)

The difference between the U.S. federal income tax rate and the federal income taxes incurred at December 31 is summarized as follows:

                                                                                      2005              2004
 -------------------------------------------------------------------------------------------------------------------
 Income before federal income taxes and realized                                 $        21,587  $        17,180
   capital losses
 Net realized capital losses before federal income
   taxes and transfer to IMR                                                                (151)              (9)
 -------------------------------------------------------------------------------------------------------------------
 Total pretax income                                                                      21,436           17,171
 Dividends received deduction                                                             (6,371)          (4,712)
 Change in non-admitted assets                                                                (5)             828
 Other                                                                                      (602)              13
 -------------------------------------------------------------------------------------------------------------------
                                                                                          14,458           13,300
 Statutory tax rate                                                                         0.35             0.35
                                                                                ------------------------------------
                                                                                           5,060            4,655
 Addition (release) of federal income tax reserve                                            115             (845)
 -------------------------------------------------------------------------------------------------------------------
       Total federal income taxes incurred                                       $         5,175  $         3,810
 ===================================================================================================================

The items that give rise to deferred tax assets and liabilities at December 31 relate to the following:
                                                                                      2005              2004
--------------------------------------------------------------------------------------------------------------------
Deferred tax assets:
Unrealized investment losses                                                     $             -  $            54
Deferred policy acquisition costs                                                         10,571           10,579
Future policy and contract benefits                                                        3,533            3,202
Acacia Life distribution                                                                   3,207            3,601
Capital loss carryover                                                                       148              283
Non-admitted assets                                                                           81               79
Other                                                                                         23               38
--------------------------------------------------------------------------------------------------------------------
Gross deferred tax assets                                                                 17,563           17,836
--------------------------------------------------------------------------------------------------------------------
Deferred tax liabilities:
Unrealized investment gains                                                                  137              167
Future policy and contract benefits                                                            -              779
Acacia National Life Insurance Company inforce                                             1,787            2,114
Other                                                                                          9                -
--------------------------------------------------------------------------------------------------------------------
Gross deferred tax liabilities                                                             1,933            3,060
--------------------------------------------------------------------------------------------------------------------
Net deferred tax asset                                                                    15,630           14,776
Less: non-admitted deferred tax assets                                                    12,549           11,719
--------------------------------------------------------------------------------------------------------------------
Net admitted deferred tax assets                                                 $         3,081  $         3,057
====================================================================================================================
Increase(decrease) in deferred tax assets non-admitted                           $           830  $          (266)
====================================================================================================================

AMERITAS VARIABLE LIFE INSURANCE COMPANY

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2005 AND 2004
(in thousands)

3.  Income Taxes, (continued)
The change in net deferred income taxes is comprised of the following:

                                                                                     December 31
                                                                   -------------------------------------------------
                                                                         2005            2004           Change
--------------------------------------------------------------------------------------------------------------------
Gross deferred tax assets                                           $      17,563   $      17,836   $        (273)
Gross deferred tax liabilities                                              1,933           3,060          (1,127)
--------------------------------------------------------------------------------------------------------------------
Net deferred tax asset                                              $      15,630   $      14,776             854
====================================================================================================
Tax effect of unrealized gains                                                                                (37)
                                                                                                   -----------------
Change in net deferred income tax                                                                   $         817
                                                                                                   =================

                                                                                     December 31
                                                                   -------------------------------------------------
                                                                         2004            2003           Change
--------------------------------------------------------------------------------------------------------------------
Gross deferred tax assets                                           $      17,836   $      18,563   $        (727)
Gross deferred tax liabilities                                              3,060           4,153          (1,093)
--------------------------------------------------------------------------------------------------------------------
Net deferred tax asset                                              $      14,776   $      14,410             366
====================================================================================================
Tax effect of unrealized losses                                                                                36
                                                                                                   -----------------
Change in net deferred income tax                                                                   $         402
                                                                                                   =================

The Company files income tax returns with the Internal Revenue Service and various state tax jurisdictions. From time to time, the Company is subject to routine audits by those agencies and those audits may result in proposed adjustments. The Company has considered the alternative interpretations that may be assumed by the various taxing agencies and believes its positions taken regarding its filings are valid. Based upon review of the Company's tax contingencies, the reserve held for tax related contingencies was increased by $115 and reduced by $845 in 2005 and 2004, respectively.

4.  Information Concerning Parent, Subsidiaries and Affiliates

Effective April 1, 2002, the Company and Acacia National Life Insurance Company (merged with Acacia Life as of January 1, 2004) (Acacia) entered into agreements under which the Company accepted, either on a coinsurance (the fixed account business) or on a modified coinsurance basis (the separate account business), the rights, liabilities and obligations of the variable life and annuity products of Acacia. In addition, the Company entered into an assumptive reinsurance agreement to assume these ceded policies upon regulatory or policyowner approval as required. In connection with these agreements, assets and liabilities were transferred from Acacia to the Company at fair value, which resulted in recording goodwill of $10,794, which is being amortized over 10 years. Amortization of goodwill was $1,080 and $1,079 for the years ended December 31, 2005 and 2004, respectively.

During 2004, under terms of the assumption reinsurance agreement with Acacia separate account assets and liabilities each totaling $210 were transferred from Acacia to the Company. The assumption reinsurance was completed as of November 1, 2004.

AMERITAS VARIABLE LIFE INSURANCE COMPANY

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2005 AND 2004
(in thousands)


4.  Information Concerning Parent, Subsidiaries and Affiliates, (continued)

The Company's variable life and annuity products are distributed through affiliated broker dealers, which are wholly owned subsidiaries of AMAL. Policies placed by these affiliates generated commission expense of $23,793 and $24,233 for the years ended December 31, 2005 and 2004, respectively.

The Company has a variable insurance trust (VIT). The Company, ALIC, and First Ameritas Life Insurance Corp. of New York (FALIC), an affiliate, offer the VIT as an investment option to policyowners through their separate accounts. The Company had separate account investments of $599,621 and $570,747 in the VIT as of December 31, 2005 and 2004, respectively. ALIC had separate account investments of $1,899 and $2,701 in the VIT as of December 31, 2005 and 2004, respectively. FALIC had separate account investments of $235 and $272 in the VIT as of December 31, 2005 and 2004, respectively. Affiliates of the Company provide investment advisory and administrative services to the VIT on a fee basis.

The Company offers mutual funds of Calvert Variable Series, Inc. (CVS), an affiliate, to policyowners through the separate accounts. Separate account investments in mutual funds offered through CVS were $86,337 and $85,121 as of December 31, 2005 and 2004, respectively.

As of December 31, 2005 and 2004, respectively, the Company had short-term investments of $343 and $3,350 in mutual funds of an affiliate.

The Company reported the following amounts due from (to) the below listed affiliates. The terms of the intercompany agreements require that these amounts be settled within 30 days.

                                                     Receivable (Payable)
-------------------------------------------------------------------------------
Ameritas Holding Company                                $           147
AMAL Corporation                                                   (100)
AmerUs Life Insurance Company                                       (39)
Ameritas Investment Corp.                                            74
Ameritas Life Insurance Corp.                                      (881)
Acacia Life Insurance Company                                      (738)
Pathmark Administrators, Inc.                                        14
Ameritas Investment Advisors, Inc.                                   24
-------------------------------------------------------------------------------

The Company has entered into guarantee agreements with ALIC, AmerUs (through September 26, 2005) and AMAL whereby they guarantee the full, complete and absolute performance of all duties and obligations of the Company. As of September 26, 2005 ALIC purchased additional shares of AMAL common stock from AmerUs whereby increasing ALIC's ownership to over 85% of AMAL. Upon the sale of shares, AmerUs was released from its obligation under the guarantee agreement for the Company's full, complete and absolute performance.

Affiliates provide technical, financial, legal, marketing and investment advisory support to the Company under administrative service agreements. The cost of these services to the Company for years ended December 31, 2005 and 2004 was $16,841 and $19,313, respectively.

AMERITAS VARIABLE LIFE INSURANCE COMPANY

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2005 AND 2004
(in thousands)

4.  Information Concerning Parent, Subsidiaries and Affiliates, (continued)

AmerUs, through assumption reinsurance, has assumed approximately 99% of the Company's equity indexed annuity business as of December 31, 2005 and 2004, reducing the respective ceded allowance to $78 and $135 which is included as a reduction of life and annuity reserves. As a condition to assumption reinsurance, certain states have required the Company remain contingently liable in the event the assuming reinsurer is unable to fulfill its obligations. The Company is contingently liable for $3,053 and $5,832 of additional reserves as of December 31, 2005 and 2004, respectively.

The Company provides supervision, training and marketing support for variable product distributions to Ameritas Investment Corp. (AIC), an affiliate. The Company received fees of $916 and $795 for these services for the years ended December 31, 2005 and 2004, respectively. The fees are reflected in miscellaneous income in the statutory statements of operations.

5.  Benefit Plans

The Company participates in a non-contributory defined benefit plan (the Plan or Pension Plan) sponsored by AHC. Pension costs include current service costs, which are accrued and funded on a current basis, and past service costs, which are amortized over the average remaining service life of all employees on the adoption date. The assets and liabilities of this plan are held by AHC. Total Company contributions for the years ended December 31, 2005 and 2004 were $1 and $2, respectively. For 2005 and 2004, the Plan had no minimum required contribution.

The Company's employees and agents participate in a defined contribution plan that covers substantially all full-time employees and agents of AHC and its subsidiaries. Company matching contributions under the defined contribution plan range from 0.5% to 3% of the participant's compensation in 2005 and 2004. In addition, for eligible employees who are not Pension plan participants, the Company makes a contribution of 6.0% of the participant's compensation. Contributions by the Company to the defined contribution plan, net of forfeitures, were ($47) and $108 in 2005 and 2004, respectively.

The Company is also included in a postretirement benefit plan providing group medical coverage to retired employees of AMAL and its subsidiaries. For employees eligible to retire on or before January 1, 2000 these benefits are a specified percentage of premium until age 65 and a flat dollar amount thereafter. For employees eligible for retirement after January 1, 2000, benefits will be provided up to the date when the employee becomes eligible for Medicare. Employees become eligible for these benefits upon the attainment of age 55, 15 years of service and participation in the plan for the immediately preceding 5 years. Benefit costs include the expected cost of postretirement benefits for newly eligible employees, interest cost, and gains and losses arising from differences between actuarial assumptions and actual experience. The assets and liabilities of this plan are not segregated. Total Company contributions were $1 and $20 for the years ended December 31, 2005 and 2004, respectively.

Expenses for the defined benefit plan and postretirement group medical plan are allocated to the Company based on the number of employees in AMAL and its subsidiaries.

AMERITAS VARIABLE LIFE INSURANCE COMPANY

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2005 AND 2004
(in thousands)


6.  Dividend Restrictions and Surplus

The Company is subject to regulation by the Insurance Department of the State of Nebraska, which restricts the advancement of funds to parent and affiliated companies as well as the amount of dividends that may be paid without prior approval. No dividends to parent or affiliated companies were paid in the current or prior year.

Unassigned surplus represents the undistributed and unappropriated amount of surplus at the statement date. The cumulative effect related to the portion of unassigned surplus represented or reduced by each of the following items as of December 31:

                                                                        2005              2004
 -------------------------------------------------------------------------------------------------
 Unrealized losses on investments, net of tax                  $          (230) $          (117)
 Nonadmitted asset values                                              (12,549)         (11,758)
 Asset valuation reserves                                               (1,867)          (1,582)
 Liability for reinsurance in unauthorized
   companies, net of tax                                                    (3)              (2)
 -------------------------------------------------------------------------------------------------

7.  Commitments and Contingencies

As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health insurance guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. The Company estimated its cost related to past insolvencies and has provided a reserve included in other liabilities of $61 and $90 as of December 31, 2005 and 2004, respectively, and estimated recoveries from premium taxes of $44 and $38 as of December 31, 2005 and 2004, respectively.

From time to time the Company is involved in pending and threatened litigation in the normal course of business in which claims for monetary damages are asserted. In the opinion of management, the ultimate liability, if any, arising from such pending or threatened litigation is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

The Company's exposure to credit loss is represented by the contractual notional amount of mortgage loan commitments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments. There were no mortgage loan commitments outstanding as of December 31, 2005.

Companies operating in the insurance and financial services markets have come under the scrutiny of regulators with respect to market conduct and compliance issues. Under certain circumstances, companies have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyowner. The Company monitors its sales materials and enforces compliance procedures to mitigate any exposure to potential litigation. The Company is a member of the Insurance Marketplace Standards Association, an organization which advocates ethical market conduct.

AMERITAS VARIABLE LIFE INSURANCE COMPANY

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2005 AND 2004
(in thousands)


8.  Reinsurance

Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Management believes the recoverables are appropriately established. The Company conducts reinsurance business with ALIC, AmerUs, Acacia Life and other non-affiliated companies.

Following is a summary of the transactions through reinsurance operations:

                                                                                      Years Ended December 31
                                                                                ------------------------------------
                                                                                      2005              2004
--------------------------------------------------------------------------------------------------------------------
Premiums:
  Assumed (related party $0 and $(2) in 2005 and 2004)                           $             -  $            (2)
  Ceded (related party $10,671 and $11,229 in 2005 and 2004)                              15,487           15,137
Claims:
  Ceded (related party $3,732 and $3,477 in 2005 and 2004)                                 5,192            6,389
Reserves:
  Ceded (related party $3,863 and $4,041 in 2005 and 2004)                                 5,944            5,596
--------------------------------------------------------------------------------------------------------------------

The Company is not relieved of its primary liability in the event that a reinsurer is unable to meet the obligations ceded under a reinsurance agreement.

9.  Life and Annuity Reserves

The Company does not waive deduction of deferred fractional premiums due upon death of the insured, nor does it return any portion of the final premium beyond the date of death. Surrender values are not provided in excess of the legally computed reserves.

Additional premiums are charged for policies issued on substandard lives according to underwriting classification. Reserves for substandard policies are included in the life and annuity reserve. The corresponding reserves held on such policies are calculated using the same interest rate as standard policies, but employ mortality rates which are multiples of standard mortality.

As of December 31, 2005 and 2004, respectively, the Company had $18,463 and $50 of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Insurance Department of the State of Nebraska. Reserves to cover the above insurance totaled $161 and $1 at December 31, 2005 and 2004, respectively.

AMERITAS VARIABLE LIFE INSURANCE COMPANY

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2005 AND 2004
(in thousands)

10. Analysis of Annuity Reserves and Deposit-type Funds by Withdrawal Characteristics

Withdrawal characteristics of annuity reserves and deposit-type funds at December 31 are as follows:

                                                                                               2005
                                                                                ------------------------------------
                                                                                     Amount          % of Total
--------------------------------------------------------------------------------------------------------------------
Subject to discretionary withdrawal:
   At book value less current surrender charge of 5% or more                     $       643,334        37.00
   At book value without adjustment (minimal or no charge)                             1,089,331        62.66
   Not subject to discretionary withdrawal                                                 5,883         0.34
--------------------------------------------------------------------------------------------------------------------
Total gross                                                                            1,738,548          100%
                                                                                                 ===================
Reinsurance ceded                                                                             43
--------------------------------------------------------------------------------------------------
Total net                                                                        $     1,738,505
==================================================================================================

                                                                                               2004
                                                                                ------------------------------------
                                                                                     Amount          % of Total
--------------------------------------------------------------------------------------------------------------------
Subject to discretionary withdrawal:
   At book value less current surrender charge of 5% or more                     $       758,160        42.20
   At book value without adjustment (minimal or no charge)                             1,033,313        57.52
   Not subject to discretionary withdrawal                                                 5,070          .28
--------------------------------------------------------------------------------------------------------------------
Total gross                                                                            1,796,543          100%
                                                                                                 ===================
Reinsurance ceded                                                                            167
--------------------------------------------------------------------------------------------------
Total net                                                                        $     1,796,376
==================================================================================================

10. Analysis of Annuity Reserves and Deposit-type Funds by Withdrawal Characteristics, (continued)

The following information is obtained from the applicable Exhibit in the Company's December 31 Annual Statement and related Separate Accounts Annual Statement, both of which are filed with the Insurance Department of the State of Nebraska, and is provided to reconcile annuity reserves and deposit-type funds to amounts reported in the statutory statements of admitted assets, liabilities and surplus as of December 31:

                                                                                      2005              2004
--------------------------------------------------------------------------------------------------------------------
Life and Accident and Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)                                        $       378,810  $       426,576
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)              681              592
Exhibit 7, Line 14, Column 1                                                               4,794            4,521
--------------------------------------------------------------------------------------------------------------------
                                                                                         384,285          431,689
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2                                                      1,354,220        1,364,687
--------------------------------------------------------------------------------------------------------------------
Total                                                                            $     1,738,505  $     1,796,376
====================================================================================================================


                                       23

AMERITAS VARIABLE LIFE INSURANCE COMPANY

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2005 AND 2004
(in thousands)


11.  Separate Accounts

Information regarding the nonguaranteed separate accounts of the Company is as follows:

                                                                                      2005              2004
--------------------------------------------------------------------------------------------------------------------
For the years ended December 31:
    Premiums, considerations or deposits                                         $       208,710  $       223,540
--------------------------------------------------------------------------------------------------------------------
At December 31:
Reserves by valuation basis
    Fair value                                                                   $     1,850,419  $     1,823,602
====================================================================================================================
Reserves by withdrawal characteristic:
Subject to discretionary withdrawal:
    At book value without fair value adjustment and with current surrender
     charge of 5% or more                                                        $       804,091  $       843,252
    At book value without fair value adjustment and with current surrender
     charge <5%                                                                        1,046,328          980,350
--------------------------------------------------------------------------------------------------------------------
Total                                                                            $     1,850,419  $     1,823,602
====================================================================================================================

Reconciliation of net transfers from separate accounts at December 31:
Transfers as reported in the summary of operations of the
  Separate Accounts Annual Statement:
    Transfers to separate accounts                                               $       208,710  $       223,540
    Transfers from separate accounts                                                    (313,491)        (327,462)
--------------------------------------------------------------------------------------------------------------------
    Net transfers from separate accounts                                                (104,781)        (103,922)
Miscellaneous adjustment                                                                       -                2
Assumptive reinsurance transfers (Note 4)                                                      -             (210)
--------------------------------------------------------------------------------------------------------------------
Net transfers as reported in the statutory statements of operations
  of the Company                                                                 $      (104,781) $      (104,130)
====================================================================================================================

AMERITAS VARIABLE LIFE INSURANCE COMPANY

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2005 AND 2004
(in thousands)


12. Reconciliation of Statutory Net Income and Surplus to GAAP Net Income and Equity

As described in Note 1, the Company has prepared these financial statements in conformity with statutory accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska. These practices differ from GAAP. The following tables reconcile statutory net income to GAAP net income and statutory surplus to GAAP equity:

For the years ended December 31:                                                           2005              2004
--------------------------------------------------------------------------------------------------------------------
Statutory net income as reported                                                 $        15,401  $        13,054
Insurance reserves                                                                         2,978           (1,841)
Deferred policy acquisition costs                                                          1,083              385
Deferred income taxes and other tax reclassifications                                       (551)           1,202
Statutory investment reserves                                                               (185)            (299)
Goodwill amortization                                                                      1,080            1,079
Other                                                                                         32              189
--------------------------------------------------------------------------------------------------------------------
GAAP net income                                                                  $        19,838  $        13,769
====================================================================================================================
At December 31:
Statutory surplus                                                                $       125,913  $       110,885
Insurance reserves                                                                      (113,266)        (116,241)
Deferred policy acquisition costs                                                        204,124          191,966
Deferred income taxes                                                                    (19,283)         (19,531)
Valuation of investments                                                                  (3,988)           9,251
Statutory investment reserves                                                              2,355            2,255
Goodwill                                                                                  (6,746)          (7,826)
Other                                                                                         21               59
--------------------------------------------------------------------------------------------------------------------
GAAP equity                                                                      $       189,130  $       170,818
====================================================================================================================

                                     PART C
                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

    a) Financial Statements:

    The financial statements of the subaccounts of Ameritas Variable Life Insurance Company Separate Account VA-2 and Ameritas Variable Life Insurance Company are filed in Part B. They include:

    Subaccounts of Ameritas Variable Life Insurance Company Separate Account
    VA-2:
    - Report of Deloitte & Touche LLP, independent registered public accounting firm.
    - Statements of Net Assets as of December 31, 2005.
    - Statements of Operations for the periods ended December 31, 2005 and 2004.
    - Statements of Changes in Net Assets for the periods ended
      December 31, 2005 and 2004.
    - Notes to Financial Statements for the periods ended December 31, 2005 and 2004.

    Ameritas Variable Life Insurance Company:
    - Report of Deloitte & Touche LLP, independent auditors.
    - Statutory Statements of Admitted Assets, Liabilities, and Surplus as of December 31, 2005 and 2004.
    - Statutory Statements of Operation for the years ended December 31, 2005 and 2004.
    - Statutory Statements of Changes in Surplus for the years ended
      December 31, 2005 and 2004.
    - Statutory Statements of Cash Flows for the years ended December 31, 2005 and 2004.

All schedules of Ameritas Variable Life Insurance Company for which provision is made in the applicable accounting regulations of the Securities and Exchange Commission are not required under the related instructions, are inapplicable or have been disclosed in the Notes to the Statutory Financial Statements and therefore have been omitted.

There are no financial statements included in Part A or Part C.

    b)  Exhibits

 EXHIBIT
 NUMBER        DESCRIPTION OF EXHIBIT
 ------        ----------------------
(1)            Resolution of Board of Directors of Ameritas Variable Life
               Insurance Company Establishing Ameritas Variable Life
               Insurance Company Separate Account VA-2.  (1)
(2)            Not applicable.
(3) (a)        Principal Underwriting Agreement. (2) (3) (b) Form of Selling
               Agreement. (3)
(4)            Form of Variable Annuity Contract and Riders. (4) (5)
(5)            Form of Application for Variable Annuity Contract. (6)
(6) (a)        Articles of Incorporation of Ameritas Variable Life Insurance
               Company. (7)
(6) (b)        Bylaws of Ameritas Variable Life Insurance Company.  (8)
(7)            Not Applicable.
(8) (a)        Participation Agreement (MFS).  (3)
(8) (b)        Participation Agreement (Fidelity).  (7)
(8) (c)        Participation Agreement (Alger American).  (7)
(8) (d)        Participation Agreement (Morgan Stanley).  (3)
(8) (e)        Form of Participation Agreement (Calvert Variable Series, Inc.
               Ameritas Portfolios). (9)
(8) (f)        Form of Participation Agreement (Calvert Variable Series,
               Inc.).  (10)
(8) (g)        Form of Participation Agreement (American Century).  (10)
(8) (h)        Form of Participation Agreement (INVESCO).  (10)
(8) (i)        Form of Participation Agreement (Salomon Brothers).  (10)
(8) (j)        Form of Participation Agreement (Summit).  (10)
(8) (k)        Form of Participation Agreement (Third Avenue).  (10)
(8) (l)        Form of Participation Agreement (Dreyfus).  (11)
(9)            Legal Opinion and Consent.
(10)           Independent Auditors' Consent.
(11)           Omitted financial statements.  (12)
(12)           Not applicable.
(13)           Schedule of Computation of Performance Quotations.  (13)
(14)           Powers of Attorney. (14)

(1) Incorporated by reference to the initial Registration Statement for Ameritas Variable Life Insurance Company Separate Account VA-2, File No. 333-36507, filed on September 26, 1997.
(2) Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account VA-2, File No. 33-98848, filed on February 28, 1997.
(3) Incorporated by reference to the initial Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-15585, filed on November 6, 1996.
(4) Incorporated by reference to the initial Registration Statement for Ameritas Variable Life Insurance Company Separate Account VA-2, File No. 333-47162, filed on October 2, 2000.
(5) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account VA-2, File No. 333-47162, filed March 1, 2002.
(6) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account VA-2, File No. 333-47162, filed December 22, 2000.
(7) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement for Ameritas Variable Life Insurance Company, Separate Account V File No. 333-15585, filed on January 17, 1997.
(8) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account VA-2, File No. 33-36507, filed on February 20, 1998.
(9) Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-15585, filed on August 30, 1999.
(10) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-14845, filed November 22, 2000.
(11) Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account VA-2, File No. 33-33844, filed February 24, 2003.
(12) Financial Statements omitted from Item 24 include: The December 31, 2005 financial statements of Ameritas Variable Life Insurance Company's parent and guarantor, Ameritas Life Insurance Corp., and AMAL Corporation and Subsidiaries Consolidated Financial Statements, which are incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 for File No. 333-71505, as filed on April 10, 2006.
(13) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account VA-2, File No. 333-47162, filed April 9, 2001.
(14) Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-64496, filed February 28, 2006.

Item 25.     Directors and Officers of the Depositor

    Name and Principal       Position and Offices
    BUSINESS ADDRESS         WITH DEPOSITOR
    ----------------         --------------
    Lawrence J. Arth*        Director, Chairman of the Board and Chief Executive
                             Officer
    JoAnn M. Martin*         Director, President and Chief Operating Officer
    Haluk Ariturk*           Director
    Jan M. Connolly*         Director
    Kenneth L. VanCleave*    Director
    Arnold D. Henkel*        Director, Executive Vice President
    William W. Lester*       Director, Senior Vice President, Chief Investment
                             Officer and Treasurer
    Robert C. Barth*         Vice President, Controller and Chief Accounting
                              Officer
    Raymond M. Gilbertson*   Vice President - Corporate Compliance
    Robert G. Lange*         Vice President, Secretary and General Counsel

* Principal business address: Ameritas Variable Life Insurance Company, 5900 "O" Street, Lincoln, Nebraska 68510.

Item 26.     Organizations under common control with the depositor include:


NAME OF CORPORATION (STATE WHERE ORGANIZED)               PRINCIPAL BUSINESS
UNIFI MUTUAL HOLDING COMPANY (NE).........................mutual insurance holding company
    AMERITAS HOLDING COMPANY (NE).........................stock insurance holding company
        ACACIA LIFE INSURANCE COMPANY (DC)................life insurance company
           ACACIA FINANCIAL CORPORATION (MD)..............holding company
               Acacia Federal Savings Bank (DE)...........federally chartered bank
                  ACACIA SERVICE CORP. (VA)...............deposit solicitation
               Calvert Group, Ltd. (DE)...................holding company
                  CALVERT ASSET MANAGEMENT COMPANY (DE)...asset management services
                  CALVERT SHAREHOLDER SERVICES, INC. (DE).administrative services
                  CALVERT ADMINISTRATIVE SERVICES
                    COMPANY (DE)..........................administrative services
                  CALVERT DISTRIBUTORS, INC. (DE).........broker-dealer

        AMERITAS LIFE INSURANCE CORP. (NE)................life/health insurance company
           AMAL CORPORATION (NE)..........................a joint venture holding company among Ameritas Life Insurance Corp.
                                                          (86.00%), Acacia Life Insurance Company
                                                          (11.03%),and Acacia Financial Corporation
                                                          (2.97%)
               Ameritas Variable Life Insurance
                  Company (NE)............................life insurance company
               Ameritas Investment Corp. (NE)             a securities broker dealer and
                                                          investment advisor owned by AMAL
                                                          Corporation (66.41%) and Centralife
                                                          Annuities Service, Inc. (33.59%)
           AMERITAS INVESTMENT ADVISORS, INC. (NE)........investment advisor
           FIRST AMERITAS LIFE INSURANCE CORP. OF
             NEW YORK (NY)................................life insurance company
           PATHMARK ADMINISTRATORS, INC. (NE).............third-party administrator of dental and eye care insurance plans

        THE UNION CENTRAL LIFE INSURANCE COMPANY (OH).....life insurance company
           UNION CENTRAL MORTGAGE FUNDING, INC. (OH ).....mortgage loan and servicing
           SUMMIT INVESTMENT PARTNERS, LLC (OH)...........investment adviser
           CARILLON MARKETING AGENCY, INC. (DE  ).........insurance agency
           CARILLON INVESTMENTS, INC. (OH )...............securities broker dealer and investment adviser
           PBRA, INC. (CA)................................holding company
               Price, Raffel & Browne Administrators,
                 Inc.(DE )................................pension administration services
           SUMMIT INVESTMENT PARTNERS, INC. (OH)..........investment adviser

Subsidiaries are indicated by indentations. Ownership is 100% by the parent company except as noted.

Item 27.   Number of Contractowners

           As of March 31, 2006 there were 5,518 qualified contracts and 2,071 non-qualified contracts.

Item 28.   Indemnification

Ameritas Variable Life Insurance Company's By-laws provide as follows:

    "The Corporation shall indemnify any person who was, or is a party, or is threatened to be made a party, to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that he or she is or was a director, officer or employee of the Corporation or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses including attorney's fees, judgments, fines and amounts paid in settlement actually and reasonably incurred in connection with such action, suit or proceeding to the full extent authorized by the laws of Nebraska."

    Section 21-2004 of the Nebraska Business Corporation Act, in general, allows a corporation to indemnify any director, officer, employee or agent of the corporation for amount paid in settlement actually and reasonably incurred by him or her in connection with an action, suit or proceeding, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interest of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful.

    In a case of a derivative action, no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his or her duty to the corporation, unless a court in which the action was brought shall determine that such person is fairly and reasonably entitled to indemnify for such expenses which the Court shall deem proper.

    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.   Principal Underwriters


    a) Ameritas Investment Corp. ("AIC") which will serve as the principal underwriter for the variable annuity contracts issued through Ameritas Variable Life Insurance Company Separate Account VA-2, also serves as the principal underwriter for variable life insurance contracts issued through Ameritas Variable Life Insurance Company Separate Account V, and serves as the principal underwriter for variable life insurance contracts issued through Ameritas Life Insurance Corp. Separate Account LLVL and First Ameritas Variable Life Separate Account and variable annuity contracts issued through Ameritas Life Insurance Corp. Separate Account LLVA and First Ameritas Variable Annuity Separate Account. AIC is the underwriter for the Ameritas Portfolios and also serves as its investment advisor.


    b) The following table sets forth certain information regarding the officers and directors of the principal underwriter, Ameritas Investment Corp.

         Name and Principal      Positions and Offices
         BUSINESS ADDRESS        WITH UNDERWRITER
         ----------------        ----------------
         Lawrence J. Arth*       Director, Chairman
         Salene Hitchcock-Gear*  Director, President and Chief Executive Officer
         Gary R. McPhail**       Director, Senior Vice President
         William W. Lester*      Director, Vice President and Treasurer
         Thomas C. Godlasky**    Director
         JoAnn M. Martin         Director
         Billie B. Beavers***    Senior Vice President
         Bruce D. Lefler***      Senior Vice President  - Public Finance
         Maria E. Sherffius*     Vice President - Chief Compliance Officer
         Robert G. Lange*        Vice President, Secretary and General Counsel
         Michael M. VanHorne***  Senior Vice President

* Principal business address: Ameritas Investment Corp., 5900 "O" Street, Lincoln, Nebraska 68510.
** Principal business address: AmerUs Life Insurance Company, 611 Fifth Avenue, Des Moines, Iowa 50309.
*** Principal business address: Ameritas Investment Corp., 440 Regency Parkway
    Drive, Suite 222, Omaha, Nebraska  68114.


    c)                    Net Underwriting  Compensation
       Name of Principal   Discounts and          on         Brokerage
         Underwriter (1)  Commissions (2)   Redemption (3)  Commissions (4) Compensation (5)
------------------------  ---------------   --------------  --------------- ----------------
    Ameritas Investment
      Corp. ("AIC")         $9,469,380          $0              $46,675         $158,125

         (2)+(4)+(5) = Gross variable annuity compensation received by AIC.
         (2) = Sales compensation received and paid out by AIC as underwriter, AIC retains 0.
         (4) = Sales compensation received by AIC for retail sales.
         (5) = Sales compensation received by AIC and retained as underwriting fee.

Item 30.  Location of Separate Account and Records

    The Books, records and other documents required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained at Ameritas Variable Life Insurance Company, 5900 "O" Street, Lincoln, Nebraska 68510.


Item 31. Management Services

    Not Applicable.


Item 32. Undertakings

    Registrant undertakes to file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statement in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts may be accepted.

    Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send for a Statement of Additional Information.

    Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

    The registrant is relying upon the Division of Investment Management (Division) no-action letter of November 28, 1988 concerning annuities sold in 403 (b) plans and represents that the requirements of the no-action letter have been, are and/or will be complied with.

    Ameritas Variable Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Ameritas Variable Life Insurance Company Separate Account VA-2 certifies that this Post-Effective Amendment No. 8 to Registration Statement Number 333-47162 meets all the requirements of effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Lincoln, County of Lancaster, State of Nebraska on this 12th day of April, 2006.


                               AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                      SEPARATE ACCOUNT VA-2, Registrant

                             AMERITAS VARIABLE LIFE INSURANCE COMPANY, Depositor

                                            By:       LAWRENCE J. ARTH (1)
                                               ---------------------------------
                                                     Chairman of the Board


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 12, 2006.

      SIGNATURE                                     TITLE
      ---------                                     -----
    Lawrence J. Arth (1)      Director, Chairman and Chief Executive Officer
    JoAnn M. Martin (1)       Director, President and Chief Operating Officer
    Haluk Ariturk(1)          Director
    Jan M. Connolly(1)        Director
    Kenneth L. VanCleave(1)   Director
    Arnold D. Henkel(1)       Director, Executive Vice President
    William W. Lester (1)     Director, Senior Vice President, Chief Investment
                              Officer and Treasurer
    Robert C. Barth (1)       Vice President, Controller and Chief Accounting
                              Officer

    /S/ ROBERT G. LANGE       Vice President, Secretary and General Counsel
    -------------------
    Robert G. Lange



(1) Signed by Robert G. Lange under Powers of Attorney executed effective as of February 24, 2006.

                                  EXHIBIT INDEX

EXHIBIT

       9       Legal Opinion and Consent

      10       Other Opinions:
                      Consent of Independent Auditors
                      Consent of Independent Registered Public Accounting Firm